UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

June 30, 2012

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 29.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.9%
FHLMC, VRN, 2.60%, 8/15/12	$374,147	$390,230
FHLMC, VRN, 2.90%, 8/15/12	396,909	414,934
FHLMC, VRN, 3.30%, 8/15/12	356,951	374,071
FHLMC, VRN, 4.02%, 8/15/12	725,080	768,923
FHLMC, VRN, 6.15%, 8/15/12	557,008	604,294
FNMA, VRN, 2.73%, 7/25/12	739,227	767,407
FNMA, VRN, 3.34%, 7/25/12	338,402	355,410
FNMA, VRN, 3.90%, 7/25/12	585,887	620,314
FNMA, VRN, 3.90%, 7/25/12	757,256	802,566

		5,098,149

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 27.7%
FHLMC, 4.50%, 6/1/21	104,691	111,862
FHLMC, 5.50%, 1/1/38	87,364	95,240
FHLMC, 5.50%, 4/1/38	450,585	490,366
FHLMC, 4.00%, 4/1/41	1,629,456	1,763,456
FHLMC, 6.50%, 7/1/47	3,985	4,442
FNMA, 4.00%, 7/12/12(2)	4,000,000	4,259,375
FNMA, 4.50%, 7/12/12(2)	2,000,000	2,146,250
FNMA, 5.00%, 7/12/12(2)	5,500,000	5,953,752
FNMA, 6.50%, 7/12/12(2)	657,000	739,433
FNMA, 5.00%, 7/1/20	198,761	215,268
FNMA, 5.00%, 7/1/31	1,510,290	1,638,494
FNMA, 4.50%, 10/1/33	1,167,917	1,257,525
FNMA, 5.00%, 11/1/33	2,367,039	2,576,476
FNMA, 6.00%, 12/1/33	1,592,923	1,793,977
FNMA, 5.50%, 4/1/34	1,891,088	2,079,320
FNMA, 5.50%, 4/1/34	587,938	646,459
FNMA, 5.00%, 8/1/34	315,612	342,816
FNMA, 5.50%, 8/1/34	672,902	739,460
FNMA, 5.00%, 4/1/35	1,615,449	1,757,375
FNMA, 5.00%, 8/1/35	123,007	133,506
FNMA, 4.50%, 9/1/35	154,799	166,386
FNMA, 5.50%, 7/1/36	125,823	137,482
FNMA, 5.50%, 12/1/36	286,482	313,028
FNMA, 6.00%, 7/1/37	471,347	525,243
FNMA, 6.00%, 8/1/37	407,316	453,890
FNMA, 6.50%, 8/1/37	42,299	47,400
FNMA, 6.00%, 9/1/37	641,115	706,609
FNMA, 6.00%, 11/1/37	586,614	653,689
FNMA, 5.00%, 3/1/38	799,014	865,217
FNMA, 5.50%, 1/1/39	1,259,563	1,374,701
FNMA, 5.00%, 2/1/39	1,662,457	1,835,008
FNMA, 4.50%, 4/1/39	329,600	364,262
FNMA, 4.50%, 5/1/39	794,962	878,562

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, 4.50%, 6/1/39	$1,857,493	$2,040,640
FNMA, 4.50%, 10/1/39	1,067,240	1,179,473
FNMA, 4.00%, 10/1/40	965,829	1,047,670
FNMA, 4.50%, 11/1/40	896,810	984,394
FNMA, 4.00%, 12/1/40	1,086,362	1,168,571
FNMA, 4.00%, 5/1/41	1,987,903	2,120,319
FNMA, 4.50%, 7/1/41	1,852,100	2,023,718
FNMA, 4.00%, 8/1/41	1,391,099	1,504,193
FNMA, 4.00%, 9/1/41	1,900,782	2,052,343
FNMA, 4.50%, 9/1/41	1,199,371	1,302,587
FNMA, 3.50%, 10/1/41	1,811,992	1,907,356
FNMA, 4.00%, 12/1/41	973,697	1,051,335
FNMA, 4.00%, 1/1/42	784,545	844,332
FNMA, 4.00%, 1/1/42	1,189,750	1,269,372
FNMA, 6.50%, 6/1/47	5,621	6,265
FNMA, 6.50%, 8/1/47	11,287	12,581
FNMA, 6.50%, 8/1/47	19,257	21,465
FNMA, 6.50%, 9/1/47	25,509	28,434
FNMA, 6.50%, 9/1/47	1,162	1,295
FNMA, 6.50%, 9/1/47	11,880	13,242
FNMA, 6.50%, 9/1/47	6,618	7,377
FNMA, 6.50%, 9/1/47	9,089	10,131
GNMA, 4.00%, 7/19/12(2)	2,500,000	2,731,250
GNMA, 4.50%, 7/19/12(2)	2,000,000	2,187,500
GNMA, 5.50%, 12/15/32	414,764	463,821
GNMA, 6.00%, 9/20/38	249,074	279,429
GNMA, 5.50%, 12/20/38	662,502	735,995
GNMA, 4.50%, 6/15/39	1,910,839	2,110,571
GNMA, 4.50%, 1/15/40	1,235,719	1,356,002
GNMA, 5.00%, 2/20/40	1,208,183	1,342,572
GNMA, 4.50%, 4/15/40	1,042,858	1,151,863
GNMA, 4.00%, 11/20/40	2,416,926	2,645,752
GNMA, 4.00%, 2/15/41	1,884,773	2,062,771

		74,730,948

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $77,700,469)		79,829,097

CORPORATE BONDS — 28.1%

AEROSPACE AND DEFENSE — 0.5%
Honeywell International, Inc., 5.375%, 3/1/41	70,000	89,389
L-3 Communications Corp., 5.20%, 10/15/19	50,000	54,895
L-3 Communications Corp., 4.75%, 7/15/20	100,000	106,912
Lockheed Martin Corp., 7.65%, 5/1/16	50,000	60,413
Lockheed Martin Corp., 4.25%, 11/15/19	210,000	235,088
Northrop Grumman Corp., 3.70%, 8/1/14	30,000	31,558
Raytheon Co., 4.40%, 2/15/20	80,000	91,038
Triumph Group, Inc., 8.00%, 11/15/17	50,000	54,750
United Technologies Corp., 6.125%, 2/1/19	80,000	99,253
United Technologies Corp., 3.10%, 6/1/22	70,000	73,570

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

United Technologies Corp., 6.05%, 6/1/36	$95,000	$123,175
United Technologies Corp., 5.70%, 4/15/40	210,000	267,741
United Technologies Corp., 4.50%, 6/1/42	100,000	110,478

		1,398,260

AUTO COMPONENTS†
TRW Automotive, Inc., 8.875%, 12/1/17(3)	50,000	55,375

AUTOMOBILES — 0.9%
American Honda Finance Corp., 2.375%, 3/18/13(3)	150,000	151,834
American Honda Finance Corp., 2.50%, 9/21/15(3)	190,000	196,151
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	180,000	185,485
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	70,000	70,281
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	90,000	98,056
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	230,000	256,516
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	60,000	60,587
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,009,444
Volkswagen International Finance NV, 1.625%, 3/22/15(3)	300,000	301,278

		2,329,632

BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14	100,000	110,316
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	481,000	636,478
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	200,000	238,853
Coca-Cola Co. (The), 1.80%, 9/1/16	130,000	133,707
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	120,000	125,810
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	110,000	112,759
PepsiCo, Inc., 3.00%, 8/25/21	120,000	124,524
PepsiCo, Inc., 4.875%, 11/1/40	50,000	58,664
Pernod-Ricard SA, 2.95%, 1/15/17(3)	160,000	162,198
Pernod-Ricard SA, 4.45%, 1/15/22(3)	100,000	103,897
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	400,000	412,914
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	200,000	213,290

		2,433,410

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	320,000	324,279
Amgen, Inc., 5.85%, 6/1/17	90,000	106,223
Gilead Sciences, Inc., 4.40%, 12/1/21	270,000	298,814

		729,316

BUILDING PRODUCTS — 0.1%
Masco Corp., 5.95%, 3/15/22	250,000	258,009

CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20	100,000	114,035
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	343,000	396,168
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	170,000	175,219
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	140,000	142,810
Jefferies Group, Inc., 5.125%, 4/13/18	80,000	78,400

		906,632

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

CHEMICALS — 0.7%
Ashland, Inc., 9.125%, 6/1/17	$200,000	$221,000
CF Industries, Inc., 6.875%, 5/1/18	200,000	237,750
CF Industries, Inc., 7.125%, 5/1/20	120,000	146,400
Dow Chemical Co. (The), 5.90%, 2/15/15	180,000	200,871
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	61,757
Eastman Chemical Co., 3.60%, 8/15/22	180,000	184,120
Ecolab, Inc., 3.00%, 12/8/16	90,000	95,021
Ecolab, Inc., 4.35%, 12/8/21	300,000	333,420
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	50,000	51,250
Ineos Finance plc, 8.375%, 2/15/19(3)	300,000	311,250

		1,842,839

COMMERCIAL BANKS — 1.5%
Bank of America N.A., 5.30%, 3/15/17	100,000	104,264
Bank of Nova Scotia, 2.55%, 1/12/17	180,000	187,298
BB&T Corp., 5.70%, 4/30/14	20,000	21,715
BB&T Corp., 3.20%, 3/15/16	130,000	137,764
Capital One Financial Corp., 2.15%, 3/23/15	130,000	131,117
Capital One Financial Corp., 4.75%, 7/15/21	160,000	175,041
Fifth Third Bancorp, 6.25%, 5/1/13	120,000	125,009
HSBC Bank plc, 3.50%, 6/28/15(3)	110,000	115,128
Huntington Bancshares, Inc., 7.00%, 12/15/20	30,000	35,208
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	274,501
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	140,000	150,716
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	380,000	395,959
PNC Funding Corp., 3.625%, 2/8/15	60,000	63,774
PNC Funding Corp., 4.375%, 8/11/20	50,000	55,384
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	180,000	183,508
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	200,000	205,200
SunTrust Banks, Inc., 3.60%, 4/15/16	33,000	34,309
Toronto-Dominion Bank (The), 2.50%, 7/14/16	80,000	82,999
Toronto-Dominion Bank (The), 2.375%, 10/19/16	280,000	287,946
U.S. Bancorp., 3.44%, 2/1/16	90,000	93,426
U.S. Bancorp., MTN, 3.00%, 3/15/22	200,000	205,473
Wachovia Bank N.A., 4.80%, 11/1/14	34,000	36,256
Wells Fargo & Co., 3.68%, 9/15/12	100,000	106,577
Wells Fargo & Co., 1.50%, 7/1/15	120,000	120,196
Wells Fargo & Co., 2.10%, 5/8/17	330,000	331,269
Wells Fargo & Co., 5.625%, 12/11/17	100,000	116,968
Wells Fargo & Co., MTN, 3.50%, 3/8/22	200,000	206,383

		3,983,388

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Corrections Corp. of America, 7.75%, 6/1/17	200,000	217,500
Republic Services, Inc., 3.80%, 5/15/18	40,000	42,872
Republic Services, Inc., 5.50%, 9/15/19	90,000	104,364
Republic Services, Inc., 3.55%, 6/1/22	100,000	101,375
Waste Management, Inc., 2.60%, 9/1/16	390,000	400,759
Waste Management, Inc., 4.75%, 6/30/20	70,000	78,986

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Waste Management, Inc., 6.125%, 11/30/39	$40,000	$49,714

		995,570

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	105,000	135,986
Viasat, Inc., 8.875%, 9/15/16	50,000	53,750

		189,736

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	400,000	402,201

CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20	200,000	217,748

CONSUMER FINANCE — 0.5%
American Express Centurion Bank, 6.00%, 9/13/17	350,000	414,002
American Express Credit Corp., 2.80%, 9/19/16	110,000	114,908
American Express Credit Corp., MTN, 2.75%, 9/15/15	180,000	188,001
American Express Credit Corp., MTN, 2.375%, 3/24/17	140,000	143,714
Credit Suisse (New York), 5.50%, 5/1/14	100,000	106,070
Credit Suisse (New York), 6.00%, 2/15/18	20,000	21,435
Credit Suisse (New York), 5.30%, 8/13/19	100,000	112,741
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	104,296
PNC Bank N.A., 6.00%, 12/7/17	30,000	34,985
SLM Corp., 6.25%, 1/25/16	70,000	73,850
SLM Corp., MTN, 5.00%, 10/1/13	120,000	124,200

		1,438,202

CONTAINERS AND PACKAGING — 0.3%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)	430,000	459,025
Ball Corp., 7.125%, 9/1/16	200,000	218,750
Ball Corp., 6.75%, 9/15/20	150,000	165,750

		843,525

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Ally Financial, Inc., 8.30%, 2/12/15	240,000	262,200
Bank of America Corp., 4.50%, 4/1/15	620,000	639,566
Bank of America Corp., 3.75%, 7/12/16	160,000	161,511
Bank of America Corp., 6.50%, 8/1/16	60,000	65,971
Bank of America Corp., 3.875%, 3/22/17	180,000	183,641
Bank of America Corp., 5.75%, 12/1/17	50,000	53,447
Bank of America Corp., 5.625%, 7/1/20	250,000	268,264
Bank of America Corp., 5.70%, 1/24/22	120,000	132,500
Bank of America Corp., 5.875%, 2/7/42	110,000	121,093
Citigroup, Inc., 6.01%, 1/15/15	300,000	322,555
Citigroup, Inc., 4.75%, 5/19/15	230,000	241,612
Citigroup, Inc., 4.45%, 1/10/17	700,000	734,820
Citigroup, Inc., 6.125%, 5/15/18	270,000	302,000
Citigroup, Inc., 4.50%, 1/14/22	160,000	165,704
Deutsche Bank AG (London), 3.875%, 8/18/14	70,000	72,923
General Electric Capital Corp., 3.75%, 11/14/14	270,000	283,661
General Electric Capital Corp., 2.25%, 11/9/15	180,000	183,829
General Electric Capital Corp., 5.625%, 9/15/17	50,000	57,471

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

General Electric Capital Corp., 4.375%, 9/16/20	$320,000	$347,029
General Electric Capital Corp., 5.30%, 2/11/21	160,000	180,021
General Electric Capital Corp., MTN, 2.30%, 4/27/17	150,000	151,254
General Electric Capital Corp., MTN, 6.00%, 8/7/19	420,000	492,446
General Electric Capital Corp., MTN, 4.65%, 10/17/21	150,000	167,024
General Electric Capital Corp., MTN, 5.875%, 1/14/38	100,000	115,348
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	170,000	177,615
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	30,000	30,020
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	110,000	111,068
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	550,000	550,703
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	230,000	237,288
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	260,000	275,165
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	60,000	62,855
HSBC Holdings plc, 5.10%, 4/5/21	170,000	190,272
HSBC Holdings plc, 6.80%, 6/1/38	40,000	46,018
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	50,000	52,813
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37	70,000	70,175
JPMorgan Chase & Co., 6.00%, 1/15/18	400,000	459,912
JPMorgan Chase & Co., 4.95%, 3/25/20	200,000	220,960
JPMorgan Chase & Co., 4.625%, 5/10/21	180,000	193,089
Morgan Stanley, 6.00%, 4/28/15	300,000	310,352
Morgan Stanley, 6.625%, 4/1/18	180,000	188,516
Morgan Stanley, 5.625%, 9/23/19	100,000	99,173
Morgan Stanley, 5.50%, 7/24/20	100,000	98,056
Morgan Stanley, 5.50%, 7/28/21	50,000	49,384
Syngenta Finance NV, 3.125%, 3/28/22	100,000	101,786
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	223,770

		9,454,880

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc., 5.10%, 9/15/14	30,000	32,775
AT&T, Inc., 3.875%, 8/15/21	480,000	524,260
AT&T, Inc., 3.00%, 2/15/22	250,000	254,712
AT&T, Inc., 6.80%, 5/15/36	70,000	91,153
AT&T, Inc., 6.55%, 2/15/39	180,000	232,783
AT&T, Inc., 5.55%, 8/15/41	110,000	131,813
British Telecommunications plc, 5.95%, 1/15/18	300,000	352,007
CenturyLink, Inc., 6.15%, 9/15/19	100,000	103,360
CenturyLink, Inc., 5.80%, 3/15/22	20,000	19,961
CenturyLink, Inc., Series P, 7.60%, 9/15/39	50,000	48,470
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	110,000	108,861
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	200,000	241,223
France Telecom SA, 4.375%, 7/8/14	80,000	84,084
Frontier Communications Corp., 6.25%, 1/15/13	200,000	205,125
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	30,000
Telefonica Emisiones SAU, 5.88%, 7/15/19	80,000	71,694
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	87,281
Verizon Communications, Inc., 6.10%, 4/15/18	100,000	122,043
Verizon Communications, Inc., 8.75%, 11/1/18	110,000	151,473
Verizon Communications, Inc., 4.60%, 4/1/21	100,000	114,909

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Verizon Communications, Inc., 3.50%, 11/1/21	$100,000	$106,765
Verizon Communications, Inc., 7.35%, 4/1/39	110,000	158,615
Virgin Media Finance plc, 9.50%, 8/15/16	42,000	47,040
Virgin Media Finance plc, 8.375%, 10/15/19	200,000	225,750
Windstream Corp., 7.875%, 11/1/17	40,000	43,800

		3,589,957

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	150,000	171,375

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	180,000	186,011
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	194,650
Jabil Circuit, Inc., 5.625%, 12/15/20	60,000	63,750

		444,411

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	70,000	73,596
Noble Holding International Ltd., 3.95%, 3/15/22	50,000	50,701
Pride International, Inc., 6.875%, 8/15/20	100,000	122,974
Transocean, Inc., 6.50%, 11/15/20	80,000	90,952
Transocean, Inc., 6.375%, 12/15/21	60,000	68,800
Weatherford International Ltd., 9.625%, 3/1/19	100,000	130,561

		537,584

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 6.60%, 3/15/19	250,000	312,374
Delhaize Group SA, 5.875%, 2/1/14	80,000	84,280
Delhaize Group SA, 6.50%, 6/15/17	100,000	111,273
Dollar General Corp., 4.125%, 7/15/17(4)	100,000	101,875
Kroger Co. (The), 6.40%, 8/15/17	100,000	119,736
Safeway, Inc., 4.75%, 12/1/21	120,000	119,321
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	75,000	81,938
Target Corp., 4.00%, 7/1/42	80,000	79,267
Wal-Mart Stores, Inc., 5.875%, 4/5/27	95,000	121,898
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	105,846
Wal-Mart Stores, Inc., 5.625%, 4/15/41	230,000	300,972

		1,538,780

FOOD PRODUCTS — 0.8%
General Mills, Inc., 5.25%, 8/15/13	160,000	168,013
General Mills, Inc., 3.15%, 12/15/21	350,000	359,158
HJ Heinz Co., 2.00%, 9/12/16	150,000	154,164
Kellogg Co., 4.45%, 5/30/16	70,000	77,557
Kraft Foods, Inc., 6.125%, 2/1/18	30,000	36,010
Kraft Foods, Inc., 5.375%, 2/10/20	79,000	93,694
Kraft Foods, Inc., 6.50%, 2/9/40	140,000	180,729
Kraft Foods, Inc., 5.00%, 6/4/42(3)	110,000	117,051
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	207,668
TreeHouse Foods, Inc., 7.75%, 3/1/18	325,000	353,031
Tyson Foods, Inc., 6.85%, 4/1/16	100,000	114,875

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Tyson Foods, Inc., 4.50%, 6/15/22	$160,000	$165,600

		2,027,550

GAS UTILITIES — 1.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	40,000	46,259
El Paso Corp., 6.875%, 6/15/14	50,000	54,169
El Paso Corp., 7.25%, 6/1/18	120,000	139,086
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	210,268
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	186,608
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	71,813
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	79,504
Enbridge Energy Partners LP, 5.50%, 9/15/40	80,000	86,990
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	150,721
Enterprise Products Operating LLC, 3.70%, 6/1/15	70,000	74,745
Enterprise Products Operating LLC, 6.30%, 9/15/17	240,000	286,922
Enterprise Products Operating LLC, 5.95%, 2/1/41	190,000	215,929
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	120,000	144,383
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	66,617
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	180,000	182,881
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	149,157
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	204,110
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	225,000	240,188
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15	40,000	42,884
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19	50,000	66,072
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	240,000	245,777
Williams Partners LP, 4.125%, 11/15/20	280,000	293,720

		3,238,803

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Covidien International Finance SA, 1.875%, 6/15/13	100,000	101,011
Covidien International Finance SA, 3.20%, 6/15/22	140,000	144,766

		245,777

HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Express Scripts, Inc., 2.65%, 2/15/17(3)	430,000	438,132
Express Scripts, Inc., 7.25%, 6/15/19	320,000	403,144
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	300,000	313,125
HCA, Inc., 7.875%, 2/15/20	140,000	156,100
HCA, Inc., 7.69%, 6/15/25	50,000	48,375
Medco Health Solutions, Inc., 6.125%, 3/15/13	150,000	155,491
Universal Health Services, Inc., 7.125%, 6/30/16	200,000	224,000
Universal Health Services, Inc., 7.00%, 10/1/18	150,000	162,000
WellPoint, Inc., 3.125%, 5/15/22	110,000	111,210
WellPoint, Inc., 5.80%, 8/15/40	50,000	60,009

		2,071,586

HOTELS, RESTAURANTS AND LEISURE — 0.3%
International Game Technology, 5.50%, 6/15/20	50,000	54,088
McDonald's Corp., 5.35%, 3/1/18	280,000	336,789
MGM Resorts International, 9.00%, 3/15/20	150,000	167,250
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	55,000
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	39,000	41,794

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wyndham Worldwide Corp., 6.00%, 12/1/16	$1,000	$1,114
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	149,440
Yum! Brands, Inc., 3.75%, 11/1/21	40,000	42,270

		847,745

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12	50,000	50,798
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	99,870

		150,668

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	200,000	219,000

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 7.50%, 3/15/18(3)	100,000	110,125
Bombardier, Inc., 5.75%, 3/15/22(3)	50,000	50,063
General Electric Co., 5.00%, 2/1/13	150,000	153,858
General Electric Co., 5.25%, 12/6/17	220,000	257,335
SPX Corp., 7.625%, 12/15/14	50,000	55,250

		626,631

INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	153,971
Allstate Corp. (The), 5.20%, 1/15/42	180,000	203,252
American International Group, Inc., 3.65%, 1/15/14	50,000	51,100
American International Group, Inc., 5.85%, 1/16/18	582,000	645,255
American International Group, Inc., 4.875%, 6/1/22	80,000	82,082
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	130,000	143,432
Berkshire Hathaway, Inc., 3.75%, 8/15/21	40,000	42,787
CNA Financial Corp., 5.875%, 8/15/20	50,000	55,108
CNA Financial Corp., 5.75%, 8/15/21	40,000	44,063
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(3)	230,000	249,550
Genworth Financial, Inc., 7.20%, 2/15/21	50,000	47,700
Genworth Financial, Inc., 7.625%, 9/24/21	40,000	37,879
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	100,000	104,958
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	80,000	87,636
International Lease Finance Corp., 4.875%, 4/1/15	100,000	100,571
International Lease Finance Corp., 5.75%, 5/15/16	70,000	71,106
International Lease Finance Corp., 8.75%, 3/15/17	50,000	56,375
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	61,000	61,543
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	70,000	69,753
Lincoln National Corp., 6.25%, 2/15/20	160,000	181,449
MetLife, Inc., 6.75%, 6/1/16	100,000	117,403
Prudential Financial, Inc., 7.375%, 6/15/19	115,000	140,631
Prudential Financial, Inc., 5.375%, 6/21/20	80,000	88,730
Prudential Financial, Inc., 5.625%, 5/12/41	90,000	92,363
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	150,000	151,500
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	46,243

		3,126,440

INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16	80,000	83,609

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	$125,000	$138,438
Fidelity National Information Services, Inc., 5.00%, 3/15/22(3)	90,000	92,025
International Business Machines Corp., 1.95%, 7/22/16	300,000	309,030

		539,493

MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	221,607
Caterpillar, Inc., 2.60%, 6/26/22	90,000	90,039
Deere & Co., 5.375%, 10/16/29	130,000	164,061
Deere & Co., 3.90%, 6/9/42	100,000	99,945
Navistar International Corp., 8.25%, 11/1/21	45,000	43,369

		619,021

MEDIA — 2.2%
CBS Corp., 1.95%, 7/1/17	50,000	50,033
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	235,000	257,325
Comcast Corp., 5.90%, 3/15/16	200,000	230,602
Comcast Corp., 6.50%, 11/15/35	120,000	146,662
Comcast Corp., 6.40%, 5/15/38	80,000	97,980
Comcast Corp., 4.65%, 7/15/42(4)	70,000	70,417
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	120,000	128,894
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	380,000	400,449
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	190,000	209,252
Discovery Communications LLC, 5.625%, 8/15/19	200,000	234,577
DISH DBS Corp., 7.00%, 10/1/13	100,000	105,500
DISH DBS Corp., 7.125%, 2/1/16	260,000	286,650
DISH DBS Corp., 6.75%, 6/1/21	30,000	32,550
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	150,000	170,250
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	240,000	244,337
Lamar Media Corp., 9.75%, 4/1/14	90,000	101,250
Lamar Media Corp., 7.875%, 4/15/18	50,000	55,250
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	207,127
NBCUniversal Media LLC, 4.375%, 4/1/21	610,000	672,799
News America, Inc., 4.50%, 2/15/21	80,000	87,929
News America, Inc., 6.90%, 8/15/39	120,000	144,040
Omnicom Group, Inc., 3.625%, 5/1/22	100,000	101,903
Qwest Corp., 7.50%, 10/1/14	80,000	89,235
Salem Communications Corp., 9.625%, 12/15/16	56,000	62,090
SBA Telecommunications, Inc., 8.25%, 8/15/19	65,000	71,500
Sinclair Television Group, Inc., 9.25%, 11/1/17(3)	50,000	55,500
Sirius XM Radio, Inc., 8.75%, 4/1/15(3)	100,000	113,000
Time Warner Cable, Inc., 6.75%, 7/1/18	380,000	463,730
Time Warner, Inc., 3.15%, 7/15/15	140,000	147,776
Time Warner, Inc., 3.40%, 6/15/22	70,000	70,796
Time Warner, Inc., 7.70%, 5/1/32	100,000	131,089
Time Warner, Inc., 4.90%, 6/15/42	210,000	214,220
Viacom, Inc., 4.375%, 9/15/14	110,000	117,823
Viacom, Inc., 4.50%, 3/1/21	140,000	155,504
Viacom, Inc., 3.125%, 6/15/22	140,000	140,594

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Virgin Media Secured Finance plc, 6.50%, 1/15/18	$70,000	$76,475

		5,945,108

METALS AND MINING — 0.6%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	100,000	103,001
ArcelorMittal, 9.85%, 6/1/19	60,000	71,532
ArcelorMittal, 5.25%, 8/5/20	105,000	100,884
ArcelorMittal, 6.25%, 2/25/22	120,000	117,823
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	86,450
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	100,000	104,655
Newmont Mining Corp., 3.50%, 3/15/22	150,000	148,473
Newmont Mining Corp., 6.25%, 10/1/39	80,000	91,477
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	60,000	63,994
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	107,500
Teck Resources Ltd., 5.375%, 10/1/15	50,000	54,649
Teck Resources Ltd., 3.15%, 1/15/17	70,000	72,312
Teck Resources Ltd., 3.85%, 8/15/17	100,000	106,309
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	189,419
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	252,434

		1,670,912

MULTI-UTILITIES — 1.5%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(3)	200,000	217,000
Calpine Corp., 7.25%, 10/15/17(3)	235,000	253,800
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	109,000	122,746
CMS Energy Corp., 4.25%, 9/30/15	50,000	52,242
Consumers Energy Co., 2.85%, 5/15/22	50,000	51,014
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	206,394
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	146,919
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	250,013
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	60,000	77,892
Duke Energy Corp., 3.95%, 9/15/14	150,000	159,323
Duke Energy Corp., 3.55%, 9/15/21	270,000	286,871
Edison International, 3.75%, 9/15/17	100,000	105,621
Exelon Generation Co. LLC, 5.20%, 10/1/19	110,000	120,571
FirstEnergy Solutions Corp., 6.05%, 8/15/21	250,000	275,252
Florida Power Corp., 6.35%, 9/15/37	70,000	94,958
Georgia Power Co., 4.30%, 3/15/42	70,000	73,339
Ipalco Enterprises, Inc., 5.00%, 5/1/18	40,000	40,700
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	40,000	45,319
Nisource Finance Corp., 4.45%, 12/1/21	60,000	63,111
Nisource Finance Corp., 5.25%, 2/15/43	100,000	101,920
NRG Energy, Inc., 7.625%, 1/15/18	225,000	234,000
Pacific Gas & Electric Co., 3.25%, 9/15/21	150,000	157,610
Pacific Gas & Electric Co., 5.80%, 3/1/37	85,000	106,164
PacifiCorp, 6.00%, 1/15/39	90,000	118,852
PG&E Corp., 5.75%, 4/1/14	10,000	10,765
Progress Energy, Inc., 3.15%, 4/1/22	80,000	80,970
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	34,858
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	74,154
Sempra Energy, 8.90%, 11/15/13	100,000	110,108
Sempra Energy, 6.50%, 6/1/16	88,000	103,653

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Sempra Energy, 9.80%, 2/15/19	$30,000	$41,658
Southern California Edison Co., 5.625%, 2/1/36	70,000	88,843
Southern Power Co., 5.15%, 9/15/41	40,000	43,696
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	156,452
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	67,517

		4,174,305

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	90,000	103,883

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	30,000	31,091

OIL, GAS AND CONSUMABLE FUELS — 2.5%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	300,000	257,250
Anadarko Petroleum Corp., 5.95%, 9/15/16	210,000	238,617
Anadarko Petroleum Corp., 6.45%, 9/15/36	170,000	197,415
Apache Corp., 4.75%, 4/15/43	180,000	201,081
Bill Barrett Corp., 9.875%, 7/15/16	150,000	166,500
Bill Barrett Corp., 7.00%, 10/15/22	250,000	239,375
BP Capital Markets plc, 2.25%, 11/1/16	160,000	165,016
BP Capital Markets plc, 1.85%, 5/5/17	100,000	101,158
BP Capital Markets plc, 4.50%, 10/1/20	80,000	90,287
Cenovus Energy, Inc., 4.50%, 9/15/14	50,000	53,420
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(3)	250,000	226,250
ConocoPhillips, 5.75%, 2/1/19	160,000	195,509
ConocoPhillips Holding Co., 6.95%, 4/15/29	140,000	192,776
Denbury Resources, Inc., 8.25%, 2/15/20	100,000	110,000
Devon Energy Corp., 1.875%, 5/15/17	130,000	130,230
Devon Energy Corp., 5.60%, 7/15/41	130,000	151,616
EOG Resources, Inc., 5.625%, 6/1/19	60,000	72,139
Forest Oil Corp., 8.50%, 2/15/14	50,000	52,250
Hess Corp., 6.00%, 1/15/40	80,000	89,147
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	62,970
Marathon Petroleum Corp., 5.125%, 3/1/21	100,000	112,238
Newfield Exploration Co., 6.875%, 2/1/20	120,000	128,400
Nexen, Inc., 6.20%, 7/30/19	110,000	127,670
Nexen, Inc., 5.875%, 3/10/35	110,000	110,704
Noble Energy, Inc., 4.15%, 12/15/21	220,000	231,960
Occidental Petroleum Corp., 1.75%, 2/15/17	60,000	61,107
Occidental Petroleum Corp., 2.70%, 2/15/23	240,000	242,271
Peabody Energy Corp., 6.00%, 11/15/18(3)	100,000	100,000
Peabody Energy Corp., 6.50%, 9/15/20	195,000	198,413
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	119,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	180,000	197,919
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	320,000	346,724
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	121,958
Petroleos Mexicanos, 6.50%, 6/2/41(3)	70,000	82,075
Phillips 66, 4.30%, 4/1/22(3)	150,000	158,236
Pioneer Natural Resources Co., 3.95%, 7/15/22	170,000	170,892
SandRidge Energy, Inc., 8.75%, 1/15/20	225,000	235,688
Southwestern Energy Co., 4.10%, 3/15/22(3)	50,000	50,818

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	$150,000	$156,750
Suncor Energy, Inc., 6.10%, 6/1/18	138,000	163,732
Suncor Energy, Inc., 6.85%, 6/1/39	50,000	63,135
Talisman Energy, Inc., 7.75%, 6/1/19	180,000	221,284
Total Capital International SA, 1.55%, 6/28/17	80,000	80,322
Weatherford International Ltd., 4.50%, 4/15/22	220,000	226,089

		6,700,891

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	360,000	418,733
International Paper Co., 4.75%, 2/15/22	120,000	131,334
International Paper Co., 6.00%, 11/15/41	90,000	101,970

		652,037

PERSONAL PRODUCTS†
Procter & Gamble Co. (The), 1.45%, 8/15/16	120,000	122,481

PHARMACEUTICALS — 0.6%
Abbott Laboratories, 5.30%, 5/27/40	80,000	98,265
AstraZeneca plc, 5.90%, 9/15/17	40,000	48,132
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	460,000	469,318
Roche Holdings, Inc., 6.00%, 3/1/19(3)	370,000	461,135
Roche Holdings, Inc., 7.00%, 3/1/39(3)	210,000	309,379
Sanofi, 4.00%, 3/29/21	100,000	111,825
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	170,000	180,720

		1,678,774

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
American Tower Corp., 4.625%, 4/1/15	200,000	211,863
American Tower Corp., 4.70%, 3/15/22	200,000	205,875
Boston Properties LP, 5.00%, 6/1/15	150,000	163,108
Boston Properties LP, 3.85%, 2/1/23	120,000	121,487
Developers Diversified Realty Corp., 4.75%, 4/15/18	290,000	301,317
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	73,174
HCP, Inc., 3.75%, 2/1/16	50,000	52,060
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	106,395
Reckson Operating Partnership LP, 7.75%, 3/15/20	115,000	131,469
Simon Property Group LP, 5.75%, 12/1/15	240,000	268,405
UDR, Inc., 4.25%, 6/1/18	70,000	74,756
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	130,000	132,479
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	102,750
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	80,000	83,313
WEA Finance LLC, 4.625%, 5/10/21(3)	70,000	74,167

		2,102,618

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	130,000	151,907
ProLogis LP, 6.875%, 3/15/20	4,000	4,794

		156,701

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	$127,000	$134,787
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	55,322
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	180,000	196,875
CSX Corp., 4.25%, 6/1/21	150,000	164,248
CSX Corp., 4.75%, 5/30/42	100,000	103,667
Norfolk Southern Corp., 5.75%, 4/1/18	100,000	118,824
Union Pacific Corp., 4.875%, 1/15/15	200,000	218,015
Union Pacific Corp., 2.95%, 1/15/23	150,000	150,859
Union Pacific Corp., 4.75%, 9/15/41	110,000	119,970

		1,262,567

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17	220,000	252,148
Oracle Corp., 5.75%, 4/15/18	200,000	243,087
Oracle Corp., 6.125%, 7/8/39	200,000	262,889
Oracle Corp., 5.375%, 7/15/40	100,000	123,182

		881,306

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	270,000	353,145
Lowe's Cos., Inc., 1.625%, 4/15/17	90,000	90,810
Lowe's Cos., Inc., 4.65%, 4/15/42	100,000	106,782
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	214,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	100,000	104,625

		869,362

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Gap, Inc. (The), 5.95%, 4/12/21	60,000	62,339
Hanesbrands, Inc., 6.375%, 12/15/20	60,000	63,450
Ltd. Brands, Inc., 6.90%, 7/15/17	250,000	278,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20	50,000	55,625
Polymer Group, Inc., 7.75%, 2/1/19	225,000	238,781

		698,945

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	164,000	228,287
Philip Morris International, Inc., 4.125%, 5/17/21	120,000	134,153

		362,440

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32	30,000	45,010
America Movil SAB de CV, 5.00%, 3/30/20	100,000	114,138
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	230,000	246,335
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	160,000	219,341
Vodafone Group plc, 5.00%, 12/16/13	140,000	148,473
Vodafone Group plc, 5.625%, 2/27/17	140,000	164,054

		937,351

TOTAL CORPORATE BONDS (Cost $71,767,643)		75,907,925

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 26.7%

U.S. Treasury Bonds, 5.375%, 2/15/31	$3,100,000	$4,522,125
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	347,625
U.S. Treasury Bonds, 4.25%, 5/15/39	100,000	130,828
U.S. Treasury Bonds, 4.375%, 11/15/39	160,000	213,450
U.S. Treasury Bonds, 4.625%, 2/15/40	500,000	692,813
U.S. Treasury Bonds, 4.375%, 5/15/41	1,350,000	1,806,048
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	845,688
U.S. Treasury Bonds, 3.125%, 11/15/41	1,950,000	2,100,210
U.S. Treasury Bonds, 3.00%, 5/15/42	850,000	892,367
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,391,818	2,471,234
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	2,306,655	2,511,191
U.S. Treasury Notes, 1.375%, 1/15/13	2,575,000	2,591,799
U.S. Treasury Notes, 3.50%, 5/31/13	750,000	772,295
U.S. Treasury Notes, 0.375%, 6/30/13	500,000	500,684
U.S. Treasury Notes, 1.00%, 7/15/13	1,500,000	1,511,720
U.S. Treasury Notes, 0.75%, 8/15/13	3,500,000	3,519,414
U.S. Treasury Notes, 0.75%, 9/15/13	6,500,000	6,538,090
U.S. Treasury Notes, 0.50%, 10/15/13	4,000,000	4,011,720
U.S. Treasury Notes, 0.25%, 10/31/13	1,400,000	1,399,618
U.S. Treasury Notes, 0.75%, 12/15/13	800,000	805,313
U.S. Treasury Notes, 1.25%, 2/15/14	1,300,000	1,319,703
U.S. Treasury Notes, 1.25%, 3/15/14	600,000	609,586
U.S. Treasury Notes, 2.375%, 8/31/14	500,000	521,914
U.S. Treasury Notes, 0.50%, 10/15/14	7,700,000	7,730,076
U.S. Treasury Notes, 1.50%, 6/30/16	1,250,000	1,295,508
U.S. Treasury Notes, 1.00%, 9/30/16	2,500,000	2,540,235
U.S. Treasury Notes, 0.875%, 1/31/17	3,500,000	3,532,266
U.S. Treasury Notes, 0.875%, 2/28/17	4,200,000	4,238,720
U.S. Treasury Notes, 0.625%, 5/31/17	2,700,000	2,689,243
U.S. Treasury Notes, 0.75%, 6/30/17(4)	1,000,000	1,001,641
U.S. Treasury Notes, 2.375%, 7/31/17	2,500,000	2,701,367
U.S. Treasury Notes, 1.875%, 10/31/17	2,500,000	2,639,257
U.S. Treasury Notes, 2.625%, 4/30/18	265,000	291,024
U.S. Treasury Notes, 2.125%, 8/15/21	600,000	631,266
U.S. Treasury Notes, 2.00%, 2/15/22	450,000	465,575
U.S. Treasury Notes, 1.75%, 5/15/22	1,500,000	1,513,828

TOTAL U.S. TREASURY SECURITIES (Cost $70,198,596)		71,905,441

COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 5.8%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 7/1/12	200,000	208,247
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	57,364	58,219
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	169,026	170,634
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/12	250,000	279,504

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/12	$200,000	$214,584
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 7/1/12	34,622	34,609
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	100,000	104,509
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	230,000	237,711
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/12	150,000	151,552
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/12	500,000	541,382
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/12	82,743	84,831
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/12	725,000	772,344
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/12	150,000	149,864
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B, VRN, 5.10%, 7/1/12	350,000	353,400
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	956,850	969,259
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/12	300,000	323,961
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/12	664,000	689,955
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/12	750,000	804,487
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	680,700	735,215
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	950,000	1,028,187
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	200,000	208,307
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	325,000	341,130
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	950,000	994,470
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/11/12	400,000	426,214
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/12	75,000	80,062
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	172,479	179,382
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	300,000	325,914
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	300,000	297,974
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	450,000	494,848
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/12	700,000	753,100

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/12	$576,000	$627,119
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	128,633	129,114
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	561,000	604,850
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 7/1/12	183,450	183,492
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	257,869	260,648
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,185,000	1,273,945
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 7/1/12	624,000	678,472

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,551,407)		15,771,495

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.8%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	97,694	70,514
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	670,191	709,724
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	195,262	200,480
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 7/1/12	532,454	459,711
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	87,689	86,531
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 7/1/12	442,997	425,486
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	36,211	36,437
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	77,374	74,055
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.70%, 7/1/12	84,961	77,784
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	71,816	72,023
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.06%, 7/1/12	96,029	87,758
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.82%, 7/1/12	152,491	154,340
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.66%, 7/1/12	350,000	347,570
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/12	422,409	427,830
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A19 SEQ, 6.00%, 8/25/36	204,466	205,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	275,040	284,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	294,161	309,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	242,993	240,768

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	$87,756	$87,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	151,891	154,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	225,874	224,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	675,692	663,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	239,071	219,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	120,961	121,634
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.28%, 7/1/12	255,433	218,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 7/1/12	188,688	177,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 7/1/12	536,813	466,184
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	893,663	893,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	164,804	171,178
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 7/1/12	295,035	298,027

		7,965,323

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
FHLMC, Series 2684, Class FP, VRN, 0.74%, 7/15/12	852,449	855,343
FHLMC, Series 3397, Class GF, VRN, 0.74%, 7/15/12	450,228	453,637
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	49,262	49,350
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.65%, 7/25/12	4,291	4,293
FNMA, Series 2006-43, Class FM, VRN, 0.55%, 7/25/12	191,325	191,578
FNMA, Series 2007-36, Class FB, VRN, 0.65%, 7/25/12	751,033	755,504

		2,309,705

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,190,142)		10,275,028

MUNICIPAL SECURITIES — 3.6%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	65,000	79,986
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	150,000	205,323
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	150,000	206,103
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	49,262
California GO, (Building Bonds), 7.55%, 4/1/39	50,000	65,031
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	12,542
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	32,404
Georgia Road & Tollway Authority Rev., Series 2011 A, 5.00%, 3/1/21	2,385,000	3,010,275
Illinois GO, 5.88%, 3/1/19	165,000	183,858

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Illinois GO, (Building Bonds), 7.35%, 7/1/35	$45,000	$52,321
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	220,000	208,479
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	27,442
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	45,000	51,471
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	150,000	204,575
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	12,360
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	65,492
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	80,000	103,707
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	67,050
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	61,929
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	40,000	58,786
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	56,707
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	96,889
New York City Municipal Water Finance Authority Rev., (Building Bonds), 5.95%, 6/15/42	80,000	105,929
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	155,000	169,274
Ohio State University Riverwatch Tower Suite B Rev., (Building Bonds), 4.91%, 6/1/40	110,000	133,351
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	91,127
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	51,759
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	175,000	211,039
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	83,474
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	220,855
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	181,869
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	99,635
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	68,285
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	61,570
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	123,819
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	108,333
Washington GO, Series 2012 R, 5.00%, 7/1/23	2,390,000	2,958,987

TOTAL MUNICIPAL SECURITIES (Cost $8,940,823)		9,581,298

SOVEREIGN GOVERNMENTS AND AGENCIES — 3.6%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	370,000	448,440

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

		Principal Amount	Value

Brazilian Government International Bond, 4.875%, 1/22/21		$430,000	$499,445
Brazilian Government International Bond, 5.625%, 1/7/41		100,000	123,150

			1,071,035

CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16		100,000	116,100
Province of Ontario Canada, 1.60%, 9/21/16		200,000	203,894

			319,994

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		120,000	127,800

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		100,000	112,800

ITALY†
Republic of Italy, 6.875%, 9/27/23		80,000	82,352

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17		70,000	81,812
United Mexican States, 5.95%, 3/19/19		250,000	306,000
United Mexican States, 5.125%, 1/15/20		470,000	553,425
United Mexican States, 6.05%, 1/11/40		100,000	129,500
United Mexican States, MTN, 4.75%, 3/8/44		100,000	108,000

			1,178,737

PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37		60,000	81,960
Republic of Peru, 5.625%, 11/18/50		150,000	182,625

			264,585

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		40,000	42,382
Poland Government International Bond, 5.125%, 4/21/21		60,000	66,480

			108,862

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	116,707
Korea Development Bank, 3.25%, 3/9/16		100,000	103,758
Korea Development Bank, 4.00%, 9/9/16		70,000	74,861

			295,326

UNITED KINGDOM — 2.2%
Government of United Kingdom, 3.75%, 9/7/21	GBP	2,500,000	4,610,616
Government of United Kingdom, 4.50%, 12/7/42		695,000	1,403,126

			6,013,742

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,047,577)			9,575,233

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%

FHLB, 1.00%, 6/21/17	$100,000	$100,243
FHLMC, 1.00%, 6/29/17	140,000	140,580
FHLMC, 2.375%, 1/13/22	70,000	72,052

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $309,429)		312,875

ASSET-BACKED SECURITIES(1) — 0.1%

CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14 (Cost $276,537)	276,562	276,672

TEMPORARY CASH INVESTMENTS — 5.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $5,185,605), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $5,086,845)		5,086,803
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $5,201,725), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $5,086,845)		5,086,803
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $1,295,399), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $1,271,707)		1,271,701
SSgA U.S. Government Money Market Fund	4,545,766	4,545,766

TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,991,073)		15,991,073

TOTAL INVESTMENT SECURITIES — 107.3% (Cost $279,973,696)		289,426,137

OTHER ASSETS AND LIABILITIES(5) — (7.3)%		(19,671,628)

TOTAL NET ASSETS — 100.0%		$269,754,509

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,081,600	CHF for EUR	UBS AG	7/27/12	$1,140,169	$(15,757)
292,550	EUR for CHF	Deutsche Bank	7/27/12	370,291	2,366
458,340	EUR for SEK	UBS AG	7/27/12	580,139	4,189
525,217	EUR for SEK	Deutsche Bank	7/27/12	664,787	11,050
4,406,700	SEK for EUR	UBS AG	7/27/12	636,476	25,241
14,500	AUD for USD	Barclays Bank plc	7/27/12	14,807	767
4,000	AUD for USD	Barclays Bank plc	7/27/12	4,085	65
8,200	AUD for USD	HSBC Holdings plc	7/27/12	8,374	(30)
110,600	AUD for USD	Westpac Group	7/27/12	112,942	(545)
1,233,000	CAD for USD	Barclays Bank plc	7/27/12	1,210,444	(36,005)

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

146,100	CAD for USD	Barclays Bank plc	7/27/12	143,427	3,144
20,200	CAD for USD	Barclays Bank plc	7/27/12	19,830	145
56,100	CAD for USD	HSBC Holdings plc	7/27/12	55,074	(1,753)
58,100	CAD for USD	Westpac Group	7/27/12	57,037	336
18,100	CHF for USD	Barclays Bank plc	7/27/12	19,080	225
11,100	CHF for USD	Barclays Bank plc	7/27/12	11,701	170
40,600	GBP for USD	Westpac Group	7/27/12	63,582	205
894,710,705	KRW for USD	HSBC Holdings plc	7/27/12	780,298	(2,579)
496,100	NOK for USD	Barclays Bank plc	7/27/12	83,325	1,958
256,100	NOK for USD	Barclays Bank plc	7/27/12	43,015	675
3,641,799	NOK for USD	Deutsche Bank	7/27/12	611,681	(20,796)
196,700	NOK for USD	HSBC Holdings plc	7/27/12	33,038	(1,255)
26,400	NZD for USD	Barclays Bank plc	7/27/12	21,099	1,161
5,300	NZD for USD	Barclays Bank plc	7/27/12	4,236	48
13,500	NZD for USD	HSBC Holdings plc	7/27/12	10,789	(160)
181,200	NZD for USD	Westpac Group	7/27/12	144,813	(3,254)
4,987,800	SEK for USD	Barclays Bank plc	7/27/12	720,407	(15,138)
713,500	SEK for USD	Barclays Bank plc	7/27/12	103,053	3,851
278,100	SEK for USD	HSBC Holdings plc	7/27/12	40,167	(1,056)
413,600	SGD for USD	HSBC Holdings plc	7/27/12	326,503	(4,377)
5,862,300	TWD for USD	HSBC Holdings plc	7/27/12	196,595	(2,735)
				$8,231,264	$(49,844)
(Value on Settlement Date $8,281,108)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

901,078	EUR for CHF	UBS AG	7/27/12	$1,140,530	$15,396
351,200	CHF for EUR	Deutsche Bank	7/27/12	370,218	(2,293)
4,102,600	SEK for EUR	UBS AG	7/27/12	592,554	(16,604)
4,605,100	SEK for EUR	Deutsche Bank	7/27/12	665,132	(11,394)
487,899	EUR for SEK	UBS AG	7/27/12	617,552	(6,317)
25,200	CHF for USD	HSBC Holdings plc	7/27/12	26,564	1,223
550,900	CHF for USD	UBS AG	7/27/12	580,731	20,934
374,490	EUR for USD	Barclays Bank plc	7/27/12	474,007	17,755
127,200	EUR for USD	Barclays Bank plc	7/27/12	161,002	(2,011)
28,500	EUR for USD	Barclays Bank plc	7/27/12	36,073	(520)
17,400	EUR for USD	HSBC Holdings plc	7/27/12	22,024	1,016
19,100	EUR for USD	Westpac Group	7/27/12	24,176	(76)
212,200	GBP for USD	Barclays Bank plc	7/27/12	332,317	(5,710)
7,200	GBP for USD	Barclays Bank plc	7/27/12	11,276	(65)
3,732,852	GBP for USD	Deutsche Bank	7/27/12	5,845,863	98,069
235,553	GBP for USD	Deutsche Bank	7/27/12	368,890	(2,567)
47,700	GBP for USD	HSBC Holdings plc	7/27/12	74,701	2,641
116,121,900	JPY for USD	Barclays Bank plc	7/27/12	1,453,202	(13,126)
4,739,700	JPY for USD	Barclays Bank plc	7/27/12	59,315	1,317
4,157,200	JPY for USD	Barclays Bank plc	7/27/12	52,025	123
1,213,000	JPY for USD	HSBC Holdings plc	7/27/12	15,180	(43)
37,803,600	JPY for USD	Westpac Group	7/27/12	473,091	7,259
17,800	SEK for USD	Barclays Bank plc	7/27/12	2,571	(48)
				$13,398,994	$104,959
(Value on Settlement Date $13,503,953)

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Barclays Bank plc/CDX North America High Yield 11 Index	$581,000	Sell*	5.00%	12/20/13	$(39,367)	$58,041	$18,674
Barclays Bank plc/Community Health Systems, Inc.	250,000	Sell*	5.00	12/20/12	3,940	1,007	4,947

					$(35,427)	$59,048	$23,621

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $7,112,359, which represented 2.6% of total net assets.

(4)	When-issued security.
(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$79,829,097	—
Corporate Bonds	—	75,907,925	—
U.S. Treasury Securities	—	71,905,441	—
Commercial Mortgage-Backed Securities	—	15,771,495	—
Collateralized Mortgage Obligations	—	10,275,028	—
Municipal Securities	—	9,581,298	—
Sovereign Governments and Agencies	—	9,575,233	—

Core Plus - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

U.S. Government Agency Securities	—	312,875	—
Asset-Backed Securities	—	276,672	—
Temporary Cash Investments	$4,545,766	11,445,307	—

Total Value of Investment Securities	$4,545,766	$284,880,371	—

Other Financial Instruments
Swap Agreements	—	$59,048	—
Forward Foreign Currency Exchange Contracts	—	55,115	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$114,163	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$279,994,281
Gross tax appreciation of investments	$9,687,548
Gross tax depreciation of investments	(255,692)
Net tax appreciation (depreciation) of investments	$9,431,856

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

June 30, 2012

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 30.9%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%
FHLMC, VRN, 2.60%, 7/15/12	$4,988,622	$5,203,066
FHLMC, VRN, 2.90%, 7/15/12	2,679,136	2,800,804
FHLMC, VRN, 3.30%, 7/15/12	8,075,257	8,462,564
FHLMC, VRN, 3.56%, 7/15/12	5,650,690	5,950,986
FHLMC, VRN, 3.71%, 7/15/12	5,490,876	5,802,170
FHLMC, VRN, 4.02%, 7/15/12	13,051,439	13,840,608
FHLMC, VRN, 6.15%, 7/15/12	11,140,441	12,086,191
FNMA, VRN, 2.73%, 7/25/12	13,382,761	13,892,922
FNMA, VRN, 3.14%, 7/25/12	4,601,395	4,808,372
FNMA, VRN, 3.34%, 7/25/12	7,402,546	7,774,586
FNMA, VRN, 3.37%, 7/25/12	3,395,130	3,574,164
FNMA, VRN, 3.49%, 7/25/12	1,807,368	1,934,695
FNMA, VRN, 3.90%, 7/25/12	13,015,602	13,780,398
FNMA, VRN, 3.90%, 7/25/12	9,531,126	10,101,418
FNMA, VRN, 5.98%, 7/25/12	3,236,131	3,550,207

		113,563,151

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 28.9%
FHLMC, 6.50%, 12/1/12	487	492
FHLMC, 6.00%, 1/1/13	1,556	1,649
FHLMC, 7.00%, 11/1/13	3,551	3,656
FHLMC, 7.00%, 6/1/14	8,713	9,203
FHLMC, 6.50%, 6/1/16	44,155	47,404
FHLMC, 6.50%, 6/1/16	24,131	26,071
FHLMC, 5.00%, 11/1/17	467,495	502,230
FHLMC, 4.50%, 1/1/19	67,527	72,237
FHLMC, 5.00%, 1/1/21	3,772,245	4,089,654
FHLMC, 5.00%, 4/1/21	993,295	1,068,182
FHLMC, 7.00%, 9/1/27	7,060	8,427
FHLMC, 6.50%, 1/1/28	12,232	13,997
FHLMC, 7.00%, 2/1/28	1,947	2,323
FHLMC, 6.50%, 3/1/29	66,932	76,588
FHLMC, 6.50%, 6/1/29	56,895	65,103
FHLMC, 7.00%, 8/1/29	8,060	9,672
FHLMC, 7.50%, 8/1/29	24,391	26,478
FHLMC, 5.00%, 4/1/31	12,388,258	13,357,559
FHLMC, 5.00%, 5/1/31	13,787,928	14,866,744
FHLMC, 6.50%, 5/1/31	1,097	1,249
FHLMC, 6.50%, 5/1/31	35,853	40,846
FHLMC, 6.50%, 6/1/31	1,333	1,519
FHLMC, 6.50%, 6/1/31	755	860
FHLMC, 6.50%, 6/1/31	393	447
FHLMC, 6.50%, 6/1/31	2,253	2,567
FHLMC, 6.50%, 6/1/31	4,991	5,686
FHLMC, 5.50%, 12/1/33	1,108,073	1,226,677

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FHLMC, 6.00%, 9/1/35	$19,633,133	$21,758,398
FHLMC, 5.50%, 12/1/37	2,001,001	2,177,662
FHLMC, 5.50%, 1/1/38	4,867,400	5,306,253
FHLMC, 6.00%, 2/1/38	16,126,687	17,706,077
FHLMC, 5.50%, 4/1/38	5,632,315	6,129,573
FHLMC, 6.00%, 8/1/38	525,805	579,436
FHLMC, 4.00%, 4/1/41	46,555,896	50,384,463
FHLMC, 6.50%, 7/1/47	95,004	105,903
FNMA, 4.00%, 7/12/12(2)	50,000,000	53,242,185
FNMA, 4.50%, 7/12/12(2)	22,000,000	23,608,750
FNMA, 5.00%, 7/12/12(2)	45,000,000	48,712,513
FNMA, 6.50%, 7/12/12(2)	13,694,000	15,412,172
FNMA, 6.00%, 5/1/13	3,318	3,533
FNMA, 6.00%, 5/1/13	910	916
FNMA, 6.00%, 7/1/13	9,556	10,177
FNMA, 6.00%, 12/1/13	10,046	10,699
FNMA, 6.00%, 1/1/14	8,195	8,446
FNMA, 6.00%, 2/1/14	11,178	11,904
FNMA, 6.00%, 4/1/14	16,244	17,299
FNMA, 5.50%, 12/1/16	218,476	237,482
FNMA, 5.50%, 12/1/16	88,790	96,515
FNMA, 5.00%, 6/1/18	3,887,632	4,209,890
FNMA, 4.50%, 5/1/19	1,238,226	1,333,108
FNMA, 6.50%, 1/1/26	43,537	49,883
FNMA, 7.00%, 12/1/27	7,660	9,137
FNMA, 6.50%, 1/1/28	5,192	5,970
FNMA, 7.50%, 4/1/28	23,818	29,010
FNMA, 7.00%, 5/1/28	23,150	27,720
FNMA, 7.00%, 6/1/28	3,491	4,180
FNMA, 6.50%, 1/1/29	10,385	11,941
FNMA, 6.50%, 4/1/29	30,706	35,307
FNMA, 7.00%, 7/1/29	30,158	36,161
FNMA, 7.50%, 7/1/29	64,780	79,267
FNMA, 7.50%, 8/1/30	16,430	17,316
FNMA, 7.50%, 9/1/30	21,107	25,808
FNMA, 5.00%, 6/1/31	10,539,914	11,434,615
FNMA, 5.00%, 7/1/31	17,248,768	18,712,962
FNMA, 7.00%, 9/1/31	107,584	127,915
FNMA, 6.50%, 1/1/32	62,390	71,425
FNMA, 7.00%, 6/1/32	633,528	749,505
FNMA, 6.50%, 8/1/32	190,637	218,243
FNMA, 5.50%, 2/1/33	14,746,708	16,214,545
FNMA, 5.00%, 6/1/33	13,372,679	14,536,915
FNMA, 5.50%, 6/1/33	775,383	854,985
FNMA, 5.50%, 7/1/33	4,555,370	5,008,796
FNMA, 5.00%, 8/1/33	2,357,771	2,566,388
FNMA, 5.50%, 8/1/33	1,192,480	1,311,175
FNMA, 5.50%, 9/1/33	1,760,906	1,956,541
FNMA, 5.00%, 11/1/33	8,126,671	8,845,724
FNMA, 6.00%, 12/1/33	6,240,688	7,028,373
FNMA, 5.50%, 1/1/34	1,722,926	1,895,048
FNMA, 5.50%, 2/1/34	5,745,345	6,345,943

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, 5.00%, 3/1/34	$4,764,250	$5,185,794
FNMA, 4.50%, 1/1/35	21,217,648	22,845,553
FNMA, 5.00%, 4/1/35	12,654,351	13,766,107
FNMA, 5.00%, 6/1/35	9,314,837	10,161,978
FNMA, 5.00%, 7/1/35	17,055,440	18,606,271
FNMA, 5.00%, 8/1/35	635,337	689,566
FNMA, 4.50%, 9/1/35	2,620,225	2,816,346
FNMA, 5.00%, 10/1/35	5,143,285	5,582,293
FNMA, 5.50%, 12/1/35	25,551,854	28,079,228
FNMA, 5.00%, 2/1/36	3,582,032	3,896,612
FNMA, 5.50%, 4/1/36	4,152,767	4,555,738
FNMA, 5.50%, 5/1/36	8,560,516	9,391,199
FNMA, 5.50%, 7/1/36	1,960,055	2,141,677
FNMA, 5.50%, 2/1/37	1,372,762	1,499,964
FNMA, 5.50%, 5/1/37	3,341,236	3,646,664
FNMA, 6.00%, 8/1/37	3,708,632	4,132,687
FNMA, 6.50%, 8/1/37	1,008,340	1,129,938
FNMA, 6.00%, 9/1/37	19,220,600	21,184,083
FNMA, 6.00%, 11/1/37	20,933,880	23,327,515
FNMA, 5.50%, 12/1/37	11,513,035	12,565,460
FNMA, 5.50%, 2/1/38	2,650,953	2,893,281
FNMA, 5.50%, 6/1/38	4,601,796	5,047,045
FNMA, 6.00%, 9/1/38	1,435,967	1,571,215
FNMA, 6.00%, 11/1/38	1,172,799	1,283,261
FNMA, 5.50%, 12/1/38	8,332,808	9,146,603
FNMA, 5.00%, 1/1/39	6,001,887	6,612,276
FNMA, 5.50%, 1/1/39	59,379,388	64,807,352
FNMA, 4.50%, 2/1/39	8,504,945	9,130,902
FNMA, 5.00%, 2/1/39	19,899,137	21,964,531
FNMA, 4.50%, 4/1/39	9,592,943	10,601,753
FNMA, 4.50%, 5/1/39	23,475,533	25,944,258
FNMA, 4.50%, 6/1/39	44,898,222	49,325,148
FNMA, 5.00%, 8/1/39	12,143,514	13,403,928
FNMA, 4.50%, 10/1/39	31,513,960	34,828,020
FNMA, 4.00%, 10/1/40	28,319,459	30,719,135
FNMA, 4.50%, 11/1/40	26,514,002	29,103,402
FNMA, 4.00%, 12/1/40	34,283,845	36,878,222
FNMA, 4.50%, 7/1/41	46,302,488	50,592,952
FNMA, 4.00%, 8/1/41	27,113,378	29,317,654
FNMA, 4.00%, 9/1/41	28,801,118	31,097,602
FNMA, 4.50%, 9/1/41	23,130,725	25,121,319
FNMA, 3.50%, 10/1/41	43,608,308	45,903,384
FNMA, 4.00%, 12/1/41	24,499,484	26,452,974
FNMA, 4.00%, 1/1/42	28,553,999	30,464,931
FNMA, 4.00%, 1/1/42	26,478,393	28,496,217
FNMA, 6.50%, 6/1/47	133,990	149,353
FNMA, 6.50%, 8/1/47	459,044	511,676
FNMA, 6.50%, 8/1/47	269,071	299,921
FNMA, 6.50%, 9/1/47	608,091	677,812
FNMA, 6.50%, 9/1/47	27,692	30,867
FNMA, 6.50%, 9/1/47	283,210	315,681
FNMA, 6.50%, 9/1/47	157,760	175,848

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, 6.50%, 9/1/47	$216,666	$241,508
GNMA, 4.00%, 7/19/12(2)	55,000,000	60,087,500
GNMA, 4.50%, 7/19/12(2)	20,000,000	21,875,000
GNMA, 7.00%, 11/15/22	29,393	34,127
GNMA, 7.00%, 4/20/26	6,035	7,169
GNMA, 7.50%, 8/15/26	12,662	15,228
GNMA, 8.00%, 8/15/26	6,711	8,150
GNMA, 7.50%, 5/15/27	11,717	14,117
GNMA, 8.00%, 6/15/27	12,702	13,403
GNMA, 7.50%, 11/15/27	2,041	2,117
GNMA, 7.00%, 2/15/28	4,658	5,582
GNMA, 7.50%, 2/15/28	4,123	4,258
GNMA, 6.50%, 3/15/28	13,789	16,117
GNMA, 7.00%, 4/15/28	2,368	2,838
GNMA, 6.50%, 5/15/28	1,362	1,589
GNMA, 6.50%, 5/15/28	36,961	43,121
GNMA, 7.00%, 12/15/28	10,728	12,855
GNMA, 7.00%, 5/15/31	59,153	71,271
GNMA, 4.50%, 8/15/33	5,034,988	5,540,820
GNMA, 6.00%, 9/20/38	5,479,628	6,147,428
GNMA, 5.50%, 11/15/38	8,121,958	9,072,437
GNMA, 5.50%, 11/15/38	5,356,800	5,983,684
GNMA, 6.00%, 1/20/39	1,347,743	1,511,992
GNMA, 5.00%, 3/20/39	10,665,422	11,791,900
GNMA, 4.50%, 4/15/39	20,494,661	22,457,555
GNMA, 4.50%, 11/15/39	46,968,530	51,877,956
GNMA, 4.50%, 1/15/40	6,178,595	6,780,009
GNMA, 5.00%, 2/20/40	37,971,479	42,195,129
GNMA, 4.00%, 7/15/40	9,226,079	10,111,803
GNMA, 5.00%, 8/20/40	51,528,509	57,115,856
GNMA, 4.00%, 11/20/40	70,771,982	77,472,441
GNMA, 4.50%, 12/15/40	13,569,759	14,988,150
GNMA, 4.00%, 2/15/41	14,021,376	15,345,550

		1,623,723,528

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,671,561,233)		1,737,286,679

U.S. TREASURY SECURITIES — 27.6%

U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	25,739,149
U.S. Treasury Bonds, 8.125%, 8/15/21	9,735,000	15,302,203
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	9,419,064
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	19,976,135
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	11,526,248
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	17,650,388
U.S. Treasury Bonds, 5.375%, 2/15/31	24,200,000	35,301,750
U.S. Treasury Bonds, 4.75%, 2/15/37	5,160,000	7,203,040
U.S. Treasury Bonds, 4.25%, 5/15/39	6,300,000	8,242,170
U.S. Treasury Bonds, 4.375%, 11/15/39	36,250,000	48,359,784
U.S. Treasury Bonds, 4.625%, 2/15/40	41,500,000	57,503,438

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. Treasury Bonds, 4.375%, 5/15/41	$26,000,000	$34,783,138
U.S. Treasury Bonds, 3.125%, 11/15/41	14,650,000	15,778,504
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	53,707,186	55,490,426
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	50,628,120	55,117,417
U.S. Treasury Notes, 1.375%, 1/15/13	30,000,000	30,195,720
U.S. Treasury Notes, 1.375%, 2/15/13	15,000,000	15,112,500
U.S. Treasury Notes, 0.375%, 6/30/13	55,000,000	55,075,185
U.S. Treasury Notes, 1.00%, 7/15/13	20,000,000	20,156,260
U.S. Treasury Notes, 0.75%, 8/15/13	85,000,000	85,471,495
U.S. Treasury Notes, 0.75%, 9/15/13	55,000,000	55,322,300
U.S. Treasury Notes, 0.50%, 10/15/13	97,000,000	97,284,210
U.S. Treasury Notes, 0.25%, 10/31/13	35,000,000	34,990,445
U.S. Treasury Notes, 0.75%, 12/15/13	14,000,000	14,092,974
U.S. Treasury Notes, 1.25%, 2/15/14	24,000,000	24,363,744
U.S. Treasury Notes, 1.25%, 3/15/14	10,000,000	10,159,770
U.S. Treasury Notes, 2.375%, 8/31/14	78,000,000	81,418,584
U.S. Treasury Notes, 2.625%, 12/31/14	51,800,000	54,717,790
U.S. Treasury Notes, 2.25%, 1/31/15	50,000,000	52,402,350
U.S. Treasury Notes, 1.25%, 9/30/15	17,500,000	17,938,865
U.S. Treasury Notes, 1.50%, 7/31/16	10,000,000	10,366,410
U.S. Treasury Notes, 3.00%, 8/31/16	10,000,000	10,985,940
U.S. Treasury Notes, 0.875%, 1/31/17	43,500,000	43,901,027
U.S. Treasury Notes, 0.875%, 2/28/17	85,000,000	85,783,615
U.S. Treasury Notes, 0.75%, 6/30/17(3)	34,000,000	34,055,794
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	63,752,273
U.S. Treasury Notes, 1.875%, 10/31/17	40,000,000	42,228,120
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,456,163
U.S. Treasury Notes, 1.375%, 11/30/18	15,000,000	15,353,910
U.S. Treasury Notes, 2.00%, 2/15/22	164,950,000	170,658,919

TOTAL U.S. TREASURY SECURITIES (Cost $1,476,105,457)		1,551,637,217

CORPORATE BONDS — 25.7%

AEROSPACE AND DEFENSE — 0.4%
Honeywell International, Inc., 5.375%, 3/1/41	1,600,000	2,043,187
L-3 Communications Corp., 5.20%, 10/15/19	290,000	318,389
L-3 Communications Corp., 4.75%, 7/15/20	2,150,000	2,298,599
Lockheed Martin Corp., 7.65%, 5/1/16	1,700,000	2,054,052
Lockheed Martin Corp., 4.25%, 11/15/19	3,980,000	4,455,483
Northrop Grumman Corp., 3.70%, 8/1/14	1,300,000	1,367,517
Raytheon Co., 4.40%, 2/15/20	100,000	113,798
United Technologies Corp., 6.125%, 2/1/19	2,660,000	3,300,172
United Technologies Corp., 3.10%, 6/1/22	1,480,000	1,555,476
United Technologies Corp., 6.05%, 6/1/36	1,027,000	1,331,583
United Technologies Corp., 5.70%, 4/15/40	2,020,000	2,575,411
United Technologies Corp., 4.50%, 6/1/42	3,760,000	4,153,980

		25,567,647

AUTOMOBILES — 0.4%
American Honda Finance Corp., 2.375%, 3/18/13(4)	3,120,000	3,158,148
American Honda Finance Corp., 2.50%, 9/21/15(4)	5,960,000	6,152,931

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Daimler Finance North America LLC, 2.625%, 9/15/16(4)	$5,550,000	$5,719,114
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	500,000	534,793
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	3,040,000	3,312,125
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	3,730,000	4,160,017
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)	2,150,000	2,171,051

		25,208,179

BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	7,430,000	9,831,673
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,000,000	4,777,060
Coca-Cola Co. (The), 1.80%, 9/1/16	1,370,000	1,409,068
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,270,000	2,326,929
PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	1,037,701
PepsiCo, Inc., 4.875%, 11/1/40	1,100,000	1,290,607
Pernod-Ricard SA, 2.95%, 1/15/17(4)	3,160,000	3,203,422
Pernod-Ricard SA, 4.45%, 1/15/22(4)	1,140,000	1,184,422
SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	6,180,000	6,379,515
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	3,260,000	3,476,621
SABMiller plc, 5.50%, 8/15/13(4)	1,621,000	1,696,464

		36,613,482

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 2.125%, 5/15/17	5,590,000	5,664,749
Amgen, Inc., 5.85%, 6/1/17	2,560,000	3,021,445
Gilead Sciences, Inc., 4.40%, 12/1/21	5,470,000	6,053,764

		14,739,958

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	1,900,000	2,166,659
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	8,977,000	10,368,507
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	2,820,000	2,906,574
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	3,480,000	3,549,865
Jefferies Group, Inc., 5.125%, 4/13/18	2,860,000	2,802,800

		21,794,405

CHEMICALS — 0.5%
Ashland, Inc., 9.125%, 6/1/17	450,000	497,250
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	4,909,538
CF Industries, Inc., 7.125%, 5/1/20	2,460,000	3,001,200
Dow Chemical Co. (The), 5.90%, 2/15/15	3,751,000	4,185,928
Dow Chemical Co. (The), 2.50%, 2/15/16	2,960,000	3,046,669
Eastman Chemical Co., 3.60%, 8/15/22	3,920,000	4,009,717
Ecolab, Inc., 3.00%, 12/8/16	2,340,000	2,470,558
Ecolab, Inc., 4.35%, 12/8/21	5,480,000	6,090,472

		28,211,332

COMMERCIAL BANKS — 1.8%
Bank of America N.A., 5.30%, 3/15/17	6,439,000	6,713,559
Bank of Nova Scotia, 2.55%, 1/12/17	3,300,000	3,433,805
BB&T Corp., 5.70%, 4/30/14	1,680,000	1,824,026
BB&T Corp., 3.20%, 3/15/16	2,400,000	2,543,333
Capital One Financial Corp., 2.15%, 3/23/15	2,910,000	2,934,997

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Capital One Financial Corp., 4.75%, 7/15/21	$2,220,000	$2,428,698
Fifth Third Bancorp, 6.25%, 5/1/13	3,882,000	4,044,046
HSBC Bank plc, 3.50%, 6/28/15(4)	3,940,000	4,123,691
Huntington Bancshares, Inc., 7.00%, 12/15/20	840,000	985,830
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	8,510,000	9,343,997
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	5,020,000	5,404,236
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	6,840,000	7,127,259
Northern Trust Co. (The), 6.50%, 8/15/18	2,480,000	3,028,492
PNC Funding Corp., 3.625%, 2/8/15	2,800,000	2,976,134
PNC Funding Corp., 4.375%, 8/11/20	1,720,000	1,905,208
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	5,450,000	5,556,221
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	4,400,000	4,514,404
SunTrust Bank, 7.25%, 3/15/18	320,000	370,950
SunTrust Banks, Inc., 3.60%, 4/15/16	1,141,000	1,186,246
Toronto-Dominion Bank (The), 2.50%, 7/14/16	2,620,000	2,718,208
Toronto-Dominion Bank (The), 2.375%, 10/19/16	4,700,000	4,833,386
U.S. Bancorp., 3.44%, 2/1/16	2,760,000	2,865,068
U.S. Bancorp., MTN, 3.00%, 3/15/22	1,600,000	1,643,784
Wachovia Bank N.A., 4.80%, 11/1/14	1,008,000	1,074,882
Wachovia Bank N.A., 5.85%, 2/1/37	1,770,000	2,058,154
Wells Fargo & Co., 3.68%, 9/15/12	3,300,000	3,517,048
Wells Fargo & Co., 1.50%, 7/1/15	1,750,000	1,752,854
Wells Fargo & Co., 2.10%, 5/8/17	5,280,000	5,300,302
Wells Fargo & Co., 5.625%, 12/11/17	550,000	643,322
Wells Fargo & Co., 4.60%, 4/1/21	2,100,000	2,348,814
Wells Fargo & Co., MTN, 3.50%, 3/8/22	2,110,000	2,177,343

		101,378,297

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	2,760,000	3,001,500
Republic Services, Inc., 3.80%, 5/15/18	1,550,000	1,661,285
Republic Services, Inc., 5.50%, 9/15/19	2,381,000	2,761,001
Republic Services, Inc., 3.55%, 6/1/22	2,100,000	2,128,879
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,493,799
Waste Management, Inc., 4.75%, 6/30/20	1,120,000	1,263,780
Waste Management, Inc., 6.125%, 11/30/39	2,070,000	2,572,679

		16,882,923

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	6,660,000	6,696,650

CONSUMER FINANCE — 0.7%
American Express Centurion Bank, 6.00%, 9/13/17	6,240,000	7,381,065
American Express Credit Corp., 2.80%, 9/19/16	3,310,000	3,457,679
American Express Credit Corp., MTN, 2.75%, 9/15/15	4,800,000	5,013,350
American Express Credit Corp., MTN, 2.375%, 3/24/17	2,180,000	2,237,840
Capital One Bank USA N.A., 8.80%, 7/15/19	2,000,000	2,523,530
Credit Suisse (New York), 5.50%, 5/1/14	2,320,000	2,460,824
Credit Suisse (New York), 6.00%, 2/15/18	1,510,000	1,618,350
Credit Suisse (New York), 5.30%, 8/13/19	3,300,000	3,720,460
HSBC Finance Corp., 4.75%, 7/15/13	1,400,000	1,445,440
PNC Bank N.A., 6.00%, 12/7/17	1,830,000	2,134,071

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

SLM Corp., 6.25%, 1/25/16	$1,790,000	$1,888,450
SLM Corp., MTN, 5.00%, 10/1/13	4,050,000	4,191,750

		38,072,809

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	3,560,000	3,893,750
Ball Corp., 6.75%, 9/15/20	1,660,000	1,834,300

		5,728,050

DIVERSIFIED FINANCIAL SERVICES — 3.6%
Bank of America Corp., 4.50%, 4/1/15	7,370,000	7,602,582
Bank of America Corp., 3.75%, 7/12/16	3,620,000	3,654,180
Bank of America Corp., 6.50%, 8/1/16	6,910,000	7,597,669
Bank of America Corp., 3.875%, 3/22/17	3,500,000	3,570,791
Bank of America Corp., 5.75%, 12/1/17	2,890,000	3,089,219
Bank of America Corp., 5.625%, 7/1/20	5,080,000	5,451,124
Bank of America Corp., 5.875%, 2/7/42	2,400,000	2,642,035
Citigroup, Inc., 6.01%, 1/15/15	12,960,000	13,934,359
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,491,692
Citigroup, Inc., 4.45%, 1/10/17	2,880,000	3,023,260
Citigroup, Inc., 6.125%, 5/15/18	13,080,000	14,630,215
Citigroup, Inc., 4.50%, 1/14/22	2,750,000	2,848,043
Deutsche Bank AG (London), 3.875%, 8/18/14	3,180,000	3,312,781
General Electric Capital Corp., 3.75%, 11/14/14	9,460,000	9,938,638
General Electric Capital Corp., 2.25%, 11/9/15	5,220,000	5,331,045
General Electric Capital Corp., 5.625%, 9/15/17	5,480,000	6,298,767
General Electric Capital Corp., 4.375%, 9/16/20	6,970,000	7,558,735
General Electric Capital Corp., 5.30%, 2/11/21	2,820,000	3,172,878
General Electric Capital Corp., MTN, 2.30%, 4/27/17	3,500,000	3,529,264
General Electric Capital Corp., MTN, 6.00%, 8/7/19	8,480,000	9,942,724
General Electric Capital Corp., MTN, 4.65%, 10/17/21	2,280,000	2,538,764
General Electric Capital Corp., MTN, 5.875%, 1/14/38	2,150,000	2,479,984
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	3,520,000	3,677,671
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	790,000	790,527
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	3,790,000	3,826,805
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	7,410,000	7,419,477
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	7,120,000	7,345,597
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	4,200,000	4,444,978
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	2,210,000	2,315,141
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	3,133,886
HSBC Holdings plc, 6.80%, 6/1/38	1,620,000	1,863,731
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37	2,430,000	2,436,063
JPMorgan Chase & Co., 6.00%, 1/15/18	13,980,000	16,073,910
Morgan Stanley, 6.00%, 4/28/15	6,310,000	6,527,727
Morgan Stanley, 6.625%, 4/1/18	5,770,000	6,042,984
Morgan Stanley, 5.625%, 9/23/19	4,780,000	4,740,474
Morgan Stanley, 5.50%, 7/24/20	70,000	68,639
Syngenta Finance NV, 3.125%, 3/28/22	2,370,000	2,412,331
UBS AG (Stamford Branch), 5.875%, 12/20/17	7,130,000	7,977,401

		204,736,091

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc., 5.10%, 9/15/14	$1,000,000	$1,092,514
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,451,381
AT&T, Inc., 3.00%, 2/15/22	3,160,000	3,219,563
AT&T, Inc., 6.80%, 5/15/36	1,000,000	1,302,185
AT&T, Inc., 6.55%, 2/15/39	9,690,000	12,531,486
AT&T, Inc., 5.55%, 8/15/41	1,110,000	1,330,116
British Telecommunications plc, 5.95%, 1/15/18	6,730,000	7,896,686
CenturyLink, Inc., 6.15%, 9/15/19	3,300,000	3,410,873
CenturyLink, Inc., 5.80%, 3/15/22	220,000	219,574
CenturyLink, Inc., Series P, 7.60%, 9/15/39	1,640,000	1,589,810
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	2,220,000	2,197,003
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	4,800,000	5,789,357
France Telecom SA, 4.375%, 7/8/14	3,140,000	3,300,306
Telecom Italia Capital SA, 7.00%, 6/4/18	2,910,000	2,910,000
Telefonica Emisiones SAU, 5.88%, 7/15/19	2,800,000	2,509,301
Telefonica Emisiones SAU, 5.46%, 2/16/21	3,030,000	2,644,605
Verizon Communications, Inc., 6.10%, 4/15/18	1,854,000	2,262,677
Verizon Communications, Inc., 8.75%, 11/1/18	2,670,000	3,676,657
Verizon Communications, Inc., 7.35%, 4/1/39	3,660,000	5,277,563
Windstream Corp., 7.875%, 11/1/17	1,110,000	1,215,450

		67,827,107

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	3,600,000	4,113,000

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,989,180
Jabil Circuit, Inc., 5.625%, 12/15/20	1,310,000	1,391,875

		5,381,055

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	2,580,000	2,712,524
Noble Holding International Ltd., 3.95%, 3/15/22	1,130,000	1,145,849
Pride International, Inc., 6.875%, 8/15/20	800,000	983,790
Transocean, Inc., 6.50%, 11/15/20	2,190,000	2,489,805
Transocean, Inc., 6.375%, 12/15/21	1,030,000	1,181,073
Weatherford International Ltd., 9.625%, 3/1/19	3,400,000	4,439,067

		12,952,108

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 6.60%, 3/15/19	6,730,000	8,409,108
Delhaize Group SA, 5.875%, 2/1/14	4,310,000	4,540,602
Delhaize Group SA, 6.50%, 6/15/17	550,000	612,003
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,394,718
Safeway, Inc., 4.75%, 12/1/21	2,220,000	2,207,435
Target Corp., 4.00%, 7/1/42	1,570,000	1,555,609
Wal-Mart Stores, Inc., 5.875%, 4/5/27	1,060,000	1,360,126
Wal-Mart Stores, Inc., 5.625%, 4/1/40	940,000	1,220,346
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	4,045,677

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wal-Mart Stores, Inc., 5.00%, 10/25/40	$1,150,000	$1,382,777
Wal-Mart Stores, Inc., 5.625%, 4/15/41	470,000	615,031

		28,343,432

FOOD PRODUCTS — 0.5%
General Mills, Inc., 5.25%, 8/15/13	4,970,000	5,218,903
General Mills, Inc., 3.15%, 12/15/21	2,850,000	2,924,570
Kellogg Co., 4.45%, 5/30/16	2,400,000	2,659,099
Kraft Foods, Inc., 6.125%, 2/1/18	2,800,000	3,360,960
Kraft Foods, Inc., 6.50%, 2/9/40	3,010,000	3,885,681
Kraft Foods, Inc., 5.00%, 6/4/42(4)	2,540,000	2,702,817
Mead Johnson Nutrition Co., 3.50%, 11/1/14	1,900,000	1,972,842
Mead Johnson Nutrition Co., 5.90%, 11/1/39	1,160,000	1,440,748
Tyson Foods, Inc., 6.85%, 4/1/16	2,580,000	2,963,775
Tyson Foods, Inc., 4.50%, 6/15/22	800,000	828,000

		27,957,395

GAS UTILITIES — 1.1%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	950,000	1,098,645
El Paso Corp., 7.25%, 6/1/18	4,040,000	4,682,562
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	3,918,758
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,956,316
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,147,128
Enbridge Energy Partners LP, 5.50%, 9/15/40	1,460,000	1,587,573
Energy Transfer Partners LP, 6.50%, 2/1/42	1,830,000	1,970,136
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,669,480
Enterprise Products Operating LLC, 6.30%, 9/15/17	4,370,000	5,224,370
Enterprise Products Operating LLC, 5.95%, 2/1/41	4,475,000	5,085,685
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	3,630,000	4,367,594
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,598,081
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	1,530,000	1,554,491
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,751,877
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,142,229
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15	2,750,000	2,948,286
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19	1,760,000	2,325,734
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,830,000	3,922,188
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,199,151

		60,150,284

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Covidien International Finance SA, 1.875%, 6/15/13	3,580,000	3,616,201
Covidien International Finance SA, 3.20%, 6/15/22	3,110,000	3,215,877

		6,832,078

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Express Scripts, Inc., 2.65%, 2/15/17(4)	7,660,000	7,804,858
Express Scripts, Inc., 7.25%, 6/15/19	8,020,000	10,103,797
HCA, Inc., 7.875%, 2/15/20	4,980,000	5,552,700
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,636,800
WellPoint, Inc., 3.125%, 5/15/22	2,120,000	2,143,316

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

WellPoint, Inc., 5.80%, 8/15/40	$1,470,000	$1,764,251

		32,005,722

HOTELS, RESTAURANTS AND LEISURE — 0.1%
International Game Technology, 5.50%, 6/15/20	2,150,000	2,325,773
McDonald's Corp., 5.35%, 3/1/18	1,550,000	1,864,367
Wyndham Worldwide Corp., 6.00%, 12/1/16	23,000	25,620
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,331,274
Yum! Brands, Inc., 3.75%, 11/1/21	1,370,000	1,447,738

		7,994,772

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,907,328

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	4,960,000	5,431,200

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(4)	1,700,000	1,702,125
General Electric Co., 5.00%, 2/1/13	2,708,000	2,777,652
General Electric Co., 5.25%, 12/6/17	4,251,000	4,972,416

		9,452,193

INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	4,360,000	5,594,277
Allstate Corp. (The), 5.20%, 1/15/42	2,130,000	2,405,145
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,716,953
American International Group, Inc., 5.85%, 1/16/18	11,720,000	12,993,788
American International Group, Inc., 4.875%, 6/1/22	1,570,000	1,610,864
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	3,056,216
Berkshire Hathaway, Inc., 3.75%, 8/15/21	1,230,000	1,315,700
CNA Financial Corp., 5.875%, 8/15/20	1,640,000	1,807,546
CNA Financial Corp., 5.75%, 8/15/21	1,080,000	1,189,695
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(4)	2,520,000	2,734,200
Genworth Financial, Inc., 7.20%, 2/15/21	1,680,000	1,602,707
Genworth Financial, Inc., 7.625%, 9/24/21	500,000	473,483
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	3,700,000	3,883,464
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	2,420,000	2,650,982
International Lease Finance Corp., 4.875%, 4/1/15	700,000	704,000
International Lease Finance Corp., 5.75%, 5/15/16	1,520,000	1,544,016
Liberty Mutual Group, Inc., 5.00%, 6/1/21(4)	2,158,000	2,177,202
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)	730,000	727,428
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	4,808,402
MetLife, Inc., 6.75%, 6/1/16	2,570,000	3,017,273
Prudential Financial, Inc., 7.375%, 6/15/19	3,690,000	4,512,412
Prudential Financial, Inc., 5.375%, 6/21/20	1,000,000	1,109,121
Prudential Financial, Inc., 5.625%, 5/12/41	1,640,000	1,683,063
Prudential Financial, Inc., MTN, 3.625%, 9/17/12	1,850,000	1,860,782
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,310,219
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(4)	2,920,000	2,639,224

		69,128,162

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

INTERNET SOFTWARE AND SERVICES — 0.1%
Google, Inc., 2.125%, 5/19/16	$2,880,000	$3,009,911

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(4)	2,240,000	2,290,400
International Business Machines Corp., 1.95%, 7/22/16	7,940,000	8,179,002

		10,469,402

MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	4,900,000	4,935,794
Caterpillar, Inc., 2.60%, 6/26/22	1,960,000	1,960,849
Deere & Co., 5.375%, 10/16/29	3,450,000	4,353,935
Deere & Co., 3.90%, 6/9/42	2,280,000	2,278,741

		13,529,319

MEDIA — 2.2%
CBS Corp., 1.95%, 7/1/17	1,050,000	1,050,689
Comcast Corp., 5.90%, 3/15/16	8,444,000	9,736,025
Comcast Corp., 6.50%, 11/15/35	3,730,000	4,558,739
Comcast Corp., 6.40%, 5/15/38	3,850,000	4,715,311
Comcast Corp., 4.65%, 7/15/42(3)	1,420,000	1,428,459
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	2,630,000	2,824,928
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	4,120,000	4,341,705
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	6,200,000	6,828,209
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,287,591
DISH DBS Corp., 7.00%, 10/1/13	1,815,000	1,914,825
DISH DBS Corp., 7.125%, 2/1/16	2,770,000	3,053,925
DISH DBS Corp., 6.75%, 6/1/21	1,820,000	1,974,700
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	6,040,000	6,855,400
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,400,000	1,425,298
Lamar Media Corp., 9.75%, 4/1/14	3,380,000	3,802,500
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,545,277
NBCUniversal Media LLC, 4.375%, 4/1/21	5,630,000	6,209,608
News America, Inc., 4.50%, 2/15/21	620,000	681,452
News America, Inc., 6.90%, 8/15/39	4,090,000	4,909,370
Omnicom Group, Inc., 3.625%, 5/1/22	2,130,000	2,170,536
Qwest Corp., 7.50%, 10/1/14	800,000	892,355
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,138,000	1,217,660
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,797,000	1,976,700
Time Warner Cable, Inc., 6.75%, 7/1/18	7,630,000	9,311,217
Time Warner, Inc., 3.15%, 7/15/15	3,500,000	3,694,404
Time Warner, Inc., 4.875%, 3/15/20	3,450,000	3,892,642
Time Warner, Inc., 3.40%, 6/15/22	1,520,000	1,537,281
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,591,828
Time Warner, Inc., 4.90%, 6/15/42	2,070,000	2,111,594
Viacom, Inc., 4.375%, 9/15/14	3,580,000	3,834,599
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,776,865
Viacom, Inc., 3.125%, 6/15/22	2,630,000	2,641,159
Virgin Media Secured Finance plc, 6.50%, 1/15/18	7,440,000	8,128,200

		121,921,051

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

METALS AND MINING — 0.7%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	$2,580,000	$2,657,423
ArcelorMittal, 9.85%, 6/1/19	1,800,000	2,145,949
ArcelorMittal, 5.25%, 8/5/20	2,710,000	2,603,779
ArcelorMittal, 6.25%, 2/25/22	1,590,000	1,561,148
Barrick North America Finance LLC, 4.40%, 5/30/21	3,250,000	3,512,028
Newmont Mining Corp., 3.50%, 3/15/22	2,240,000	2,217,190
Newmont Mining Corp., 6.25%, 10/1/39	2,640,000	3,018,756
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	1,660,000	1,770,506
Teck Resources Ltd., 5.375%, 10/1/15	1,589,000	1,736,755
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,706,552
Teck Resources Ltd., 3.85%, 8/15/17	800,000	850,473
Vale Overseas Ltd., 5.625%, 9/15/19	5,950,000	6,629,674
Vale Overseas Ltd., 4.625%, 9/15/20	4,470,000	4,701,586
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,019,704

		37,131,523

MULTI-UTILITIES — 1.3%
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	2,331,000	2,624,969
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,264,253
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,155,163
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,071,301
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	5,325,801
Dominion Resources, Inc., 4.90%, 8/1/41	4,820,000	5,477,564
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	1,670,000	2,167,994
Duke Energy Corp., 3.95%, 9/15/14	4,010,000	4,259,229
Duke Energy Corp., 3.55%, 9/15/21	400,000	424,994
Edison International, 3.75%, 9/15/17	2,920,000	3,084,136
Exelon Generation Co. LLC, 5.20%, 10/1/19	3,000,000	3,288,303
FirstEnergy Solutions Corp., 6.05%, 8/15/21	5,220,000	5,747,267
Florida Power Corp., 6.35%, 9/15/37	1,307,000	1,773,004
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,665,837
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,180,000	1,200,650
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	1,600,000	1,812,744
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,682,957
Nisource Finance Corp., 5.25%, 2/15/43	1,580,000	1,610,342
Pacific Gas & Electric Co., 5.80%, 3/1/37	2,247,000	2,806,483
Pacific Gas & Electric Co., 4.45%, 4/15/42	1,130,000	1,192,975
PacifiCorp, 6.00%, 1/15/39	2,340,000	3,090,145
PG&E Corp., 5.75%, 4/1/14	1,030,000	1,108,792
Progress Energy, Inc., 3.15%, 4/1/22	1,940,000	1,963,515
Public Service Company of Colorado, 4.75%, 8/15/41	1,100,000	1,278,113
San Diego Gas & Electric Co., 3.00%, 8/15/21	2,470,000	2,616,572
Sempra Energy, 8.90%, 11/15/13	3,740,000	4,118,047
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,461,765
Sempra Energy, 9.80%, 2/15/19	1,840,000	2,555,015
Southern California Edison Co., 5.625%, 2/1/36	780,000	989,967
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,201,641
Xcel Energy, Inc., 4.80%, 9/15/41	1,210,000	1,361,586

		76,381,124

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	$2,650,000	$3,058,762

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	1,370,000	1,419,806

OIL, GAS AND CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16	4,240,000	4,817,789
Anadarko Petroleum Corp., 6.45%, 9/15/36	3,320,000	3,855,393
Apache Corp., 4.75%, 4/15/43	3,550,000	3,965,765
BP Capital Markets plc, 3.20%, 3/11/16	820,000	873,224
BP Capital Markets plc, 2.25%, 11/1/16	4,290,000	4,424,500
BP Capital Markets plc, 4.50%, 10/1/20	2,260,000	2,550,602
Cenovus Energy, Inc., 4.50%, 9/15/14	2,260,000	2,414,600
ConocoPhillips, 5.75%, 2/1/19	4,200,000	5,132,102
ConocoPhillips Holding Co., 6.95%, 4/15/29	3,089,000	4,253,473
Devon Energy Corp., 1.875%, 5/15/17	1,360,000	1,362,411
Devon Energy Corp., 5.60%, 7/15/41	3,840,000	4,478,511
EOG Resources, Inc., 5.625%, 6/1/19	1,800,000	2,164,169
Hess Corp., 6.00%, 1/15/40	2,100,000	2,340,101
Marathon Petroleum Corp., 3.50%, 3/1/16	2,660,000	2,791,670
Marathon Petroleum Corp., 5.125%, 3/1/21	1,810,000	2,031,513
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,819,900
Nexen, Inc., 6.20%, 7/30/19	2,850,000	3,307,824
Nexen, Inc., 5.875%, 3/10/35	2,815,000	2,833,025
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,301,801
Occidental Petroleum Corp., 1.75%, 2/15/17	2,050,000	2,087,821
Occidental Petroleum Corp., 2.70%, 2/15/23	3,510,000	3,543,219
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,745,900
Peabody Energy Corp., 6.50%, 9/15/20	2,200,000	2,238,500
Pemex Project Funding Master Trust, 6.625%, 6/15/35	2,000,000	2,390,000
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	4,120,000	4,530,154
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	7,580,000	8,213,036
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,181,400
Petroleos Mexicanos, 6.50%, 6/2/41(4)	1,760,000	2,063,600
Phillips 66, 4.30%, 4/1/22(4)	2,630,000	2,774,400
Pioneer Natural Resources Co., 3.95%, 7/15/22	2,620,000	2,633,750
Shell International Finance BV, 6.375%, 12/15/38	10,000	14,223
Southwestern Energy Co., 4.10%, 3/15/22(4)	1,099,000	1,116,986
Suncor Energy, Inc., 6.10%, 6/1/18	3,065,000	3,636,506
Suncor Energy, Inc., 6.85%, 6/1/39	1,650,000	2,083,440
Talisman Energy, Inc., 7.75%, 6/1/19	3,720,000	4,573,204
Total Capital International SA, 1.55%, 6/28/17	1,570,000	1,576,310
Weatherford International Ltd., 4.50%, 4/15/22	3,000,000	3,083,031

		114,203,853

PAPER AND FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	8,100,000	9,421,499
International Paper Co., 4.75%, 2/15/22	3,200,000	3,502,243
International Paper Co., 6.00%, 11/15/41	1,600,000	1,812,798

		14,736,540

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16	$3,820,000	$3,898,994

PHARMACEUTICALS — 0.6%
Abbott Laboratories, 5.30%, 5/27/40	185,000	227,236
AstraZeneca plc, 5.90%, 9/15/17	830,000	998,739
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	8,510,000	8,682,378
Roche Holdings, Inc., 6.00%, 3/1/19(4)	8,173,000	10,186,092
Roche Holdings, Inc., 7.00%, 3/1/39(4)	3,820,000	5,627,758
Sanofi, 4.00%, 3/29/21	2,172,000	2,428,839
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	6,850,000	7,281,968

		35,433,010

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp., 4.625%, 4/1/15	4,400,000	4,660,990
American Tower Corp., 4.70%, 3/15/22	3,370,000	3,469,001
Boston Properties LP, 5.00%, 6/1/15	1,500,000	1,631,082
Boston Properties LP, 3.85%, 2/1/23	2,810,000	2,844,813
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,750,000	1,752,114
Developers Diversified Realty Corp., 4.75%, 4/15/18	7,620,000	7,917,371
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	898,994
HCP, Inc., 3.75%, 2/1/16	3,340,000	3,477,598
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,766,155
Reckson Operating Partnership LP, 7.75%, 3/15/20	3,805,000	4,349,891
Simon Property Group LP, 5.10%, 6/15/15	60,000	65,339
Simon Property Group LP, 5.75%, 12/1/15	4,410,000	4,931,932
UDR, Inc., 4.25%, 6/1/18	2,540,000	2,712,588
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	4,560,000	4,646,964
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	2,230,000	2,291,327
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	730,000	760,234
WEA Finance LLC, 4.625%, 5/10/21(4)	2,040,000	2,161,425

		50,337,818

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	3,340,000	3,902,837
ProLogis LP, 6.875%, 3/15/20	144,000	172,601

		4,075,438

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,574,285
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,637,535
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,520,000	2,756,245
CSX Corp., 5.75%, 3/15/13	1,680,000	1,736,423
CSX Corp., 4.25%, 6/1/21	900,000	985,486
CSX Corp., 4.75%, 5/30/42	2,420,000	2,508,749
Norfolk Southern Corp., 5.75%, 4/1/18	2,400,000	2,851,769
Union Pacific Corp., 2.95%, 1/15/23	1,750,000	1,760,027
Union Pacific Corp., 4.75%, 9/15/41	2,020,000	2,203,079

		21,013,598

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17	$5,123,000	$5,871,614
Oracle Corp., 5.25%, 1/15/16	4,000,000	4,591,412
Oracle Corp., 6.125%, 7/8/39	3,940,000	5,178,917

		15,641,943

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	4,720,000	6,173,491
Lowe's Cos., Inc., 1.625%, 4/15/17	2,090,000	2,108,816
Lowe's Cos., Inc., 4.65%, 4/15/42	2,210,000	2,359,874

		10,642,181

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	2,600,000	2,701,356
Hanesbrands, Inc., 6.375%, 12/15/20	1,280,000	1,353,600
Ltd. Brands, Inc., 6.90%, 7/15/17	1,830,000	2,040,450

		6,095,406

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19	3,535,000	4,920,699
Philip Morris International, Inc., 4.125%, 5/17/21	4,240,000	4,740,082

		9,660,781

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	1,190,000	1,785,414
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,369,658
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	7,070,000	7,572,119
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	2,490,000	3,413,491
Vodafone Group plc, 5.00%, 12/16/13	3,970,000	4,210,257
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,890,419

		22,241,358

TOTAL CORPORATE BONDS (Cost $1,338,633,690)		1,441,007,477

COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 5.1%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 7/1/12	5,000,000	5,206,165
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	2,156,883	2,189,027
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	3,100,000	3,239,709
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	1,609,771	1,625,086
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/12	4,025,000	4,500,008
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/12	4,550,000	4,881,797
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 7/11/12	897,603	897,263

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	$2,655,000	$2,774,714
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	4,890,000	5,053,952
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/12	3,800,000	3,839,317
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/12	6,000,000	6,496,581
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/12	3,254,561	3,336,688
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/15/12	10,935,000	11,649,083
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 7/15/12(4)	2,068,369	1,894,405
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/12	4,550,000	4,545,876
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	4,138,375	4,192,044
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/12	8,700,000	9,394,873
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/12	4,050,000	4,208,313
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/12	12,875,000	13,810,369
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	18,096,000	19,545,263
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,215,000	15,384,923
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	4,100,000	4,270,285
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	13,575,000	14,248,754
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	19,900,000	20,831,539
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/11/12	7,600,000	8,098,066
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/12	2,875,000	3,069,032
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	4,810,157	5,002,679
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	7,600,000	8,256,496
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	5,850,000	5,810,501
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	6,600,000	7,257,769
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/12	15,000,000	16,137,855
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/12	10,900,000	11,867,348
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	3,473,088	3,486,079
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	13,925,000	15,013,427

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	$2,148,906	$2,172,065
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	25,850,000	27,790,275
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 7/1/12	4,614,000	5,016,779

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $281,444,142)		286,994,405

SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	11,310,000	13,707,720
Brazilian Government International Bond, 4.875%, 1/22/21	5,020,000	5,830,730
Brazilian Government International Bond, 5.625%, 1/7/41	2,890,000	3,559,035

		23,097,485

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	246,000	356,786
Province of Ontario Canada, 5.45%, 4/27/16	3,630,000	4,214,430
Province of Ontario Canada, 1.60%, 9/21/16	3,900,000	3,975,929

		8,547,145

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	3,580,000	3,812,700

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	3,090,000	3,485,520

ITALY†
Republic of Italy, 6.875%, 9/27/23	1,920,000	1,976,448

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17	2,435,000	2,845,906
United Mexican States, 5.95%, 3/19/19	9,100,000	11,138,400
United Mexican States, 5.125%, 1/15/20	3,290,000	3,873,975
United Mexican States, 6.05%, 1/11/40	2,810,000	3,638,950
United Mexican States, MTN, 4.75%, 3/8/44	2,260,000	2,440,800

		23,938,031

PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37	1,620,000	2,212,920
Republic of Peru, 5.625%, 11/18/50	2,640,000	3,214,200

		5,427,120

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15	1,260,000	1,335,033
Poland Government International Bond, 5.125%, 4/21/21	2,400,000	2,659,200

		3,994,233

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

		Principal Amount	Value

SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		$3,690,000	$3,914,983
Korea Development Bank, 3.25%, 3/9/16		3,480,000	3,610,785
Korea Development Bank, 4.00%, 9/9/16		2,470,000	2,641,529

			10,167,297

UNITED KINGDOM — 2.3%
Government of United Kingdom, 3.75%, 9/7/21	GBP	52,750,000	97,283,991
Government of United Kingdom, 4.50%, 12/7/42		14,600,000	29,475,739

			126,759,730

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $197,302,895)			211,205,709

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		$2,298,681	1,659,163
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		5,457,414	5,603,264
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.82%, 7/1/12		8,014,620	6,845,010
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36		587,519	579,756
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37		3,621,785	3,639,160
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 7/1/12		5,469,100	5,252,912
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18		1,755,521	1,835,495
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		2,578,504	2,676,127
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		1,557,084	1,566,772
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35		2,719,801	2,603,132
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.70%, 7/1/12		1,699,217	1,555,687
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35		3,315,520	3,325,074
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19		2,275,386	2,301,275
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.06%, 7/1/12		3,676,549	3,359,884
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.72%, 7/1/12		7,497,727	5,767,626
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.66%, 7/1/12		5,000,000	4,965,280
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 7/1/12		5,378,605	5,613,983
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/12		5,350,519	5,419,185
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		2,973,013	3,136,347

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 7/1/12	$3,019,860	$3,096,527
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,990,228	1,972,002
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	379,487	379,460
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	2,595,208	2,633,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	1,599,055	1,603,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	5,827,862	5,964,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 7/1/12	3,875,721	3,847,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	10,593,507	10,513,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	7,442,066	7,305,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	4,357,028	3,995,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	4,460,790	4,485,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	3,078,053	3,007,701
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.28%, 7/1/12	2,295,668	1,960,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 7/1/12	1,212,996	1,141,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	4,789,381	4,786,148
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	4,614,522	4,792,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 7/1/12	6,111,446	6,173,410

		135,364,074

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	1,158,304	1,213,776
FHLMC, Series 2684, Class FP, VRN, 0.74%, 7/15/12	18,056,426	18,117,719
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	1,376,118	1,460,123
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	2,493,626	2,761,791
FHLMC, Series 3397, Class GF, VRN, 0.74%, 7/15/12	4,202,124	4,233,943
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	1,625,635	1,628,559
FNMA, Series 1989-35, Class G, SEQ, 9.50%, 7/25/19	13,639	15,659
FNMA, Series 2006-43, Class FM, VRN, 0.55%, 7/25/12	6,231,735	6,239,987
FNMA, Series 2007-36, Class FB, VRN, 0.65%, 7/25/12	10,420,588	10,482,615

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

GNMA, Series 2007-5, Class FA, VRN, 0.38%, 7/20/12	$10,697,186	$10,692,689

		56,846,861

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $189,795,525)		192,210,935

U.S. GOVERNMENT AGENCY SECURITIES — 1.7%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLB, 1.00%, 6/21/17	6,630,000	6,646,111
FHLMC, 5.00%, 2/16/17	2,000,000	2,377,932
FHLMC, 1.00%, 6/29/17	6,000,000	6,024,840
FHLMC, 4.875%, 6/13/18	4,395,000	5,332,541
FHLMC, 2.375%, 1/13/22	5,400,000	5,558,312
FNMA, 1.625%, 10/26/15	4,250,000	4,405,758

		30,345,494

GOVERNMENT-BACKED CORPORATE BONDS(5) — 1.1%
Ally Financial, Inc., 1.75%, 10/30/12	29,500,000	29,646,379
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	12,059,856
Citigroup Funding, Inc., 1.875%, 11/15/12	21,700,000	21,839,488

		63,545,723

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $91,990,366)		93,891,217

MUNICIPAL SECURITIES — 1.6%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	1,610,000	1,981,185
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	2,874,522
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,327,590
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	2,044,373
California GO, (Building Bonds), 7.55%, 4/1/39	1,250,000	1,625,762
California GO, (Building Bonds), 7.30%, 10/1/39	500,000	627,115
California GO, (Building Bonds), 7.60%, 11/1/40	665,000	861,953
Illinois GO, 5.88%, 3/1/19	5,495,000	6,123,023
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,308,623
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	1,055,000	1,158,052
Illinois GO, (Building Bonds), 7.35%, 7/1/35	920,000	1,069,666
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(6)	7,700,000	7,971,348
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,904,444
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	3,100,000	4,227,873
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	1,900,000	2,525,651

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	$620,000	$766,320
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,266,380
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	1,041,323
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	2,235,000	2,897,320
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,971,255
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,539,089
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	1,880,000	2,762,942
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	2,140,000	3,033,814
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	890,000	1,078,929
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	1,000,000	1,092,090
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,223,625
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,837,452
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,670,227
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,225,980
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	5,195,000	6,556,246
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,891,717
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	3,071,112
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,321,673
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,924,575
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,702,188

TOTAL MUNICIPAL SECURITIES (Cost $75,624,142)		91,505,437

ASSET-BACKED SECURITIES(1) — 0.3%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	7,053,601	7,178,303
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	8,336,354	8,339,674

TOTAL ASSET-BACKED SECURITIES (Cost $15,389,110)		15,517,977

TEMPORARY CASH INVESTMENTS — 3.8%

Crown Point Capital Co. LLC, 0.18%, 7/2/12(4)(7)	100,000,000	99,998,170
Lexington Parker Capital, 0.18%, 7/2/12(4)(7)	93,000,000	92,997,833

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $110,403), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $108,301)		$108,300
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $110,746), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $108,300)		108,299
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $27,579), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $27,075)		27,075
SSgA U.S. Government Money Market Fund	95,813	95,813
U.S. Treasury Bill, 0.13%, 8/30/12(7)	20,000,000	19,998,440

TOTAL TEMPORARY CASH INVESTMENTS (Cost $213,334,189)		213,333,930

TOTAL INVESTMENT SECURITIES — 103.9% (Cost $5,551,180,749)		5,834,590,983

OTHER ASSETS AND LIABILITIES — (3.9)%		(221,017,161)

TOTAL NET ASSETS — 100.0%		$5,613,573,822

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,000,000	EUR for USD	Barclays Bank plc	7/27/12	$1,265,739	$(15,814)
2,000,000	GBP for USD	Barclays Bank plc	7/27/12	3,132,116	(53,816)
1,601,665	GBP for USD	Deutsche Bank	7/27/12	2,508,301	(17,455)
30,000,000	GBP for USD	HSBC Holdings plc	7/27/12	46,981,746	808,254
20,000,000	GBP for USD	UBS AG	7/27/12	31,321,164	527,836
25,670,172	GBP for USD	Westpac Group	7/27/12	40,200,983	682,103
2,000,000	GBP for USD	Westpac Group	7/27/12	3,132,116	(10,076)

				$128,542,165	$1,921,032

(Value on Settlement Date $130,463,197)

Notes to Schedule of Investments

EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)	When-issued security.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $297,585,537, which represented 5.3% of total net assets.

(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.
(7)	The rate indicated is the yield to maturity at purchase.

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,737,286,679	—
U.S. Treasury Securities	—	1,551,637,217	—
Corporate Bonds	—	1,441,007,477	—
Commercial Mortgage-Backed Securities	—	286,994,405	—
Sovereign Governments and Agencies	—	211,205,709	—
Collateralized Mortgage Obligations	—	192,210,935	—
U.S. Government Agency Securities	—	93,891,217	—
Municipal Securities	—	91,505,437	—
Asset-Backed Securities	—	15,517,977	—
Temporary Cash Investments	$95,813	213,238,117	—

Total Value of Investment Securities	$95,813	$5,834,495,170	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$1,921,032	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,551,600,276
Gross tax appreciation of investments	$287,207,428
Gross tax depreciation of investments	(4,216,721)
Net tax appreciation (depreciation) of investments	$282,990,707

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

June 30, 2012

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

CORPORATE BONDS — 84.7%

AEROSPACE AND DEFENSE — 0.2%
L-3 Communications Corp., 6.375%, 10/15/15	$100,000	$102,438
Triumph Group, Inc., 8.00%, 11/15/17	1,200,000	1,314,000

		1,416,438

AIRLINES — 0.5%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	930,332	921,029
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,359,770	1,420,960
United Air Lines, Inc., 9.875%, 8/1/13(1)	444,000	460,095

		2,802,084

AUTO COMPONENTS — 1.9%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	733,250
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)	450,000	505,125
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,700,000	1,759,500
Dana Holding Corp., 6.75%, 2/15/21	750,000	813,750
Delphi Corp., 5.875%, 5/15/19	1,475,000	1,581,937
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	500,000	531,875
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,000,000	1,003,750
Tomkins LLC / Tomkins, Inc., 9.00%, 10/1/18	900,000	1,005,750
TRW Automotive, Inc., 8.875%, 12/1/17(1)	500,000	553,750
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,264,063
Visteon Corp., 6.75%, 4/15/19	810,000	791,775

		10,544,525

AUTOMOBILES — 1.2%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	1,700,000	1,755,250
Ford Motor Co., 7.45%, 7/16/31	1,150,000	1,446,125
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	600,000	638,953
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,000,000	1,225,881
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,000,000	1,101,750
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	170,000	189,599
Jaguar Land Rover plc, 8.125%, 5/15/21(1)	250,000	259,375

		6,616,933

BEVERAGES — 0.1%
Constellation Brands, Inc., 7.25%, 9/1/16	750,000	853,125

BUILDING PRODUCTS — 0.7%
Boise Cascade LLC, 7.125%, 10/15/14	899,000	906,866
Masco Corp., 6.125%, 10/3/16	500,000	534,299
Masco Corp., 5.95%, 3/15/22	1,200,000	1,238,441
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	258,750
USG Corp., 8.375%, 10/15/18(1)	800,000	844,000
USG Corp., 7.875%, 3/30/20(1)	250,000	260,000

		4,042,356

CAPITAL MARKETS — 0.5%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,000,000	1,595,000
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(1)	1,000,000	660,000

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14	$750,000	$785,187

		3,040,187

CHEMICALS — 1.4%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,000,000	1,025,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	250,000	257,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	1,000,000	867,500
Huntsman International LLC, 8.625%, 3/15/21	500,000	566,250
Ineos Finance plc, 9.00%, 5/15/15(1)	1,000,000	1,060,000
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	622,500
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	961,875
LyondellBasell Industries NV, 5.00%, 4/15/19(1)	750,000	790,312
LyondellBasell Industries NV, 6.00%, 11/15/21(1)	750,000	826,875
Momentive Performance Materials, Inc., 9.00%, 1/15/21	1,000,000	762,500

		7,740,312

COMMERCIAL BANKS — 1.8%
LBG Capital No.1 plc, 7.875%, 11/1/20(1)	1,000,000	915,000
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(1)	1,000,000	850,000
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,500,000	1,675,000
Regions Bank, 6.45%, 6/26/37	2,500,000	2,462,500
Regions Financial Corp., 5.75%, 6/15/15	750,000	789,375
Regions Financing Trust II, VRN, 6.625%, 5/15/27	500,000	477,500
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17(2)	2,600,000	1,755,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	1,417,500

		10,341,875

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)	850,000	833,000
Ceridian Corp., 8.875%, 7/15/19	1,100,000	1,141,250
Emergency Medical Services Corp., 8.125%, 6/1/19	1,750,000	1,835,312
Iron Mountain, Inc., 8.375%, 8/15/21	500,000	545,000
Mead Products LLC / ACCO Brands Corp., 6.75%, 4/30/20(1)	250,000	265,000
PHH Corp., 9.25%, 3/1/16	500,000	533,750
ServiceMaster Co., 8.00%, 2/15/20	1,250,000	1,367,188

		6,520,500

COMMUNICATIONS EQUIPMENT — 0.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	751,000	514,435
Avaya, Inc., 7.00%, 4/1/19(1)	1,200,000	1,119,000
CommScope, Inc., 8.25%, 1/15/19(1)	1,000,000	1,062,500
Nokia Oyj, 5.375%, 5/15/19	500,000	394,283
Viasat, Inc., 8.875%, 9/15/16	450,000	483,750

		3,573,968

COMPUTERS AND PERIPHERALS — 0.1%
Seagate Technology HDD Holdings, 6.80%, 10/1/16	650,000	725,563

CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,007,500

CONSTRUCTION MATERIALS — 1.2%
Associated Materials LLC, 9.125%, 11/1/17	500,000	448,750

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Building Materials Corp. of America, 6.75%, 5/1/21(1)	$1,060,000	$1,136,850
Covanta Holding Corp., 7.25%, 12/1/20	800,000	870,992
HD Supply, Inc., 8.125%, 4/15/19(1)	750,000	811,875
Headwaters, Inc., 7.625%, 4/1/19	500,000	493,750
Louisiana-Pacific Corp., 7.50%, 6/1/20(1)	400,000	421,000
Nortek, Inc., 8.50%, 4/15/21	500,000	491,250
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20(1)	1,000,000	1,063,750
Vulcan Materials Co., 7.00%, 6/15/18	800,000	856,000

		6,594,217

CONSUMER FINANCE — 1.2%
CIT Group, Inc., 4.75%, 2/15/15(1)	1,225,000	1,258,687
CIT Group, Inc., 7.00%, 5/2/16(1)	264,000	264,990
CIT Group, Inc., 7.00%, 5/2/17(1)	813,891	816,435
CIT Group, Inc., 5.50%, 2/15/19(1)	1,000,000	1,030,000
Interactive Data Corp., 10.25%, 8/1/18	250,000	279,375
National Money Mart Co., 10.375%, 12/15/16	500,000	553,750
Springleaf Finance Corp., Series 1, MTN, 4.875%, 7/15/12	500,000	500,000
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	500,000	418,750
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	750,000	602,340
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18(1)	1,000,000	1,085,000

		6,809,327

CONTAINERS AND PACKAGING — 2.0%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,063,875
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)	1,300,000	1,387,750
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,000,000	1,055,000
Ball Corp., 7.125%, 9/1/16	950,000	1,039,062
Ball Corp., 5.00%, 3/15/22	750,000	780,938
Berry Plastics Corp., 9.75%, 1/15/21	600,000	655,500
Berry Plastics Corp., VRN, 4.34%, 9/15/12	750,000	738,750
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,105,000
Consolidated Container Co., 10.125%, 7/15/20	250,000	258,750
Crown Americas LLC / Crown Americas Capital Corp. II, 7.625%, 5/15/17	1,000,000	1,085,000
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	1,100,000	1,160,500

		11,330,125

DISTRIBUTORS — 0.1%
McJunkin Red Man Corp., 9.50%, 12/15/16	500,000	542,500

DIVERSIFIED FINANCIAL SERVICES — 3.7%
Ally Financial, Inc., 8.30%, 2/12/15	3,490,000	3,812,825
Ally Financial, Inc., 4.625%, 6/26/15	750,000	755,270
Ally Financial, Inc., 5.50%, 2/15/17	1,500,000	1,525,767
Ally Financial, Inc., 6.25%, 12/1/17	2,400,000	2,538,103
Ally Financial, Inc., 8.00%, 3/15/20	1,000,000	1,155,000
Ally Financial, Inc., 8.00%, 11/1/31	500,000	588,750
BankAmerica Capital II, 8.00%, 12/15/26	900,000	925,020
Citigroup Capital XXI, VRN, 8.30%, 7/18/12	500,000	502,500
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	2,000,000	1,905,000
Fleet Capital Trust II, 7.92%, 12/11/26	750,000	772,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 8.00%, 1/15/18	500,000	533,750

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	$950,000	$1,003,437
Morgan Stanley, 4.20%, 11/20/14	750,000	749,365
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20(1)	500,000	501,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17	1,000,000	1,062,500
UBS AG, MTN, VRN, 7.25%, 2/22/17	1,000,000	974,420
UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,530,000

		20,835,457

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
Cincinnati Bell, Inc., 8.75%, 3/15/18	1,550,000	1,499,625
Frontier Communications Corp., 6.25%, 1/15/13	461,000	472,813
Frontier Communications Corp., 8.25%, 4/15/17	1,000,000	1,080,000
Frontier Communications Corp., 7.125%, 3/15/19	1,325,000	1,344,875
Frontier Communications Corp., 8.50%, 4/15/20	500,000	532,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,067,500
Intelsat Jackson Holdings SA, 11.25%, 6/15/16	436,000	457,800
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	2,610,000	2,753,550
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	750,000	791,250
Intelsat Luxembourg SA, 11.25%, 2/4/17	2,500,000	2,584,375
Level 3 Financing, Inc., 10.00%, 2/1/18	1,000,000	1,087,500
Level 3 Financing, Inc., 8.625%, 7/15/20	2,900,000	3,059,500
Sprint Capital Corp., 6.90%, 5/1/19	2,150,000	2,031,750
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	915,000
Telecom Italia Capital SA, 4.95%, 9/30/14	750,000	746,250
Virgin Media Finance plc, 8.375%, 10/15/19	1,150,000	1,298,063
Windstream Corp., 7.875%, 11/1/17	1,500,000	1,642,500
Windstream Corp., 7.75%, 10/15/20	1,000,000	1,065,000

		24,429,851

ELECTRIC UTILITIES — 1.0%
AES Corp. (The), 9.75%, 4/15/16	500,000	595,000
AES Corp. (The), 8.00%, 10/15/17	2,650,000	3,027,625
Atlantic Power Corp., 9.00%, 11/15/18(1)	1,000,000	1,027,500
Edison Mission Energy, 7.00%, 5/15/17	1,300,000	734,500

		5,384,625

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Jabil Circuit, Inc., 5.625%, 12/15/20	750,000	796,875
NXP BV / NXP Funding LLC, 9.75%, 8/1/18(1)	500,000	572,500
Sanmina-SCI Corp., 7.00%, 5/15/19(1)	2,400,000	2,340,000
Viasystems, Inc., 7.875%, 5/1/19(1)	500,000	501,250

		4,210,625

ENERGY EQUIPMENT AND SERVICES — 0.9%
Basic Energy Services, Inc., 7.75%, 2/15/19	1,950,000	1,881,750
Parker Drilling Co., 9.125%, 4/1/18	500,000	531,250
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,000,000	1,032,500
Pioneer Drilling Co., 9.875%, 3/15/18	775,000	817,625

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

SESI LLC, 6.375%, 5/1/19	$750,000	$789,375

		5,052,500

FOOD AND STAPLES RETAILING — 1.6%
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	1,000,000	1,080,000
Ingles Markets, Inc., 8.875%, 5/15/17	1,000,000	1,093,750
Rite Aid Corp., 7.50%, 3/1/17	1,500,000	1,537,500
Rite Aid Corp., 9.25%, 3/15/20(1)	750,000	753,750
Rite Aid Corp., 9.25%, 3/15/20(1)	750,000	753,750
SUPERVALU, Inc., 8.00%, 5/1/16	2,790,000	2,838,825
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	1,000,000	1,092,500

		9,150,075

FOOD PRODUCTS — 1.1%
Del Monte Corp., 7.625%, 2/15/19	1,100,000	1,115,125
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	250,000	243,750
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	701,250
Michael Foods Group, Inc., 9.75%, 7/15/18	1,603,000	1,767,308
Post Holdings, Inc., 7.375%, 2/15/22(1)	900,000	951,750
Smithfield Foods, Inc., 7.75%, 7/1/17	1,100,000	1,222,375

		6,001,558

GAS UTILITIES — 1.4%
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	750,000	738,750
El Paso Corp., 7.25%, 6/1/18	500,000	579,525
Energy Transfer Equity LP, 7.50%, 10/15/20	1,000,000	1,102,500
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	600,000	627,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	314,912
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	500,000	517,500
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	753,750
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	268,750
Rockies Express Pipeline LLC, 6.25%, 7/15/13(1)	1,000,000	1,032,500
Rockies Express Pipeline LLC, 3.90%, 4/15/15(1)	1,000,000	967,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22(1)	750,000	751,875

		7,654,562

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Alere, Inc., 9.00%, 5/15/16	1,000,000	1,022,500
Biomet, Inc., 10.00%, 10/15/17	600,000	643,875
Biomet, Inc., 11.625%, 10/15/17	1,975,000	2,140,406
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	1,750,000	1,846,250
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19(1)	400,000	366,000

		6,019,031

HEALTH CARE PROVIDERS AND SERVICES — 5.0%
AMERIGROUP Corp., 7.50%, 11/15/19	1,000,000	1,080,000
Apria Healthcare Group, Inc., 11.25%, 11/1/14	500,000	520,000
Capella Healthcare, Inc., 9.25%, 7/1/17	1,100,000	1,144,000
CHS/Community Health Systems, Inc., 8.875%, 7/15/15	281,000	288,728
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,250,000	1,337,500
DaVita, Inc., 6.375%, 11/1/18	650,000	672,750

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

DaVita, Inc., 6.625%, 11/1/20	$250,000	$261,875
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,409,062
Gentiva Health Services, Inc., 11.50%, 9/1/18	1,000,000	875,000
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,616,250
HCA, Inc., 5.75%, 3/15/14	750,000	788,437
HCA, Inc., 6.50%, 2/15/16	1,350,000	1,461,375
HCA, Inc., 8.50%, 4/15/19	1,500,000	1,687,500
HCA, Inc., 7.875%, 2/15/20	110,000	122,650
HCA, Inc., 7.25%, 9/15/20	1,000,000	1,105,000
HCA, Inc., 7.50%, 2/15/22	1,500,000	1,638,750
HCA, Inc., 5.875%, 3/15/22	500,000	523,750
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,322,000
Health Management Associates, Inc., 7.375%, 1/15/20(1)	1,450,000	1,549,687
Healthsouth Corp., 8.125%, 2/15/20	500,000	548,750
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	500,000	497,500
Radiation Therapy Services, Inc., 8.875%, 1/15/17(1)	1,000,000	965,000
Radiation Therapy Services, Inc., 9.875%, 4/15/17	305,000	240,188
Tenet Healthcare Corp., 8.875%, 7/1/19	1,000,000	1,127,500
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,664,000
Universal Health Services, Inc., 7.00%, 10/1/18	1,200,000	1,296,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19	1,050,000	1,065,750

		27,809,002

HOTELS, RESTAURANTS AND LEISURE — 5.0%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18(1)	1,000,000	1,005,000
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14	1,152,000	1,215,360
Ameristar Casinos, Inc., 7.50%, 4/15/21	2,400,000	2,580,000
Boyd Gaming Corp., 9.125%, 12/1/18	750,000	776,250
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	3,250,000	3,562,812
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	2,900,000	1,997,375
Caesars Operating Escrow LLC / Caesars Escrow Corp., 8.50%, 2/15/20(1)	1,000,000	1,010,000
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	500,000	515,000
Chester Downs & Marina LLC, 9.25%, 2/1/20(1)	1,250,000	1,306,250
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16	1,450,000	1,537,000
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	766,500
DineEquity, Inc., 9.50%, 10/30/18	1,000,000	1,100,000
Fiesta Restaurant Group, 8.875%, 8/15/16(1)	250,000	263,750
Marina District Finance Co., Inc., 9.50%, 10/15/15	850,000	828,750
Marina District Finance Co., Inc., 9.875%, 8/15/18	100,000	94,750
MGM Resorts International, 6.75%, 9/1/12	300,000	302,250
MGM Resorts International, 10.375%, 5/15/14	250,000	283,125
MGM Resorts International, 6.625%, 7/15/15	500,000	517,500
MGM Resorts International, 7.625%, 1/15/17	3,650,000	3,786,875
MGM Resorts International, 8.625%, 2/1/19(1)	750,000	806,250
MGM Resorts International, 9.00%, 3/15/20	350,000	390,250
MGM Resorts International, 7.75%, 3/15/22	250,000	258,750
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	750,000	813,750
Station Casinos LLC, 3.66%, 6/18/18(1)	750,000	571,875
Wyndham Worldwide Corp., 5.625%, 3/1/21	500,000	545,730

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	$1,000,000	$1,112,500

		27,947,652

HOUSEHOLD DURABLES — 2.3%
Beazer Homes USA, Inc., 6.875%, 7/15/15	750,000	723,750
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	721,875
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	750,000	718,125
KB Home, 6.25%, 6/15/15	1,800,000	1,791,000
KB Home, 8.00%, 3/15/20	500,000	511,250
Lennar Corp., 6.50%, 4/15/16	500,000	532,500
Lennar Corp., 6.95%, 6/1/18	800,000	858,000
Lennar Corp., Series B, 5.60%, 5/31/15	250,000	263,750
Libbey Glass, Inc., 6.875%, 5/15/20(1)	250,000	258,125
Meritage Homes Corp., 7.00%, 4/1/22(1)	750,000	774,375
Sealy Mattress Co., 10.875%, 4/15/16(1)	847,000	921,121
Standard Pacific Corp., 8.375%, 5/15/18	2,250,000	2,469,375
Taylor Morrison, Inc., 7.75%, 4/15/20(1)	1,500,000	1,571,250
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	754,574

		12,869,070

HOUSEHOLD PRODUCTS — 1.6%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	732,500
Central Garden and Pet Co., 8.25%, 3/1/18	2,520,000	2,538,900
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18(1)	1,000,000	985,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19(1)	400,000	421,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19(1)	750,000	751,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19(1)	975,000	1,060,312
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19(1)	250,000	259,688
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19(1)	1,000,000	1,038,750
Spectrum Brands, Inc., 6.75%, 3/15/20(1)	625,000	647,656
YCC Holdings LLC / Yankee Finance, Inc., PIK, 10.25%, 2/15/16	500,000	511,250

		8,946,931

INDUSTRIAL CONGLOMERATES — 0.8%
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	991,125
Bombardier, Inc., 5.75%, 3/15/22(1)	500,000	500,625
Harland Clarke Holdings Corp., 9.50%, 5/15/15	1,405,000	1,173,175
Harland Clarke Holdings Corp., VRN, 6.00%, 8/15/12	250,000	190,000
Schaeffler Finance BV, 7.75%, 2/15/17(1)	750,000	785,625
SPX Corp., 7.625%, 12/15/14	650,000	718,250

		4,358,800

INSURANCE — 2.8%
Aircastle Ltd., 6.75%, 4/15/17	1,000,000	1,015,000
American General Institutional Capital, Inc., 7.57%, 12/1/45(1)	500,000	503,750
American International Group, Inc., 6.82%, 11/15/37(1)	1,025,000	1,194,261

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

American International Group, Inc., VRN, 8.18%, 5/15/38	$1,000,000	$1,090,000
AXA SA, VRN, 6.46%, 12/14/18(1)	1,000,000	850,000
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	812,000
International Lease Finance Corp., 6.625%, 11/15/13	1,000,000	1,037,500
International Lease Finance Corp., 5.75%, 5/15/16	2,000,000	2,031,600
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,480,500
International Lease Finance Corp., 6.25%, 5/15/19	1,000,000	1,019,000
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	1,950,000	1,745,250
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	1,000,000	903,844
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(1)	1,000,000	922,290

		15,604,995

INTERNET SOFTWARE AND SERVICES — 0.1%
Equinix, Inc., 7.00%, 7/15/21	500,000	551,250
Zayo Group, LLC, 8.125%, 1/1/20(1)	250,000	262,500

		813,750

IT SERVICES — 2.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	1,750,000	1,938,125
First Data Corp., 9.875%, 9/24/15	552,000	561,660
First Data Corp., 11.25%, 3/31/16	1,250,000	1,184,375
First Data Corp., 7.375%, 6/15/19(1)	1,500,000	1,537,500
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,087,500
First Data Corp., 8.25%, 1/15/21(1)	2,749,000	2,762,745
First Data Corp., 12.625%, 1/15/21	1,349,000	1,357,431
SunGard Data Systems, Inc., 10.25%, 8/15/15	600,000	619,500
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000,000	1,077,500

		12,126,336

MACHINERY — 0.7%
Case New Holand, Inc., 7.875%, 12/1/17	1,250,000	1,450,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	750,000	787,500
Navistar International Corp., 8.25%, 11/1/21	404,000	389,355
Oshkosh Corp., 8.25%, 3/1/17	850,000	935,000
Oshkosh Corp., 8.50%, 3/1/20	100,000	111,500
Terex Corp., 6.50%, 4/1/20	250,000	253,750

		3,927,105

MARINE — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	430,000

MEDIA — 8.7%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,085,000
AMC Networks, Inc., 7.75%, 7/15/21(1)	200,000	221,500
Cablevision Systems Corp., 8.625%, 9/15/17	1,500,000	1,680,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	35,000	38,325
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	1,000,000	1,092,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	2,650,000	2,875,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	500,000	551,875
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)	1,129,000	863,685
Cenveo Corp., 7.875%, 12/1/13	947,000	949,367

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17(1)	$750,000	$811,875
Clear Channel Communications, Inc., 10.75%, 8/1/16	1,750,000	1,111,250
Clear Channel Communications, Inc., 9.00%, 3/1/21	500,000	437,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	100,000	109,250
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	1,400,000	1,533,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20(1)	125,000	120,313
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20(1)	875,000	859,687
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	1,000,000	910,000
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)	500,000	457,500
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	492,500
CSC Holdings LLC, 6.75%, 11/15/21(1)	1,000,000	1,070,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,100,000	1,042,250
DISH DBS Corp., 7.125%, 2/1/16	1,750,000	1,929,375
DISH DBS Corp., 6.75%, 6/1/21	1,600,000	1,736,000
Gray Television, Inc., 10.50%, 6/29/15	1,000,000	1,045,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	250,000	283,750
Lamar Media Corp., 7.875%, 4/15/18	300,000	331,500
Lamar Media Corp., 5.875%, 2/1/22(1)	1,000,000	1,030,000
McClatchy Co. (The), 11.50%, 2/15/17	500,000	521,250
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	750,000	774,375
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	511,250
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	750,000	826,875
Nara Cable Funding Ltd., 8.875%, 12/1/18(1)	1,000,000	865,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17	1,200,000	1,273,500
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	487,000	556,398
PAETEC Holding Corp., 8.875%, 6/30/17	750,000	811,875
RR Donnelley & Sons Co., 7.25%, 5/15/18	1,250,000	1,196,875
RR Donnelley & Sons Co., 8.25%, 3/15/19	850,000	837,250
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,250,000	1,343,750
Salem Communications Corp., 9.625%, 12/15/16	245,000	271,644
SBA Telecommunications, Inc., 8.25%, 8/15/19	650,000	715,000
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)	950,000	1,054,500
Sinclair Television Group, Inc., 8.375%, 10/15/18	1,000,000	1,095,000
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)	930,000	1,050,900
Sirius XM Radio, Inc., 9.75%, 9/1/15(1)	500,000	532,500
Univision Communications, Inc., 6.875%, 5/15/19(1)	750,000	776,250
Univision Communications, Inc., 8.50%, 5/15/21(1)	600,000	607,500
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	512,500
Valassis Communications, Inc., 6.625%, 2/1/21	1,000,000	975,000
Videotron Ltee, 9.125%, 4/15/18	500,000	550,000
Videotron Ltee, 5.00%, 7/15/22(1)	750,000	765,000
Visant Corp., 10.00%, 10/1/17	1,250,000	1,246,875
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,000,000	1,625,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,000,000	880,000
WMG Acquisition Corp., 9.50%, 6/15/16	2,000,000	2,190,000

		49,034,319

METALS AND MINING — 1.2%
AK Steel Corp., 7.625%, 5/15/20	500,000	425,000
Aleris International, Inc., 7.625%, 2/15/18	700,000	714,000
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 7/15/19(1)	500,000	521,250

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FMG Resources Pty Ltd., 6.875%, 2/1/18(1)	$1,000,000	$1,013,750
FMG Resources Pty Ltd., 8.25%, 11/1/19(1)	1,000,000	1,065,000
Inmet Mining Corp., 8.75%, 6/1/20(1)	700,000	696,500
Novelis, Inc., 8.375%, 12/15/17	1,000,000	1,075,000
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	430,000
United States Steel Corp., 7.375%, 4/1/20	500,000	485,000
Vulcan Materials Co., 6.50%, 12/1/16	500,000	528,750

		6,954,250

MULTI-UTILITIES — 3.0%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	600,000	651,000
Calpine Corp., 7.25%, 10/15/17(1)	925,000	999,000
Calpine Corp., 7.875%, 7/31/20(1)	500,000	553,750
Calpine Corp., 7.50%, 2/15/21(1)	1,500,000	1,627,500
Energy Future Holdings Corp., 10.00%, 7/15/12	1,000,000	1,072,500
Energy Future Holdings Corp., 10.875%, 11/1/17	393,000	335,032
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,158,780
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/1/22(1)	500,000	513,750
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	1,987,500
Ipalco Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,017,500
NRG Energy, Inc., 7.625%, 1/15/18	2,395,000	2,490,800
NRG Energy, Inc., 7.625%, 5/15/19	2,400,000	2,442,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15	1,000,000	262,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)	1,000,000	687,500

		16,799,112

MULTILINE RETAIL — 0.3%
J.C. Penney Corp., Inc., 7.65%, 8/15/16	750,000	760,313
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	455,625
Macy's Retail Holdings, Inc., 6.375%, 3/15/37	250,000	296,706

		1,512,644

OFFICE ELECTRONICS — 0.2%
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	1,000,000	1,090,000

OIL, GAS AND CONSUMABLE FUELS — 7.5%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	857,500
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,000,000	1,022,500
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	750,000	757,500
Antero Resources Finance Corp., 7.25%, 8/1/19	1,000,000	1,040,000
Arch Coal, Inc., 8.75%, 8/1/16	500,000	480,000
Arch Coal, Inc., 7.00%, 6/15/19	500,000	425,000
Arch Coal, Inc., 7.25%, 10/1/20	600,000	510,000
Bill Barrett Corp., 9.875%, 7/15/16	2,000,000	2,220,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19	100,000	100,750
Chesapeake Energy Corp., 7.625%, 7/15/13	250,000	259,063
Chesapeake Energy Corp., 9.50%, 2/15/15	750,000	811,875
Chesapeake Energy Corp., 6.625%, 8/15/20	1,450,000	1,442,750

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)	$955,000	$864,275
Concho Resources, Inc., 5.50%, 10/1/22	1,000,000	991,250
Consol Energy, Inc., 8.00%, 4/1/17	1,700,000	1,772,250
Continental Resources, Inc., 5.00%, 9/15/22(1)	750,000	762,187
Denbury Resources, Inc., 8.25%, 2/15/20	896,000	985,600
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	104,500
Encore Acquisition Co., 9.50%, 5/1/16	750,000	823,125
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	537,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	950,000	964,250
Forest Oil Corp., 8.50%, 2/15/14	900,000	940,500
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18	1,000,000	1,035,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19(1)	1,250,000	1,243,750
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,623,750
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	513,125
Newfield Exploration Co., 5.625%, 7/1/24	950,000	972,562
Peabody Energy Corp., 7.375%, 11/1/16	500,000	552,500
Peabody Energy Corp., 6.00%, 11/15/18(1)	1,760,000	1,760,000
Peabody Energy Corp., 6.50%, 9/15/20	100,000	101,750
Pioneer Natural Resources Co., 6.65%, 3/15/17	500,000	581,568
Plains Exploration & Production Co., 8.625%, 10/15/19	730,000	809,387
Plains Exploration & Production Co., 6.625%, 5/1/21	1,000,000	1,015,000
Plains Exploration & Production Co., 6.75%, 2/1/22	900,000	922,500
Quicksilver Resources, Inc., 8.25%, 8/1/15	500,000	470,000
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,050,000
Range Resources Corp., 5.00%, 8/15/22	250,000	247,188
Sabine Pass LNG LP, 7.25%, 11/30/13	1,550,000	1,612,000
Sabine Pass LNG LP, 7.50%, 11/30/16	2,000,000	2,110,000
Samson Investment Co., 9.75%, 2/15/20(1)	1,000,000	996,250
SandRidge Energy, Inc., 7.50%, 3/15/21	2,250,000	2,233,125
SM Energy Co., 6.50%, 1/1/23(1)	250,000	252,188
Stone Energy Corp., 8.625%, 2/1/17	750,000	765,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	350,000	365,750
Venoco, Inc., 8.875%, 2/15/19	1,450,000	1,326,750
WPX Energy, Inc., 5.25%, 1/15/17(1)	1,000,000	1,017,500

		42,249,018

PAPER AND FOREST PRODUCTS — 0.6%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)	500,000	552,037
NewPage Corp., 11.375%, 12/31/14(2)(3)	500,000	327,500
Resolute Forest Products, 10.25%, 10/15/18	344,000	383,560
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)(4)	500,000	508,125
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,425,000
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	500,000	200,000

		3,396,222

PERSONAL PRODUCTS — 0.3%
Elizabeth Arden, Inc., 7.375%, 3/15/21	1,500,000	1,653,750

PHARMACEUTICALS — 1.0%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	950,000	1,037,875
Mylan, Inc., 6.00%, 11/15/18(1)	1,000,000	1,057,500

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)	$650,000	$682,500
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)	1,000,000	1,038,750
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)	500,000	507,500
Valeant Pharmaceuticals International, 6.75%, 8/15/21(1)	250,000	246,250
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,000,000	1,077,500

		5,647,875

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
Host Hotels & Resorts LP, 6.75%, 6/1/16	1,000,000	1,030,000
Host Hotels & Resorts LP, 5.875%, 6/15/19	600,000	651,000
iStar Financial, Inc., 5.95%, 10/15/13	750,000	732,188
iStar Financial, Inc., 9.00%, 6/1/17(1)	100,000	98,500
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,571,250
Omega Healthcare Investors, Inc., 5.875%, 3/15/24(1)	250,000	251,250
Reckson Operating Partnership LP, 7.75%, 3/15/20	750,000	857,403
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18	1,500,000	1,642,500
Weyerhaeuser Co., 7.375%, 3/15/32	750,000	840,790

		7,674,881

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	800,000	912,000
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	800,000	852,000
Realogy Corp., 11.50%, 4/15/17	750,000	714,375
Realogy Corp., 7.875%, 2/15/19(1)	500,000	491,250

		2,969,625

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	1,680,000	1,831,200
Freescale Semiconductor, Inc., 8.875%, 12/15/14	94,000	97,055
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)	163,000	178,893
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)	750,000	806,250
Freescale Semiconductor, Inc., 8.05%, 2/1/20	1,500,000	1,488,750
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18	1,000,000	1,097,500
MEMC Electronic Materials, Inc., 7.75%, 4/1/19	1,000,000	795,000

		6,294,648

SOFTWARE — 0.3%
Lawson Software, Inc., 9.375%, 4/1/19(1)	850,000	911,625
Sabre, Inc., 8.50%, 5/15/19(1)	750,000	763,125

		1,674,750

SPECIALTY RETAIL — 2.9%
Asbury Automotive Group, Inc., 7.625%, 3/15/17	250,000	259,375
Asbury Automotive Group, Inc., 8.375%, 11/15/20	250,000	273,750
Ashtead Capital Inc., 6.50%, 7/15/22	250,000	250,000
Ashtead Capital, Inc., 9.00%, 8/15/16(1)	750,000	780,937
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	800,000	880,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	1,000,000	1,077,500
Hertz Corp. (The), 6.75%, 4/15/19	500,000	522,500

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Hertz Corp. (The), 7.375%, 1/15/21	$1,350,000	$1,451,250
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	530,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,097,500
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	749,000
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,100,000	1,201,750
Sonic Automotive, Inc., 9.00%, 3/15/18	250,000	273,125
Sonic Automotive, Inc., 7.00%, 7/15/22(1)	800,000	832,000
Stewart Enterprises, Inc., 6.50%, 4/15/19	600,000	621,000
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)	200,000	199,000
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,097,500
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	941,625
United Rentals (North America), Inc., 8.375%, 9/15/20	1,500,000	1,586,250
UR Financing Escrow Corp., 5.75%, 7/15/18(1)	1,000,000	1,042,500
UR Financing Escrow Corp., 7.375%, 5/15/20(1)	250,000	261,875
UR Financing Escrow Corp., 7.625%, 4/15/22(1)	250,000	262,500

		16,190,937

TEXTILES, APPAREL AND LUXURY GOODS — 1.9%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	1,250,000	1,331,250
Fifth & Pacific Cos., Inc., 10.50%, 4/15/19(1)	100,000	111,750
Gymboree Corp., 9.125%, 12/1/18	1,500,000	1,398,750
Hanesbrands, Inc., 8.00%, 12/15/16	500,000	553,125
Hanesbrands, Inc., 6.375%, 12/15/20	1,250,000	1,321,875
Ltd. Brands, Inc., 6.90%, 7/15/17	1,000,000	1,115,000
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	557,500
Ltd. Brands, Inc., 6.625%, 4/1/21	750,000	823,125
Ltd. Brands, Inc., 5.625%, 2/15/22	1,500,000	1,552,500
Phillips-Van Heusen Corp., 7.375%, 5/15/20	200,000	222,500
Polymer Group, Inc., 7.75%, 2/1/19	1,360,000	1,443,300

		10,430,675

TRANSPORTATION INFRASTRUCTURE — 0.2%
CEVA Group plc, 8.375%, 12/1/17(1)	500,000	487,500
CEVA Group plc, 12.75%, 3/31/20(1)	500,000	448,750

		936,250

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Cricket Communications, Inc., 7.75%, 10/15/20	2,310,000	2,217,600
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,000,000	1,042,500
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,000,000	987,500
Nextel Communications, Inc., 7.375%, 8/1/15	3,300,000	3,320,625
NII Capital Corp., 7.625%, 4/1/21	500,000	431,250
Sprint Nextel Corp., 6.00%, 12/1/16	1,230,000	1,183,875
Sprint Nextel Corp., 9.125%, 3/1/17(1)	250,000	263,125
Sprint Nextel Corp., 9.00%, 11/15/18(1)	1,000,000	1,120,000
Sprint Nextel Corp., 7.00%, 3/1/20(1)	1,100,000	1,146,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	249,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	677,768

		12,640,868

TOTAL CORPORATE BONDS (Cost $461,444,891)		475,223,284

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

EXCHANGE-TRADED FUNDS — 7.1%

iShares iBoxx $ High Yield Corporate Bond Fund	255,600	$23,315,832
SPDR Barclays Capital High Yield Bond ETF	425,000	16,770,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $39,006,145)		40,086,332

COMMON STOCKS — 0.3%

BUILDING PRODUCTS†
Nortek, Inc.(2)	650	32,526

COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(2)	9,111	324,716

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts Holding Co.(2)	10,800	602,964

MEDIA — 0.1%
Charter Communications, Inc., Class A(2)	6,913	489,924

TOTAL COMMON STOCKS (Cost $2,016,409)		1,450,130

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.2%

Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B SEQ, 5.25%, 12/10/46	$119,663	120,267
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	800,000	794,599

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $886,413)		914,866

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	155,920

TEMPORARY CASH INVESTMENTS — 5.6%
Lexington Parker Capital, 0.18%, 7/2/12(1)(6)	15,000,000	14,999,651
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $5,340,931), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $5,239,214)		5,239,170
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $5,357,534), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $5,239,214)		5,239,170
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $1,334,201), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $1,309,799)		1,309,792

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

SSgA U.S. Government Money Market Fund	4,682,336	$4,682,336

TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,470,393)		31,470,119

TOTAL INVESTMENT SECURITIES — 97.9% (Cost $534,988,532)		549,300,651

OTHER ASSETS AND LIABILITIES — 2.1%		11,731,567

TOTAL NET ASSETS — 100.0%		$561,032,218

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

2,602,800	CHF for EUR	UBS AG	7/27/12	$2,743,743	$(37,918)
611,922	EUR for CHF	Deutsche Bank	7/27/12	774,534	4,950
1,057,904	EUR for SEK	Deutsche Bank	7/27/12	1,339,030	22,257
1,030,946	EUR for SEK	UBS AG	7/27/12	1,304,909	9,422
9,105,400	SEK for EUR	UBS AG	7/27/12	1,315,127	52,155
600	AUD for USD	Barclays Bank plc	7/27/12	613	10
290,600	AUD for USD	Westpac Group	7/27/12	296,754	(1,431)
168,900	CAD for USD	Barclays Bank plc	7/27/12	165,810	1,215
3,170,500	CAD for USD	Barclays Bank plc	7/27/12	3,112,501	(92,582)
19,400	CHF for USD	Barclays Bank plc	7/27/12	20,451	297
43,400	CHF for USD	HSBC Holdings plc	7/27/12	45,750	(2,106)
170,200	EUR for USD	Barclays Bank plc	7/27/12	215,429	2,691
27,100	EUR for USD	HSBC Holdings plc	7/27/12	34,302	(1,583)
36,300	EUR for USD	Westpac Group	7/27/12	45,946	144
22,900	GBP for USD	Barclays Bank plc	7/27/12	35,863	616
25,500	GBP for USD	HSBC Holdings plc	7/27/12	39,934	(1,412)
17,200	GBP for USD	Westpac Group	7/27/12	26,936	87
29,284,500	JPY for USD	Barclays Bank plc	7/27/12	366,479	(8,138)
14,463,000	JPY for USD	HSBC Holdings plc	7/27/12	180,996	509
2,218,159,005	KRW for USD	HSBC Holdings plc	7/27/12	1,934,507	(6,394)
276,900	NOK for USD	Barclays Bank plc	7/27/12	46,508	730
9,464,199	NOK for USD	Deutsche Bank	7/27/12	1,589,617	(54,044)
473,700	NZD for USD	Westpac Group	7/27/12	378,575	(8,507)
367,200	SEK for USD	Barclays Bank plc	7/27/12	53,036	990
12,852,500	SEK for USD	Barclays Bank plc	7/27/12	1,856,335	(39,007)
1,063,400	SGD for USD	HSBC Holdings plc	7/27/12	839,466	(11,254)
14,533,500	TWD for USD	HSBC Holdings plc	7/27/12	487,387	(6,781)

				$19,250,538	$(175,084)

(Value on Settlement Date $19,425,622)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

2,168,386	EUR for CHF	UBS AG	7/27/12	$2,744,611	$37,050
734,600	CHF for EUR	Deutsche Bank	7/27/12	774,379	(4,796)
9,275,700	SEK for EUR	Deutsche Bank	7/27/12	1,339,724	(22,951)
9,228,000	SEK for EUR	UBS AG	7/27/12	1,332,835	(37,347)
1,008,127	EUR for SEK	UBS AG	7/27/12	1,276,025	(13,053)

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

9,800	AUD for USD	Barclays Bank plc	7/27/12	$10,008	$(518)
4,600	AUD for USD	HSBC Holdings plc	7/27/12	4,697	17
129,200	CAD for USD	Barclays Bank plc	7/27/12	126,836	(2,780)
69,500	CAD for USD	HSBC Holdings plc	7/27/12	68,229	2,172
90,200	CAD for USD	Westpac Group	7/27/12	88,550	(522)
132,600	CHF for USD	Barclays Bank plc	7/27/12	139,780	(1,649)
1,428,900	CHF for USD	UBS AG	7/27/12	1,506,275	54,298
158,300	EUR for USD	Barclays Bank plc	7/27/12	200,366	(2,889)
969,404	EUR for USD	Barclays Bank plc	7/27/12	1,227,013	45,960
34,400	GBP for USD	Barclays Bank plc	7/27/12	53,872	(309)
643,700	GBP for USD	Deutsche Bank	7/27/12	1,008,072	16,911
21,983,000	JPY for USD	Barclays Bank plc	7/27/12	275,105	652
296,601,800	JPY for USD	Barclays Bank plc	7/27/12	3,711,808	(33,528)
55,676,200	JPY for USD	Westpac Group	7/27/12	696,757	10,691
257,300	NOK for USD	Barclays Bank plc	7/27/12	43,216	(1,015)
231,400	NOK for USD	HSBC Holdings plc	7/27/12	38,866	1,476
10,400	NZD for USD	Barclays Bank plc	7/27/12	8,312	(457)
1,700	NZD for USD	Barclays Bank plc	7/27/12	1,359	(15)
5,300	NZD for USD	HSBC Holdings plc	7/27/12	4,236	63
286,400	SEK for USD	Barclays Bank plc	7/27/12	41,366	(1,546)
184,900	SEK for USD	HSBC Holdings plc	7/27/12	26,706	702

				$16,749,003	$46,617

(Value on Settlement Date $16,795,620)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America High Yield 14 Index	$5,760,000	Sell*	5.00%	6/20/15	$(110,101)	$240,637	$130,536
Barclays Bank plc/CDX North America High Yield 11 Index	1,660,000	Sell*	5.00	12/20/13	(112,477)	165,831	53,354

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

Barclays Bank plc/Community Health Systems, Inc.	1,400,000	Sell*	5.00	12/20/12	22,065	5,636	27,701

					$(200,513)	$412,104	$211,591

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SPDR	-	Standard & Poor's Depositary Receipts
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $147,240,880, which represented 26.2% of total net assets. None of these securities were considered illiquid.

(2)	Non-income producing.

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

(3)	Security is in default.
(4)	When-issued security.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

High-Yield - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Corporate Bonds	—	$475,223,284	—
Exchange-Traded Funds	$40,086,332	—	—
Common Stocks	1,450,130	—	—
Commercial Mortgage-Backed Securities	—	914,866	—
Preferred Stocks	—	155,920	—
Temporary Cash Investments	4,682,336	26,787,783	—

Total Value of Investment Securities	$46,218,798	$503,081,853	—

Other Financial Instruments
Swap Agreements	—	$412,104	—
Forward Foreign Currency Exchange Contracts	—	(128,467)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$283,637	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$535,149,449
Gross tax appreciation of investments	$23,403,122
Gross tax depreciation of investments	(9,251,920)
Net tax appreciation (depreciation) of investments	$14,151,202

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

June 30, 2012

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 86.5%

U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13	$38,363,938	$39,320,044
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	65,185,173	67,731,502
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	58,251,671	60,185,802
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	52,105,340	55,256,097
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	55,547,273	59,079,746
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	30,629,180	31,832,814
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	44,238,590	48,161,314
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	22,621,983	25,055,611
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	49,042,097	51,103,385
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	21,682,396	24,848,373
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	26,035,110	30,078,701
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	37,986,375	40,146,850
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	18,800,654	22,363,960

TOTAL U.S. TREASURY SECURITIES (Cost $547,505,556)		555,164,199

CORPORATE BONDS — 9.0%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 6.375%, 10/15/15	100,000	102,439
L-3 Communications Corp., 5.20%, 10/15/19	200,000	219,578

		322,017

AUTOMOBILES — 0.4%
American Honda Finance Corp., 1.85%, 9/19/14(2)	500,000	506,656
Daimler Finance North America LLC, VRN, 1.67%, 9/13/12(2)	500,000	503,134
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	330,000	331,326
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	930,000	1,013,249
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	319,476

		2,673,841

CHEMICALS — 0.3%
Ashland, Inc., 9.125%, 6/1/17	930,000	1,027,650
CF Industries, Inc., 6.875%, 5/1/18	865,000	1,028,269
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	205,000

		2,260,919

COMMERCIAL BANKS — 0.3%
Capital One Financial Corp., 2.125%, 7/15/14	650,000	655,923
Fifth Third Bancorp, 6.25%, 5/1/13	300,000	312,523
PNC Funding Corp., 3.625%, 2/8/15	140,000	148,807
Royal Bank of Canada, 1.45%, 10/30/14	700,000	709,364

		1,826,617

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	400,000	435,000

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.625%, 12/9/14	600,000	614,930

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

CONSUMER FINANCE — 0.2%
Capital One Bank USA N.A., 8.80%, 7/15/19	$330,000	$416,383
Credit Suisse (New York), 5.50%, 5/1/14	390,000	413,673
SLM Corp., MTN, 5.00%, 10/1/13	430,000	445,050

		1,275,106

CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16	930,000	1,017,188
Ball Corp., 6.75%, 9/15/20	340,000	375,700

		1,392,888

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Ally Financial, Inc., 8.30%, 2/12/15	950,000	1,037,875
Bank of America Corp., 6.50%, 8/1/16	390,000	428,812
Citigroup, Inc., 6.01%, 1/15/15	650,000	698,868
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	200,000	211,250

		2,376,805

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CenturyLink, Inc., Series L, 7.875%, 8/15/12	520,000	523,679
Cincinnati Bell, Inc., 8.25%, 10/15/17	860,000	898,700
Frontier Communications Corp., 6.25%, 1/15/13	550,000	564,094
Telefonica Emisiones SAU, 5.88%, 7/15/19	340,000	304,701
Virgin Media Finance plc, 9.50%, 8/15/16	83,000	92,960
Virgin Media Finance plc, 8.375%, 10/15/19	875,000	987,656
Windstream Corp., 7.875%, 11/1/17	430,000	470,850

		3,842,640

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16	450,000	535,500
AES Corp. (The), 8.00%, 10/15/17	400,000	457,000

		992,500

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15	665,000	687,207
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	538,150

		1,225,357

ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19	180,000	235,009

FOOD AND STAPLES RETAILING†
Dollar General Corp., 4.125%, 7/15/17(3)	200,000	203,750

FOOD PRODUCTS — 0.3%
Del Monte Corp., 7.625%, 2/15/19	850,000	861,688
TreeHouse Foods, Inc., 7.75%, 3/1/18	850,000	923,312

		1,785,000

GAS UTILITIES — 0.3%
El Paso Corp., 7.25%, 6/1/18	200,000	231,810

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	$400,000	$418,000
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	324,175
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	800,000	854,000
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	449,539

		2,277,524

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
DaVita, Inc., 6.375%, 11/1/18	840,000	869,400
Express Scripts, Inc., 6.25%, 6/15/14	335,000	366,490
HCA, Inc., 7.875%, 2/15/20	600,000	669,000
HCA, Inc., 7.69%, 6/15/25	100,000	96,750
Medco Health Solutions, Inc., 6.125%, 3/15/13	712,000	738,066
Universal Health Services, Inc., 7.125%, 6/30/16	520,000	582,400

		3,322,106

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16	3,000	3,342
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	400,000	442,000

		445,342

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	330,000	361,350

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(2)	930,000	931,163

INSURANCE — 0.3%
International Lease Finance Corp., 4.875%, 4/1/15	930,000	935,315
Lincoln National Corp., 6.25%, 2/15/20	120,000	136,087
MetLife, Inc., 6.75%, 6/1/16	300,000	352,211
Prudential Financial, Inc., 7.375%, 6/15/19	230,000	281,261

		1,704,874

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(2)	930,000	950,925

MEDIA — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	1,007,400
Comcast Corp., 5.90%, 3/15/16	250,000	288,253
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	250,000	268,529
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	421,525
Discovery Communications LLC, 3.70%, 6/1/15	500,000	534,636
DISH DBS Corp., 7.125%, 2/1/16	950,000	1,047,375
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	730,000	828,550
Lamar Media Corp., 9.75%, 4/1/14	170,000	191,250
Lamar Media Corp., 7.875%, 4/15/18	180,000	198,900
SBA Telecommunications, Inc., 8.25%, 8/15/19	195,000	214,500
Time Warner, Inc., 3.15%, 7/15/15	750,000	791,658
Viacom, Inc., 4.375%, 9/15/14	500,000	535,558
Virgin Media Secured Finance plc, 6.50%, 1/15/18	400,000	437,000

		6,765,134

METALS AND MINING — 0.3%
ArcelorMittal, 3.75%, 2/25/15	400,000	405,777

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Barrick Gold Corp., 2.90%, 5/30/16	$470,000	$493,643
FMG Resources Pty Ltd., 7.00%, 11/1/15(2)	500,000	512,500
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	560,837

		1,972,757

MULTI-UTILITIES — 0.5%
Calpine Corp., 7.25%, 10/15/17(2)	920,000	993,600
CMS Energy Corp., 4.25%, 9/30/15	160,000	167,174
CMS Energy Corp., 8.75%, 6/15/19	615,000	762,122
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	160,000	181,274
NRG Energy, Inc., 7.625%, 1/15/18	700,000	728,000
Pacific Gas & Electric Co., 6.25%, 12/1/13	180,000	193,719
PG&E Corp., 5.75%, 4/1/14	70,000	75,355
Sempra Energy, 6.50%, 6/1/16	130,000	153,124

		3,254,368

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	370,000	427,073

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 5.75%, 6/15/14	350,000	376,394
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	431,783
Arch Coal, Inc., 7.25%, 10/1/20	250,000	212,500
Cenovus Energy, Inc., 4.50%, 9/15/14	650,000	694,465
Chesapeake Energy Corp., 6.125%, 2/15/21	400,000	389,000
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	888,250
Newfield Exploration Co., 6.875%, 2/1/20	500,000	535,000
Peabody Energy Corp., 6.50%, 9/15/20	835,000	849,612
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	290,375
SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	261,875

		4,929,254

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 8.25%, 5/1/16(2)	500,000	552,037

PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21	790,000	870,975

PHARMACEUTICALS — 0.4%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	845,000	919,994
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)	895,000	939,750
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	500,000	531,530

		2,391,274

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	600,000	635,589
Simon Property Group LP, 5.75%, 12/1/15	400,000	447,341

		1,082,930

ROAD AND RAIL — 0.1%
Union Pacific Corp., 4.875%, 1/15/15	400,000	436,030

SPECIALTY RETAIL — 0.1%
Rent-A-Center, Inc., 6.625%, 11/15/20	600,000	642,000

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
Gap, Inc. (The), 5.95%, 4/12/21	$210,000	$218,186
Hanesbrands, Inc., 8.00%, 12/15/16	300,000	331,875
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	412,425
Ltd. Brands, Inc., 6.90%, 7/15/17	430,000	479,450
Polymer Group, Inc., 7.75%, 2/1/19	850,000	902,063

		2,343,999

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	500,000	535,511

TOTAL CORPORATE BONDS (Cost $55,183,767)		57,659,005

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.9%

ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	398,329	414,544
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	450,604	462,646
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.82%, 8/25/12	751,371	641,720
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 8/25/12	1,320,897	1,140,437
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	315,682	311,510
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 8/25/12	1,025,456	984,921
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	404,513	409,116
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.72%, 8/25/12	1,069,088	822,396
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	683,301	718,456
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 8/18/12	790,971	825,586
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	882,483	929,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,110,825	1,100,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	308,333	308,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	645,536	655,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 8/25/12	1,614,118	1,630,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,445,596	1,434,646
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,464,407	1,430,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.41%, 8/25/12	808,664	760,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 8/25/12	1,473,604	1,279,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,064,307	1,063,588

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	$642,737	$667,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 8/25/12	758,662	766,354

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,644,166)		18,759,676

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.7%

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 8/15/12	725,000	785,004
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 7/15/12(2)	275,782	252,587
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 8/10/12	550,000	549,501
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 8/10/12	675,000	692,314
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 8/10/12	700,000	755,909
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	500,000	540,044
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,250,000	1,352,877
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/15/12	1,560,000	1,662,235
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/15/12	350,000	373,621
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,374,331	1,429,337
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	700,000	695,274
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/15/12	407,000	437,874
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/15/12	825,000	898,217
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 8/15/12	450,000	489,283

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,800,334)		10,914,077

TEMPORARY CASH INVESTMENTS — 0.1%

BNP Paribas Finance, Inc., 0.12%, 7/2/12(5) (Cost $608,998)	609,000	608,993

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $632,742,821)	643,105,950

OTHER ASSETS AND LIABILITIES — (0.2)%	(1,344,944)

TOTAL NET ASSETS — 100.0%	$641,761,006

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

2,150,300	CHF for EUR	UBS AG	7/27/12	$2,266,739	$(31,326)
553,195	EUR for CHF	Deutsche Bank	7/27/12	700,202	4,475
924,455	EUR for SEK	UBS AG	7/27/12	1,170,119	8,449
921,282	EUR for SEK	Deutsche Bank	7/27/12	1,166,103	19,382
8,286,100	SEK for EUR	UBS AG	7/27/12	1,196,793	47,462
24,400	AUD for USD	Barclays Bank plc	7/27/12	24,917	1,290
226,500	AUD for USD	Westpac Group	7/27/12	231,296	(1,115)
2,551,700	CAD for USD	Barclays Bank plc	7/27/12	2,505,021	(74,512)
149,700	CAD for USD	Barclays Bank plc	7/27/12	146,962	3,222
1,900	CHF for USD	Barclays Bank plc	7/27/12	2,003	29
7,800	GBP for USD	Barclays Bank plc	7/27/12	12,215	70
8,491,900	JPY for USD	Barclays Bank plc	7/27/12	106,271	(2,360)
2,020,604,000	KRW for USD	HSBC Holdings plc	7/27/12	1,762,215	(5,825)
692,300	NOK for USD	Barclays Bank plc	7/27/12	116,279	2,732
7,465,100	NOK for USD	Deutsche Bank	7/27/12	1,253,846	(42,628)
44,400	NZD for USD	Barclays Bank plc	7/27/12	35,484	1,952
371,600	NZD for USD	Westpac Group	7/27/12	296,978	(6,673)
10,228,200	SEK for USD	Barclays Bank plc	7/27/12	1,477,297	(31,042)
1,021,200	SEK for USD	Barclays Bank plc	7/27/12	147,496	5,512
855,600	SGD for USD	HSBC Holdings plc	7/27/12	675,425	(9,055)
13,238,300	TWD for USD	HSBC Holdings plc	7/27/12	443,952	(6,177)

				$15,737,613	$(116,138)

(Value on Settlement Date $15,853,751)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,791,409	EUR for CHF	UBS AG	7/27/12	$2,267,457	$30,609
664,100	CHF for EUR	Deutsche Bank	7/27/12	700,061	(4,335)
8,274,800	SEK for EUR	UBS AG	7/27/12	1,195,160	(33,490)
8,077,800	SEK for EUR	Deutsche Bank	7/27/12	1,166,707	(19,987)
917,416	EUR for SEK	UBS AG	7/27/12	1,161,209	(11,879)
9,600	AUD for USD	Barclays Bank plc	7/27/12	9,803	(156)
43,300	CAD for USD	Barclays Bank plc	7/27/12	42,508	(311)
34,900	CHF for USD	Barclays Bank plc	7/27/12	36,790	(434)
1,130,200	CHF for USD	UBS AG	7/27/12	1,191,401	42,947
767,244	EUR for USD	Barclays Bank plc	7/27/12	971,131	36,376
113,400	EUR for USD	Barclays Bank plc	7/27/12	143,535	(1,793)
4,400	EUR for USD	Barclays Bank plc	7/27/12	5,569	(80)
31,500	GBP for USD	Barclays Bank plc	7/27/12	49,331	(848)
509,900	GBP for USD	Deutsche Bank	7/27/12	798,533	13,396
238,215,700	JPY for USD	Barclays Bank plc	7/27/12	2,981,138	(26,928)
3,397,300	JPY for USD	Barclays Bank plc	7/27/12	42,515	101
55,442,700	JPY for USD	Westpac Group	7/27/12	693,835	10,646

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

97,700	NOK for USD	Barclays Bank plc	7/27/12	$16,410	$(258)
18,300	NZD for USD	Barclays Bank plc	7/27/12	14,625	(166)
263,700	SEK for USD	Barclays Bank plc	7/27/12	38,088	(711)

				$13,525,806	$32,699

(Value on Settlement Date $13,558,505)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

107	U.S. Treasury 5-Year Notes	September 2012	$13,264,656	$(5,256)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./CDX North America Investment Grade 16 Index	$4,800,000	Buy	1.00%	6/20/16	$(5,323)	$(39)	$(5,362)
Barclays Bank plc/CDX North America High Yield 11 Index	830,000	Sell*	5.00	12/20/13	(56,239)	82,916	26,677
Barclays Bank plc/Community Health Systems, Inc.	850,000	Sell*	5.00	12/20/12	13,397	3,422	16,819

					$(48,165)	$86,299	$38,134

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value

Bank of America N.A.	$8,200,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	$8,444
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(267,763)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(171,444)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	8,985
Barclays Bank plc	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29%	8/31/13	77,681
Barclays Bank plc	6,400,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(10,832)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(40,879)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(69,693)

						$(465,501)

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $416,481.

(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $7,302,463, which represented 1.1% of total net assets.

(3)	When-issued security.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Inflation Protection Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$555,164,199	—
Corporate Bonds	—	57,659,005	—
Collateralized Mortgage Obligations	—	18,759,676	—
Commercial Mortgage-Backed Securities	—	10,914,077	—
Temporary Cash Investments	—	608,993	—

Total Value of Investment Securities	—	$643,105,950	—

Other Financial Instruments
Futures Contracts	$(5,256)	—	—
Forward Foreign Currency Exchange Contracts	—	$(83,439)	—
Swap Agreements	—	(379,202)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$(5,256)	$(462,641)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$632,756,515
Gross tax appreciation of investments	$11,652,530
Gross tax depreciation of investments	(1,303,095)
Net tax appreciation (depreciation) of investments	$10,349,435

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

June 30, 2012

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 31.9%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%
FHLMC, VRN, 2.60%, 7/15/12	$997,724	$1,040,613
FHLMC, VRN, 2.90%, 7/15/12	1,587,636	1,659,735
FHLMC, VRN, 3.30%, 7/15/12	1,657,274	1,736,760
FHLMC, VRN, 3.56%, 7/15/12	1,130,138	1,190,197
FHLMC, VRN, 3.71%, 7/15/12	1,055,931	1,115,795
FHLMC, VRN, 4.02%, 7/15/12	2,900,320	3,075,691
FHLMC, VRN, 6.15%, 7/15/12	2,715,412	2,945,933
FNMA, VRN, 2.73%, 7/25/12	2,759,781	2,864,986
FNMA, VRN, 3.14%, 7/25/12	972,133	1,015,861
FNMA, VRN, 3.34%, 7/25/12	1,417,059	1,488,278
FNMA, VRN, 3.37%, 7/25/12	848,783	893,541
FNMA, VRN, 3.90%, 7/25/12	2,746,348	2,907,723
FNMA, VRN, 3.90%, 7/25/12	1,893,140	2,006,416
FNMA, VRN, 5.98%, 7/25/12	770,507	845,287

		24,786,816

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 29.9%
FHLMC, 6.50%, 12/1/12	57	58
FHLMC, 6.00%, 1/1/13	182	193
FHLMC, 7.00%, 11/1/13	413	425
FHLMC, 7.00%, 6/1/14	1,022	1,080
FHLMC, 6.50%, 6/1/16	2,831	3,059
FHLMC, 6.50%, 6/1/16	5,180	5,561
FHLMC, 5.00%, 4/1/19	2,192,687	2,343,199
FHLMC, 7.00%, 9/1/27	823	983
FHLMC, 6.50%, 1/1/28	1,433	1,640
FHLMC, 7.00%, 2/1/28	232	277
FHLMC, 6.50%, 3/1/29	7,832	8,961
FHLMC, 6.50%, 6/1/29	6,654	7,614
FHLMC, 7.00%, 8/1/29	946	1,135
FHLMC, 7.50%, 8/1/29	2,853	3,097
FHLMC, 6.50%, 5/1/31	125	143
FHLMC, 6.50%, 5/1/31	4,194	4,778
FHLMC, 6.50%, 6/1/31	155	177
FHLMC, 6.50%, 6/1/31	92	105
FHLMC, 6.50%, 6/1/31	613	698
FHLMC, 5.50%, 12/1/33	129,651	143,529
FHLMC, 5.50%, 1/1/38	1,419,658	1,547,657
FHLMC, 6.00%, 2/1/38	2,796,535	3,070,418
FHLMC, 5.50%, 4/1/38	1,126,463	1,225,915
FHLMC, 6.00%, 5/1/38	1,726,568	1,916,165
FHLMC, 6.00%, 8/1/38	120,935	133,270
FHLMC, 5.50%, 9/1/38	5,356,311	5,887,452
FHLMC, 4.00%, 4/1/41	8,054,170	8,716,512
FHLMC, 6.50%, 7/1/47	22,128	24,666

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, 4.00%, 7/12/12(2)	$13,000,000	$13,842,968
FNMA, 4.50%, 7/12/12(2)	12,000,000	12,877,500
FNMA, 5.00%, 7/12/12(2)	33,000,000	35,722,510
FNMA, 6.50%, 7/12/12(2)	1,304,000	1,467,612
FNMA, 6.00%, 5/1/13	379	403
FNMA, 6.00%, 5/1/13	105	106
FNMA, 6.00%, 7/1/13	1,122	1,195
FNMA, 6.00%, 12/1/13	1,179	1,255
FNMA, 6.00%, 1/1/14	957	987
FNMA, 6.00%, 2/1/14	1,306	1,391
FNMA, 6.00%, 4/1/14	1,902	2,025
FNMA, 5.50%, 12/1/16	25,551	27,774
FNMA, 5.50%, 12/1/16	10,389	11,292
FNMA, 6.50%, 1/1/26	5,097	5,840
FNMA, 7.00%, 12/1/27	899	1,072
FNMA, 6.50%, 1/1/28	608	699
FNMA, 7.50%, 4/1/28	2,790	3,398
FNMA, 7.00%, 5/1/28	2,715	3,250
FNMA, 7.00%, 6/1/28	412	493
FNMA, 6.50%, 1/1/29	1,213	1,395
FNMA, 6.50%, 4/1/29	3,604	4,144
FNMA, 7.00%, 7/1/29	3,537	4,241
FNMA, 7.50%, 7/1/29	7,593	9,291
FNMA, 7.50%, 8/1/30	1,923	2,026
FNMA, 7.50%, 9/1/30	2,469	3,019
FNMA, 5.00%, 7/1/31	7,965,858	8,642,055
FNMA, 7.00%, 9/1/31	12,588	14,967
FNMA, 6.50%, 1/1/32	7,304	8,362
FNMA, 7.00%, 6/1/32	74,127	87,697
FNMA, 6.50%, 8/1/32	22,318	25,549
FNMA, 5.50%, 6/1/33	90,690	100,001
FNMA, 5.50%, 7/1/33	533,225	586,300
FNMA, 5.50%, 8/1/33	139,486	153,370
FNMA, 5.50%, 9/1/33	206,208	229,117
FNMA, 5.00%, 11/1/33	1,065,573	1,159,856
FNMA, 6.00%, 12/1/33	3,823,014	4,305,546
FNMA, 5.50%, 1/1/34	201,593	221,733
FNMA, 5.50%, 12/1/34	890,215	978,268
FNMA, 4.50%, 1/1/35	589,379	634,599
FNMA, 5.00%, 8/1/35	547,382	594,104
FNMA, 4.50%, 9/1/35	649,860	698,501
FNMA, 5.00%, 2/1/36	4,186,176	4,553,814
FNMA, 5.50%, 7/1/36	262,553	286,881
FNMA, 5.50%, 2/1/37	148,716	162,496
FNMA, 6.00%, 4/1/37	762,390	849,564
FNMA, 6.00%, 7/1/37	2,538,025	2,828,229
FNMA, 6.00%, 8/1/37	2,395,978	2,669,941
FNMA, 6.50%, 8/1/37	234,857	263,179
FNMA, 6.00%, 9/1/37	2,895,301	3,191,071
FNMA, 6.00%, 11/1/37	900,218	1,003,152
FNMA, 5.50%, 2/1/38	1,091,569	1,191,351
FNMA, 5.50%, 2/1/38	5,740,665	6,292,338

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, 5.50%, 6/1/38	$1,996,832	$2,190,036
FNMA, 5.00%, 1/1/39	1,267,033	1,395,890
FNMA, 4.50%, 2/1/39	2,913,861	3,128,318
FNMA, 5.50%, 3/1/39	7,230,550	7,891,506
FNMA, 4.50%, 4/1/39	1,349,792	1,491,739
FNMA, 4.50%, 5/1/39	3,318,103	3,667,040
FNMA, 4.50%, 6/1/39	2,411,877	2,647,425
FNMA, 4.50%, 6/1/39	14,859,943	16,325,120
FNMA, 5.00%, 8/1/39	2,002,273	2,210,096
FNMA, 4.50%, 9/1/39	4,044,503	4,469,829
FNMA, 4.50%, 10/1/39	4,450,191	4,918,180
FNMA, 5.00%, 4/1/40	6,911,525	7,518,742
FNMA, 5.00%, 4/1/40	3,315,328	3,712,274
FNMA, 4.00%, 10/1/40	4,148,677	4,500,219
FNMA, 4.50%, 11/1/40	3,766,603	4,134,456
FNMA, 4.00%, 12/1/40	5,532,230	5,950,873
FNMA, 4.00%, 5/1/41	8,643,056	9,218,778
FNMA, 4.50%, 7/1/41	9,260,498	10,118,590
FNMA, 4.00%, 8/1/41	7,419,194	8,022,363
FNMA, 4.00%, 9/1/41	8,553,520	9,235,543
FNMA, 4.50%, 9/1/41	5,140,161	5,582,515
FNMA, 4.50%, 9/1/41	796,452	859,052
FNMA, 3.50%, 10/1/41	7,700,967	8,106,263
FNMA, 4.00%, 12/1/41	4,868,483	5,256,676
FNMA, 4.00%, 1/1/42	5,884,087	6,332,493
FNMA, 4.00%, 1/1/42	10,281,581	10,969,660
FNMA, 6.50%, 6/1/47	31,208	34,786
FNMA, 6.50%, 8/1/47	62,670	69,856
FNMA, 6.50%, 8/1/47	106,918	119,177
FNMA, 6.50%, 9/1/47	6,450	7,189
FNMA, 6.50%, 9/1/47	65,964	73,527
FNMA, 6.50%, 9/1/47	36,745	40,958
FNMA, 6.50%, 9/1/47	50,465	56,251
FNMA, 6.50%, 9/1/47	141,633	157,872
GNMA, 4.00%, 7/19/12(2)	12,000,000	13,110,000
GNMA, 4.50%, 7/19/12(2)	4,000,000	4,375,000
GNMA, 7.00%, 11/15/22	3,432	3,985
GNMA, 7.00%, 4/20/26	700	832
GNMA, 7.50%, 8/15/26	1,477	1,776
GNMA, 8.00%, 8/15/26	783	951
GNMA, 7.50%, 5/15/27	1,377	1,660
GNMA, 8.00%, 6/15/27	1,491	1,573
GNMA, 7.50%, 11/15/27	237	246
GNMA, 7.00%, 2/15/28	547	655
GNMA, 7.50%, 2/15/28	485	500
GNMA, 6.50%, 3/15/28	1,610	1,882
GNMA, 7.00%, 4/15/28	277	332
GNMA, 6.50%, 5/15/28	4,334	5,056
GNMA, 7.00%, 12/15/28	1,251	1,499
GNMA, 7.00%, 5/15/31	6,927	8,345
GNMA, 6.00%, 7/15/33	1,976,373	2,246,718
GNMA, 4.50%, 8/15/33	2,996,233	3,297,244

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

GNMA, 5.00%, 3/20/36	$467,196	$519,169
GNMA, 5.00%, 4/20/36	1,057,214	1,172,841
GNMA, 5.00%, 5/20/36	1,527,730	1,694,817
GNMA, 5.50%, 1/15/39	2,002,513	2,243,117
GNMA, 6.00%, 1/20/39	212,801	238,735
GNMA, 6.00%, 2/20/39	1,177,646	1,321,165
GNMA, 4.50%, 6/15/39	7,915,470	8,742,841
GNMA, 5.50%, 9/15/39	341,090	380,580
GNMA, 5.00%, 10/15/39	3,737,821	4,147,652
GNMA, 4.50%, 1/15/40	6,178,595	6,780,009
GNMA, 5.00%, 8/20/40	7,283,645	8,073,426
GNMA, 4.00%, 11/20/40	9,997,284	10,943,794
GNMA, 4.00%, 12/15/40	3,813,763	4,179,892
GNMA, 4.00%, 2/15/41	3,769,547	4,125,541
GNMA, 4.50%, 6/15/41	2,890,565	3,205,350

		362,017,169

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $375,265,474)		386,803,985

U.S. TREASURY SECURITIES — 30.2%

U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	2,078,071
U.S. Treasury Bonds, 8.125%, 8/15/21	955,000	1,501,141
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	941,906
U.S. Treasury Bonds, 5.50%, 8/15/28	2,250,000	3,241,757
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	7,380,686
U.S. Treasury Bonds, 5.375%, 2/15/31	6,300,000	9,190,125
U.S. Treasury Bonds, 4.75%, 2/15/37	800,000	1,116,750
U.S. Treasury Bonds, 4.25%, 5/15/39	500,000	654,141
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	16,142,162
U.S. Treasury Bonds, 4.375%, 5/15/41	6,890,000	9,217,532
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	845,688
U.S. Treasury Bonds, 3.125%, 11/15/41	4,350,000	4,685,085
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	11,632,933	12,019,181
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	11,000,970	11,976,448
U.S. Treasury Notes, 1.375%, 1/15/13	28,300,000	28,484,629
U.S. Treasury Notes, 3.50%, 5/31/13	10,000,000	10,297,270
U.S. Treasury Notes, 0.375%, 6/30/13	5,000,000	5,006,835
U.S. Treasury Notes, 1.00%, 7/15/13	6,500,000	6,550,785
U.S. Treasury Notes, 0.75%, 8/15/13	14,500,000	14,580,431
U.S. Treasury Notes, 0.75%, 9/15/13	20,000,000	20,117,200
U.S. Treasury Notes, 0.50%, 10/15/13	23,000,000	23,067,390
U.S. Treasury Notes, 0.25%, 10/31/13	8,000,000	7,997,816
U.S. Treasury Notes, 0.75%, 12/15/13	10,000,000	10,066,410
U.S. Treasury Notes, 1.25%, 2/15/14	15,750,000	15,988,707
U.S. Treasury Notes, 1.25%, 3/15/14	7,000,000	7,111,839
U.S. Treasury Notes, 2.375%, 8/31/14	15,200,000	15,866,186
U.S. Treasury Notes, 1.25%, 9/30/15	10,000,000	10,250,780
U.S. Treasury Notes, 2.125%, 12/31/15	3,993,000	4,216,672
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,773,045

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. Treasury Notes, 1.00%, 9/30/16	$9,000,000	$9,144,846
U.S. Treasury Notes, 0.875%, 1/31/17	10,000,000	10,092,190
U.S. Treasury Notes, 0.875%, 2/28/17	26,250,000	26,491,999
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,310,827
U.S. Treasury Notes, 1.875%, 10/31/17	5,000,000	5,278,515
U.S. Treasury Notes, 2.625%, 4/30/18	1,355,000	1,488,065
U.S. Treasury Notes, 3.625%, 2/15/20	700,000	824,086
U.S. Treasury Notes, 2.625%, 8/15/20	650,000	715,965
U.S. Treasury Notes, 2.125%, 8/15/21	1,000,000	1,052,110
U.S. Treasury Notes, 2.00%, 2/15/22	39,000,000	40,349,790

TOTAL U.S. TREASURY SECURITIES (Cost $351,605,147)		365,115,061

CORPORATE BONDS — 25.1%

AEROSPACE AND DEFENSE — 0.5%
Honeywell International, Inc., 5.375%, 3/1/41	400,000	510,797
L-3 Communications Corp., 5.20%, 10/15/19	60,000	65,874
L-3 Communications Corp., 4.75%, 7/15/20	420,000	449,029
Lockheed Martin Corp., 7.65%, 5/1/16	220,000	265,819
Lockheed Martin Corp., 4.25%, 11/15/19	1,100,000	1,231,415
Northrop Grumman Corp., 3.70%, 8/1/14	170,000	178,829
Raytheon Co., 4.40%, 2/15/20	490,000	557,609
United Technologies Corp., 6.125%, 2/1/19	410,000	508,673
United Technologies Corp., 3.10%, 6/1/22	330,000	346,829
United Technologies Corp., 6.05%, 6/1/36	230,000	298,212
United Technologies Corp., 5.70%, 4/15/40	830,000	1,058,213
United Technologies Corp., 4.50%, 6/1/42	810,000	894,873

		6,366,172

AUTOMOBILES — 0.5%
American Honda Finance Corp., 2.375%, 3/18/13(3)	430,000	435,258
American Honda Finance Corp., 2.50%, 9/21/15(3)	1,090,000	1,125,284
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	950,000	978,948
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	150,000	160,438
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	530,000	577,443
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	770,000	858,770
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	290,000	292,839
Volkswagen International Finance NV, 1.625%, 3/22/15(3)	1,000,000	1,004,261

		5,433,241

BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	2,270,000	3,003,755
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	900,000	1,074,839
Coca-Cola Co. (The), 1.80%, 9/1/16	770,000	791,958
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	410,000	429,852
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,030,000	1,055,831
PepsiCo, Inc., 4.875%, 11/1/40	410,000	481,044
Pernod-Ricard SA, 2.95%, 1/15/17(3)	670,000	679,206
Pernod-Ricard SA, 4.45%, 1/15/22(3)	220,000	228,573
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	1,700,000	1,754,883
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	1,040,000	1,109,106

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

SABMiller plc, 5.50%, 8/15/13(3)	$250,000	$261,639

		10,870,686

BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17	1,240,000	1,256,581
Amgen, Inc., 5.85%, 6/1/17	400,000	472,101
Gilead Sciences, Inc., 4.40%, 12/1/21	1,070,000	1,184,192

		2,912,874

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20	350,000	399,121
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	1,830,000	2,113,665
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	900,000	927,630
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	800,000	816,061
Jefferies Group, Inc., 5.125%, 4/13/18	510,000	499,800

		4,756,277

CHEMICALS — 0.5%
CF Industries, Inc., 6.875%, 5/1/18	1,110,000	1,319,513
CF Industries, Inc., 7.125%, 5/1/20	350,000	427,000
Dow Chemical Co. (The), 5.90%, 2/15/15	540,000	602,613
Dow Chemical Co. (The), 2.50%, 2/15/16	890,000	916,059
Eastman Chemical Co., 3.60%, 8/15/22	860,000	879,683
Ecolab, Inc., 3.00%, 12/8/16	450,000	475,107
Ecolab, Inc., 4.35%, 12/8/21	1,280,000	1,422,592

		6,042,567

COMMERCIAL BANKS — 1.8%
Bank of America N.A., 5.30%, 3/15/17	1,220,000	1,272,021
Bank of Nova Scotia, 2.55%, 1/12/17	900,000	936,492
BB&T Corp., 5.70%, 4/30/14	250,000	271,433
BB&T Corp., 3.20%, 3/15/16	650,000	688,819
Capital One Financial Corp., 2.15%, 3/23/15	700,000	706,013
Capital One Financial Corp., 4.75%, 7/15/21	610,000	667,345
Fifth Third Bancorp, 6.25%, 5/1/13	720,000	750,055
HSBC Bank plc, 3.50%, 6/28/15(3)	780,000	816,365
Huntington Bancshares, Inc., 7.00%, 12/15/20	130,000	152,569
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	2,070,000	2,272,864
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	690,000	742,813
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	1,600,000	1,667,195
Northern Trust Co. (The), 6.50%, 8/15/18	430,000	525,101
PNC Funding Corp., 3.625%, 2/8/15	420,000	446,420
PNC Funding Corp., 4.375%, 8/11/20	230,000	254,766
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	860,000	876,761
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	870,000	892,621
SunTrust Bank, 7.25%, 3/15/18	100,000	115,922
SunTrust Banks, Inc., 3.60%, 4/15/16	196,000	203,772
Toronto-Dominion Bank (The), 2.50%, 7/14/16	460,000	477,243
Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,160,000	1,192,921
U.S. Bancorp., 3.44%, 2/1/16	450,000	467,131
U.S. Bancorp., MTN, 3.00%, 3/15/22	830,000	852,713
Wachovia Bank N.A., 4.80%, 11/1/14	228,000	243,128

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wachovia Bank N.A., 5.85%, 2/1/37	$380,000	$441,864
Wells Fargo & Co., 3.68%, 9/15/12	560,000	596,832
Wells Fargo & Co., 1.50%, 7/1/15	300,000	300,489
Wells Fargo & Co., 2.10%, 5/8/17	1,170,000	1,174,499
Wells Fargo & Co., 5.625%, 12/11/17	190,000	222,239
Wells Fargo & Co., 4.60%, 4/1/21	380,000	425,024
Wells Fargo & Co., MTN, 3.50%, 3/8/22	650,000	670,745

		21,324,175

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Corrections Corp. of America, 7.75%, 6/1/17	550,000	598,125
Republic Services, Inc., 3.80%, 5/15/18	270,000	289,385
Republic Services, Inc., 5.50%, 9/15/19	393,000	455,722
Republic Services, Inc., 3.55%, 6/1/22	460,000	466,326
Waste Management, Inc., 2.60%, 9/1/16	860,000	883,726
Waste Management, Inc., 4.75%, 6/30/20	360,000	406,215
Waste Management, Inc., 6.125%, 11/30/39	280,000	347,995

		3,447,494

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	455,000	589,275

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	1,750,000	1,759,630

CONSUMER FINANCE — 0.6%
American Express Centurion Bank, 6.00%, 9/13/17	1,450,000	1,715,151
American Express Credit Corp., 2.80%, 9/19/16	570,000	595,431
American Express Credit Corp., MTN, 2.75%, 9/15/15	1,330,000	1,389,116
American Express Credit Corp., MTN, 2.375%, 3/24/17	470,000	482,470
Capital One Bank USA N.A., 8.80%, 7/15/19	200,000	252,353
Credit Suisse (New York), 5.50%, 5/1/14	590,000	625,813
Credit Suisse (New York), 6.00%, 2/15/18	360,000	385,832
HSBC Finance Corp., 4.75%, 7/15/13	200,000	206,492
John Deere Capital Corp., MTN, 3.15%, 10/15/21	370,000	385,894
PNC Bank N.A., 6.00%, 12/7/17	310,000	361,509
SLM Corp., 6.25%, 1/25/16	370,000	390,350
SLM Corp., MTN, 5.00%, 10/1/13	640,000	662,400

		7,452,811

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16	730,000	798,437
Ball Corp., 6.75%, 9/15/20	840,000	928,200

		1,726,637

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Bank of America Corp., 4.50%, 4/1/15	1,410,000	1,454,497
Bank of America Corp., 3.75%, 7/12/16	960,000	969,064
Bank of America Corp., 6.50%, 8/1/16	1,050,000	1,154,494
Bank of America Corp., 3.875%, 3/22/17	1,300,000	1,326,294
Bank of America Corp., 5.75%, 12/1/17	490,000	523,778
Bank of America Corp., 5.625%, 7/1/20	800,000	858,445
Bank of America Corp., 5.70%, 1/24/22	300,000	331,251

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Bank of America Corp., 5.875%, 2/7/42	$490,000	$539,416
Citigroup, Inc., 6.01%, 1/15/15	2,420,000	2,601,940
Citigroup, Inc., 4.75%, 5/19/15	210,000	220,602
Citigroup, Inc., 4.45%, 1/10/17	1,000,000	1,049,743
Citigroup, Inc., 6.125%, 5/15/18	2,560,000	2,863,406
Citigroup, Inc., 4.50%, 1/14/22	650,000	673,174
Deutsche Bank AG (London), 3.875%, 8/18/14	490,000	510,460
General Electric Capital Corp., 3.75%, 11/14/14	1,500,000	1,575,894
General Electric Capital Corp., 2.25%, 11/9/15	710,000	725,104
General Electric Capital Corp., 5.625%, 9/15/17	250,000	287,352
General Electric Capital Corp., 4.375%, 9/16/20	3,670,000	3,979,994
General Electric Capital Corp., 5.30%, 2/11/21	610,000	686,332
General Electric Capital Corp., MTN, 4.65%, 10/17/21	2,880,000	3,206,860
General Electric Capital Corp., MTN, 5.875%, 1/14/38	350,000	403,718
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	840,000	877,626
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	180,000	180,120
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15	520,000	525,050
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	2,030,000	2,032,596
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	650,000	670,595
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	1,650,000	1,746,241
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	360,000	377,127
HSBC Holdings plc, 5.10%, 4/5/21	550,000	615,585
HSBC Holdings plc, 6.80%, 6/1/38	230,000	264,604
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37	430,000	431,073
JPMorgan Chase & Co., 6.00%, 1/15/18	2,550,000	2,931,936
JPMorgan Chase & Co., 4.625%, 5/10/21	360,000	386,179
Morgan Stanley, 6.00%, 4/28/15	1,000,000	1,034,505
Morgan Stanley, 6.625%, 4/1/18	970,000	1,015,892
Morgan Stanley, 5.625%, 9/23/19	1,160,000	1,150,408
Syngenta Finance NV, 3.125%, 3/28/22	510,000	519,109
UBS AG (Stamford Branch), 5.875%, 12/20/17	1,250,000	1,398,562

		42,099,026

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc., 5.10%, 9/15/14	100,000	109,251
AT&T, Inc., 3.875%, 8/15/21	1,780,000	1,944,132
AT&T, Inc., 3.00%, 2/15/22	590,000	601,121
AT&T, Inc., 6.80%, 5/15/36	195,000	253,926
AT&T, Inc., 6.55%, 2/15/39	1,430,000	1,849,332
AT&T, Inc., 5.55%, 8/15/41	400,000	479,321
British Telecommunications plc, 5.95%, 1/15/18	1,220,000	1,431,494
CenturyLink, Inc., 6.15%, 9/15/19	620,000	640,831
CenturyLink, Inc., 5.80%, 3/15/22	60,000	59,884
CenturyLink, Inc., Series P, 7.60%, 9/15/39	290,000	281,125
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	1,540,000	1,524,047
France Telecom SA, 4.375%, 7/8/14	540,000	567,569
Telecom Italia Capital SA, 7.00%, 6/4/18	525,000	525,000
Telefonica Emisiones SAU, 5.88%, 7/15/19	400,000	358,472
Telefonica Emisiones SAU, 5.46%, 2/16/21	580,000	506,228
Verizon Communications, Inc., 6.10%, 4/15/18	395,000	482,070

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Verizon Communications, Inc., 8.75%, 11/1/18	$670,000	$922,607
Verizon Communications, Inc., 3.50%, 11/1/21	500,000	533,822
Verizon Communications, Inc., 7.35%, 4/1/39	500,000	720,978
Windstream Corp., 7.875%, 11/1/17	230,000	251,850

		14,043,060

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17	570,000	651,225

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	790,050
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	201,875

		991,925

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16	540,000	567,737
Noble Holding International Ltd., 3.95%, 3/15/22	230,000	233,226
Pride International, Inc., 6.875%, 8/15/20	100,000	122,974
Transocean, Inc., 6.50%, 11/15/20	300,000	341,069
Transocean, Inc., 6.375%, 12/15/21	230,000	263,735
Weatherford International Ltd., 9.625%, 3/1/19	600,000	783,365

		2,312,106

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 6.60%, 3/15/19	1,500,000	1,874,244
Delhaize Group SA, 5.875%, 2/1/14	810,000	853,338
Delhaize Group SA, 6.50%, 6/15/17	150,000	166,910
Kroger Co. (The), 6.40%, 8/15/17	530,000	634,600
Safeway, Inc., 4.75%, 12/1/21	660,000	656,265
Target Corp., 4.00%, 7/1/42	350,000	346,792
Wal-Mart Stores, Inc., 5.875%, 4/5/27	235,000	301,538
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	532,278
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	1,140,787
Wal-Mart Stores, Inc., 5.625%, 4/15/41	700,000	916,003

		7,422,755

FOOD PRODUCTS — 0.5%
General Mills, Inc., 5.25%, 8/15/13	880,000	924,071
General Mills, Inc., 3.15%, 12/15/21	1,200,000	1,231,398
Kellogg Co., 4.45%, 5/30/16	320,000	354,547
Kraft Foods, Inc., 6.125%, 2/1/18	560,000	672,192
Kraft Foods, Inc., 6.50%, 2/9/40	870,000	1,123,104
Kraft Foods, Inc., 5.00%, 6/4/42(3)	730,000	776,794
Mead Johnson Nutrition Co., 3.50%, 11/1/14	395,000	410,143
Mead Johnson Nutrition Co., 5.90%, 11/1/39	270,000	335,346
Tyson Foods, Inc., 6.85%, 4/1/16	300,000	344,625
Tyson Foods, Inc., 4.50%, 6/15/22	240,000	248,400

		6,420,620

GAS UTILITIES — 1.0%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	160,000	185,035

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

El Paso Corp., 7.25%, 6/1/18	$710,000	$822,926
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	660,000	769,756
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	646,320
Enbridge Energy Partners LP, 5.20%, 3/15/20	220,000	249,869
Enbridge Energy Partners LP, 5.50%, 9/15/40	320,000	347,961
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	452,162
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	448,473
Enterprise Products Operating LLC, 6.30%, 9/15/17	580,000	693,395
Enterprise Products Operating LLC, 5.20%, 9/1/20	400,000	458,710
Enterprise Products Operating LLC, 5.95%, 2/1/41	930,000	1,056,913
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	510,000	613,629
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	610,660
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	460,000	467,363
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	620,000	711,365
Magellan Midstream Partners LP, 6.55%, 7/15/19	560,000	672,362
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15	400,000	428,842
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19	260,000	343,574
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,020,000	1,044,552
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,101,451

		12,125,318

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Covidien International Finance SA, 1.875%, 6/15/13	500,000	505,056
Covidien International Finance SA, 3.20%, 6/15/22	690,000	713,490

		1,218,546

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Express Scripts, Inc., 2.65%, 2/15/17(3)	1,900,000	1,935,931
Express Scripts, Inc., 7.25%, 6/15/19	1,490,000	1,877,139
HCA, Inc., 7.875%, 2/15/20	920,000	1,025,800
Universal Health Services, Inc., 7.125%, 6/30/16	630,000	705,600
WellPoint, Inc., 3.125%, 5/15/22	630,000	636,929
WellPoint, Inc., 5.80%, 8/15/40	210,000	252,036

		6,433,435

HOTELS, RESTAURANTS AND LEISURE — 0.2%
International Game Technology, 5.50%, 6/15/20	300,000	324,526
McDonald's Corp., 5.35%, 3/1/18	919,000	1,105,389
Wyndham Worldwide Corp., 6.00%, 12/1/16	5,000	5,569
Wyndham Worldwide Corp., 2.95%, 3/1/17	600,000	597,763

		2,033,247

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	465,000	515,995

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	960,000	1,051,200

INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(3)	360,000	360,450
General Electric Co., 5.00%, 2/1/13	652,000	668,770

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

General Electric Co., 5.25%, 12/6/17	$750,000	$877,279

		1,906,499

INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	1,039,304
Allstate Corp. (The), 5.20%, 1/15/42	420,000	474,254
American International Group, Inc., 3.65%, 1/15/14	230,000	235,059
American International Group, Inc., 5.85%, 1/16/18	2,570,000	2,849,320
American International Group, Inc., 4.875%, 6/1/22	340,000	348,850
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	655,000	722,679
Berkshire Hathaway, Inc., 3.75%, 8/15/21	190,000	203,238
CNA Financial Corp., 5.75%, 8/15/21	480,000	528,753
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(3)	1,000,000	1,085,000
Genworth Financial, Inc., 7.20%, 2/15/21	230,000	219,418
Genworth Financial, Inc., 7.625%, 9/24/21	250,000	236,741
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	570,000	598,263
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	470,000	514,860
International Lease Finance Corp., 4.875%, 4/1/15	200,000	201,143
International Lease Finance Corp., 5.75%, 5/15/16	320,000	325,056
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	387,000	390,444
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	240,000	239,155
Lincoln National Corp., 6.25%, 2/15/20	780,000	884,564
MetLife, Inc., 6.75%, 6/1/16	520,000	610,499
Prudential Financial, Inc., 7.375%, 6/15/19	660,000	807,098
Prudential Financial, Inc., 5.375%, 6/21/20	480,000	532,378
Prudential Financial, Inc., 5.625%, 5/12/41	290,000	297,615
Prudential Financial, Inc., MTN, 3.625%, 9/17/12	300,000	301,748
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	174,696
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(3)	540,000	488,076

		14,308,211

INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16	520,000	543,456

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(3)	490,000	501,025
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,802,677

		2,303,702

MACHINERY — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,097,962
Caterpillar, Inc., 2.60%, 6/26/22	430,000	430,186
Deere & Co., 5.375%, 10/16/29	480,000	605,765
Deere & Co., 3.90%, 6/9/42	500,000	499,724

		2,633,637

MEDIA — 2.1%
CBS Corp., 1.95%, 7/1/17	230,000	230,151
Comcast Corp., 5.90%, 3/15/16	1,810,000	2,086,950
Comcast Corp., 6.50%, 11/15/35	660,000	806,640
Comcast Corp., 6.40%, 5/15/38	650,000	796,091
Comcast Corp., 4.65%, 7/15/42(4)	310,000	311,847
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	560,000	601,505

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	$880,000	$927,355
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	1,410,000	1,552,867
Discovery Communications LLC, 5.625%, 8/15/19	640,000	750,645
DISH DBS Corp., 7.00%, 10/1/13	200,000	211,000
DISH DBS Corp., 7.125%, 2/1/16	550,000	606,375
DISH DBS Corp., 6.75%, 6/1/21	430,000	466,550
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	840,000	953,400
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	740,000	753,372
Lamar Media Corp., 9.75%, 4/1/14	420,000	472,500
NBCUniversal Media LLC, 5.15%, 4/30/20	670,000	770,971
NBCUniversal Media LLC, 4.375%, 4/1/21	1,800,000	1,985,310
News America, Inc., 4.50%, 2/15/21	190,000	208,832
News America, Inc., 6.90%, 8/15/39	710,000	852,238
Omnicom Group, Inc., 3.625%, 5/1/22	600,000	611,419
Qwest Corp., 7.50%, 10/1/14	120,000	133,853
SBA Telecommunications, Inc., 8.00%, 8/15/16	162,000	173,340
SBA Telecommunications, Inc., 8.25%, 8/15/19	260,000	286,000
Time Warner Cable, Inc., 6.75%, 7/1/18	1,290,000	1,574,242
Time Warner, Inc., 3.15%, 7/15/15	540,000	569,994
Time Warner, Inc., 4.875%, 3/15/20	920,000	1,038,038
Time Warner, Inc., 3.40%, 6/15/22	330,000	333,752
Time Warner, Inc., 7.70%, 5/1/32	440,000	576,790
Time Warner, Inc., 4.90%, 6/15/42	590,000	601,855
Viacom, Inc., 4.375%, 9/15/14	640,000	685,515
Viacom, Inc., 4.50%, 3/1/21	720,000	799,737
Viacom, Inc., 3.125%, 6/15/22	560,000	562,376
Virgin Media Secured Finance plc, 6.50%, 1/15/18	1,440,000	1,573,200

		24,864,710

METALS AND MINING — 0.7%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	550,000	566,505
ArcelorMittal, 9.85%, 6/1/19	290,000	345,736
ArcelorMittal, 5.25%, 8/5/20	455,000	437,166
ArcelorMittal, 6.25%, 2/25/22	430,000	422,197
Barrick North America Finance LLC, 4.40%, 5/30/21	670,000	724,018
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	523,273
Newmont Mining Corp., 3.50%, 3/15/22	800,000	791,854
Newmont Mining Corp., 6.25%, 10/1/39	370,000	423,083
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	240,000	255,977
Teck Resources Ltd., 5.375%, 10/1/15	210,000	229,527
Teck Resources Ltd., 3.15%, 1/15/17	460,000	475,196
Teck Resources Ltd., 3.85%, 8/15/17	100,000	106,309
Vale Overseas Ltd., 5.625%, 9/15/19	1,205,000	1,342,648
Vale Overseas Ltd., 4.625%, 9/15/20	820,000	862,484
Xstrata Canada Financial Corp., 2.85%, 11/10/14(3)	1,000,000	1,019,704

		8,525,677

MULTI-UTILITIES — 1.2%
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	455,000	512,381
CMS Energy Corp., 4.25%, 9/30/15	290,000	303,003
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,102,908
Consumers Energy Co., 2.85%, 5/15/22	230,000	234,666

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Dominion Resources, Inc., 6.40%, 6/15/18	$810,000	$991,701
Dominion Resources, Inc., 4.90%, 8/1/41	940,000	1,068,239
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18	520,000	675,064
Duke Energy Corp., 3.95%, 9/15/14	260,000	276,160
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,328,105
Edison International, 3.75%, 9/15/17	390,000	411,922
Exelon Generation Co. LLC, 5.20%, 10/1/19	330,000	361,713
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,000,000	1,101,009
Florida Power Corp., 6.35%, 9/15/37	263,000	356,771
Georgia Power Co., 4.30%, 3/15/42	410,000	429,555
Ipalco Enterprises, Inc., 5.00%, 5/1/18	210,000	213,675
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	200,000	226,593
Nisource Finance Corp., 4.45%, 12/1/21	310,000	326,073
Nisource Finance Corp., 5.25%, 2/15/43	320,000	326,145
Pacific Gas & Electric Co., 5.80%, 3/1/37	421,000	525,825
Pacific Gas & Electric Co., 4.45%, 4/15/42	250,000	263,932
PacifiCorp, 6.00%, 1/15/39	570,000	752,728
PG&E Corp., 5.75%, 4/1/14	110,000	118,415
Progress Energy, Inc., 3.15%, 4/1/22	410,000	414,970
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	220,765
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	413,143
Sempra Energy, 8.90%, 11/15/13	500,000	550,541
Sempra Energy, 6.50%, 6/1/16	660,000	777,399
Sempra Energy, 9.80%, 2/15/19	130,000	180,517
Southern California Edison Co., 5.625%, 2/1/36	179,000	227,185
Southern Power Co., 5.15%, 9/15/41	190,000	207,556
Xcel Energy, Inc., 4.80%, 9/15/41	190,000	213,803

		15,112,462

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	390,000	450,157

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	190,000	196,907

OIL, GAS AND CONSUMABLE FUELS — 1.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16	910,000	1,034,007
Anadarko Petroleum Corp., 6.45%, 9/15/36	580,000	673,533
Apache Corp., 4.75%, 4/15/43	860,000	960,721
BP Capital Markets plc, 3.20%, 3/11/16	560,000	596,348
BP Capital Markets plc, 2.25%, 11/1/16	810,000	835,395
BP Capital Markets plc, 4.50%, 10/1/20	360,000	406,291
Cenovus Energy, Inc., 4.50%, 9/15/14	310,000	331,206
ConocoPhillips, 5.75%, 2/1/19	710,000	867,570
ConocoPhillips Holding Co., 6.95%, 4/15/29	708,000	974,898
Devon Energy Corp., 1.875%, 5/15/17	330,000	330,585
Devon Energy Corp., 5.60%, 7/15/41	740,000	863,046
EOG Resources, Inc., 5.625%, 6/1/19	240,000	288,556
Hess Corp., 6.00%, 1/15/40	450,000	501,450
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	703,165
Marathon Petroleum Corp., 5.125%, 3/1/21	440,000	493,849
Newfield Exploration Co., 6.875%, 2/1/20	585,000	625,950
Nexen, Inc., 6.20%, 7/30/19	500,000	580,320

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Nexen, Inc., 5.875%, 3/10/35	$660,000	$664,226
Noble Energy, Inc., 4.15%, 12/15/21	1,070,000	1,128,168
Occidental Petroleum Corp., 1.75%, 2/15/17	330,000	336,088
Occidental Petroleum Corp., 2.70%, 2/15/23	730,000	736,909
Peabody Energy Corp., 7.375%, 11/1/16	270,000	298,350
Peabody Energy Corp., 6.50%, 9/15/20	310,000	315,425
Pemex Project Funding Master Trust, 6.625%, 6/15/35	230,000	274,850
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	760,000	835,660
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,660,000	1,798,633
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	557,520
Petroleos Mexicanos, 6.50%, 6/2/41(3)	320,000	375,200
Phillips 66, 4.30%, 4/1/22(3)	560,000	590,747
Pioneer Natural Resources Co., 3.95%, 7/15/22	550,000	552,886
Shell International Finance BV, 6.375%, 12/15/38	220,000	312,903
Southwestern Energy Co., 4.10%, 3/15/22(3)	250,000	254,092
Suncor Energy, Inc., 6.10%, 6/1/18	713,000	845,947
Suncor Energy, Inc., 6.85%, 6/1/39	290,000	366,180
Talisman Energy, Inc., 7.75%, 6/1/19	830,000	1,020,365
Total Capital International SA, 1.55%, 6/28/17	340,000	341,366
Weatherford International Ltd., 4.50%, 4/15/22	600,000	616,606

		23,289,011

PAPER AND FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	1,720,000	2,000,614
International Paper Co., 4.75%, 2/15/22	620,000	678,560
International Paper Co., 6.00%, 11/15/41	350,000	396,550

		3,075,724

PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16	600,000	612,407

PHARMACEUTICALS — 0.6%
Abbott Laboratories, 5.30%, 5/27/40	430,000	528,172
AstraZeneca plc, 5.90%, 9/15/17	140,000	168,462
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,760,000	1,795,651
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,695,000	2,112,495
Roche Holdings, Inc., 7.00%, 3/1/39(3)	670,000	987,067
Sanofi, 4.00%, 3/29/21	436,000	487,557
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,336,000	1,420,249

		7,499,653

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp., 4.625%, 4/1/15	860,000	911,012
American Tower Corp., 4.70%, 3/15/22	980,000	1,008,790
Boston Properties LP, 5.00%, 6/1/15	300,000	326,216
Boston Properties LP, 3.85%, 2/1/23	610,000	617,557
Developers Diversified Realty Corp., 5.375%, 10/15/12	280,000	280,338
Developers Diversified Realty Corp., 4.75%, 4/15/18	1,520,000	1,579,318
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	282,242
HCP, Inc., 3.75%, 2/1/16	890,000	926,665
Reckson Operating Partnership LP, 6.00%, 3/31/16	500,000	531,975
Reckson Operating Partnership LP, 7.75%, 3/15/20	540,000	617,330

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Simon Property Group LP, 5.10%, 6/15/15	$200,000	$217,796
Simon Property Group LP, 5.75%, 12/1/15	990,000	1,107,169
UDR, Inc., 4.25%, 6/1/18	450,000	480,577
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	790,000	805,066
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	490,000	503,476
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	320,000	333,253
WEA Finance LLC, 4.625%, 5/10/21(3)	460,000	487,380

		11,016,160

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19	590,000	689,423
ProLogis LP, 6.875%, 3/15/20	13,000	15,582

		705,005

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	764,000	810,848
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	200,000	221,289
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	400,000	437,499
CSX Corp., 5.75%, 3/15/13	263,000	271,833
CSX Corp., 4.25%, 6/1/21	400,000	437,994
CSX Corp., 4.75%, 5/30/42	750,000	777,505
Norfolk Southern Corp., 5.75%, 4/1/18	500,000	594,118
Union Pacific Corp., 4.75%, 9/15/41	790,000	861,600

		4,412,686

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,146,128
Oracle Corp., 5.25%, 1/15/16	1,200,000	1,377,424
Oracle Corp., 6.125%, 7/8/39	1,000,000	1,314,446

		3,837,998

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,150,000	1,504,135
Lowe's Cos., Inc., 1.625%, 4/15/17	460,000	464,141
Lowe's Cos., Inc., 4.65%, 4/15/42	490,000	523,230

		2,491,506

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	490,000	509,102
Hanesbrands, Inc., 6.375%, 12/15/20	450,000	475,875
Ltd. Brands, Inc., 6.90%, 7/15/17	450,000	501,750

		1,486,727

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Alltel Corp., 7.875%, 7/1/32	180,000	270,063
America Movil SAB de CV, 5.00%, 3/30/20	370,000	422,311
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,290,000	1,381,617
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	430,000	589,479
Vodafone Group plc, 5.00%, 12/16/13	720,000	763,573

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Vodafone Group plc, 5.625%, 2/27/17	$870,000	$1,019,477

		4,446,520

TOTAL CORPORATE BONDS (Cost $284,835,311)		303,719,112

COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 5.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	410,239	416,353
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	1,500,000	1,567,601
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/12	600,000	670,809
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/12	1,125,000	1,207,038
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 7/11/12	173,109	173,043
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41	500,000	522,545
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	960,000	992,187
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/12	740,000	747,656
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/12	1,111,000	1,202,950
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/12	468,877	480,709
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/12	3,100,000	3,302,438
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 7/15/12(3)	882,504	808,280
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/12	750,000	749,320
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	3,109,762	3,150,091
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/12	1,750,000	1,889,773
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 7/1/12	800,000	831,272
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/12	3,350,000	3,593,377
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	3,055,000	3,299,667
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	5,000,000	5,411,510
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	900,000	937,380
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	1,900,000	1,994,301

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A3 SEQ, 3.97%, 3/15/29	$1,221,100	$1,248,662
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	4,400,000	4,605,968
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/11/12	1,150,000	1,225,365
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 7/11/12	500,000	533,745
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,406,453	2,502,769
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30	1,475,000	1,602,412
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	1,500,000	1,489,872
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	1,160,000	1,275,608
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/12	3,225,000	3,469,639
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/12	1,775,000	1,932,527
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	626,957	629,302
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	2,750,000	2,964,950
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	343,825	347,530
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	5,300,000	5,697,813
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 7/1/12	900,000	978,565

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $63,449,960)		64,453,027

SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19	2,020,000	2,448,240
Brazilian Government International Bond, 4.875%, 1/22/21	1,800,000	2,090,700
Brazilian Government International Bond, 5.625%, 1/7/41	390,000	480,285

		5,019,225

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	29,000	42,060
Province of Ontario Canada, 5.45%, 4/27/16	550,000	638,550
Province of Ontario Canada, 1.60%, 9/21/16	720,000	734,018

		1,414,628

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	620,000	660,300

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

		Principal Amount	Value

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$500,000	$564,000

ITALY†
Republic of Italy, 6.875%, 9/27/23		400,000	411,760

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17		300,000	350,625
United Mexican States, 5.95%, 3/19/19		1,450,000	1,774,800
United Mexican States, 5.125%, 1/15/20		1,780,000	2,095,950
United Mexican States, 6.05%, 1/11/40		650,000	841,750
United Mexican States, MTN, 4.75%, 3/8/44		470,000	507,600

			5,570,725

PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37		310,000	423,460
Republic of Peru, 5.625%, 11/18/50		650,000	791,375

			1,214,835

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15		170,000	180,124
Poland Government International Bond, 5.125%, 4/21/21		450,000	498,600

			678,724

SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		750,000	795,728
Korea Development Bank, 3.25%, 3/9/16		540,000	560,294
Korea Development Bank, 4.00%, 9/9/16		710,000	759,306

			2,115,328

UNITED KINGDOM — 2.3%
Government of United Kingdom, 3.75%, 9/7/21	GBP	11,120,000	20,508,018
Government of United Kingdom, 4.50%, 12/7/42		3,475,000	7,015,630

			27,523,648

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $42,901,974)			45,173,173

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		$488,470	352,572
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.93%, 7/1/12		1,758,676	1,650,501
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		600,805	616,862
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.82%, 7/1/12		1,252,284	1,069,533

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	$52,614	$51,919
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	668,637	671,845
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 7/1/12	1,281,820	1,231,151
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	508,732	527,993
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	209,221	210,522
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	397,923	380,853
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.70%, 7/1/12	297,363	272,245
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	454,837	456,147
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	303,385	306,837
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.72%, 7/1/12	1,093,786	841,395
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.66%, 7/1/12	2,000,000	1,986,112
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	314,512	330,694
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 7/1/12	1,265,554	1,320,937
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/12	1,642,703	1,663,785
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	475,682	501,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 7/1/12	431,409	442,361
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,434,815	1,421,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	225,320	225,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	546,807	554,951
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,040,690	1,065,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 7/1/12	883,664	877,177
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,258,743	2,241,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	3,118,580	3,061,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	763,895	700,540
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	604,805	608,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,026,018	1,002,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,152,999	1,152,221
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	908,072	943,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 7/1/12	758,662	766,354

		29,506,308

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
FHLMC, Series 2684, Class FP, VRN, 0.74%, 7/15/12	$3,952,265	$3,965,681
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	571,558	633,023
FHLMC, Series 3397, Class GF, VRN, 0.74%, 7/15/12	7,053,565	7,106,976
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	283,255	283,764
FNMA, Series 1989-35, Class G, SEQ, 9.50%, 7/25/19	1,594	1,831
FNMA, Series 2006-43, Class FM, VRN, 0.55%, 7/25/12	1,093,287	1,094,735
FNMA, Series 2007-36, Class FB, VRN, 0.65%, 7/25/12	719,740	724,024

		13,810,034

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,958,722)		43,316,342

U.S. GOVERNMENT AGENCY SECURITIES — 1.7%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLB, 1.00%, 6/21/17	1,530,000	1,533,718
FHLMC, 1.00%, 6/29/17	1,700,000	1,707,038
FHLMC, 4.875%, 6/13/18	1,030,000	1,249,720
FHLMC, 2.375%, 1/13/22	1,800,000	1,852,770
FNMA, 1.625%, 10/26/15	1,280,000	1,326,911
FNMA, 5.00%, 2/13/17	1,000,000	1,185,357

		8,855,514

GOVERNMENT-BACKED CORPORATE BONDS(5) — 1.0%
Ally Financial, Inc., 1.75%, 10/30/12	4,000,000	4,019,848
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,024,940
General Electric Capital Corp., 2.625%, 12/28/12	2,465,000	2,493,362

		11,538,150

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $19,817,148)		20,393,664

MUNICIPAL SECURITIES — 1.5%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	195,000	239,957
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	360,000	492,775
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	380,000	522,128
California GO, (Building Bonds), 6.65%, 3/1/22	240,000	295,572
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	130,061
California GO, (Building Bonds), 7.30%, 10/1/39	200,000	250,846
California GO, (Building Bonds), 7.60%, 11/1/40	95,000	123,136
Illinois GO, 5.88%, 3/1/19	940,000	1,047,433
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	1,253,000	1,187,380
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	155,000	170,140

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Illinois GO, (Building Bonds), 7.35%, 7/1/35	$115,000	$133,708
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(6)	1,900,000	1,966,956
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35	230,000	263,076
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	400,000	545,532
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	480,000	638,059
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	70,000	86,520
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	360,206
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	305,000	395,384
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	630,265
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	687,412
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	661,342
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	530,000	751,365
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	335,000	432,770
New York City Municipal Water Finance Authority Rev., (Building Bonds), 5.95%, 6/15/42	325,000	430,336
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	45,000	54,553
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111	655,000	715,319
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	390,000	444,245
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	258,796
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	506,495
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	278,248
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	715,000	902,351
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	454,672
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	350,000	410,263
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	250,000	341,423
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	440,000	541,816
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	420,000	520,040
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	758,331

TOTAL MUNICIPAL SECURITIES (Cost $15,790,458)		18,628,911

ASSET-BACKED SECURITIES(1) — 0.2%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	964,595	981,649

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	$1,461,825	$1,462,407

TOTAL ASSET-BACKED SECURITIES (Cost $2,426,276)		2,444,056

TEMPORARY CASH INVESTMENTS — 3.2%

Lexington Parker Capital, 0.18%, 7/2/12(3)(7)	33,000,000	32,999,231
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $373,226), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $366,114)		366,114
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $374,386), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $366,115)		366,115
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $93,234), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $91,529)		91,529
SSgA U.S. Government Money Market Fund	327,213	327,213
U.S. Treasury Bill, 0.13%, 8/30/12(7)	4,000,000	3,999,688

TOTAL TEMPORARY CASH INVESTMENTS (Cost $38,149,940)		38,149,890

TOTAL INVESTMENT SECURITIES — 106.4% (Cost $1,237,200,410)		1,288,197,221

OTHER ASSETS AND LIABILITIES(8) — (6.4)%		(77,587,219)

TOTAL NET ASSETS — 100.0%		$1,210,610,002

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

3,936,500	CHF for EUR	UBS AG	7/27/12	$4,149,663	$(57,348)
1,005,098	EUR for CHF	Deutsche Bank	7/27/12	1,272,192	8,131
1,689,085	EUR for SEK	Deutsche Bank	7/27/12	2,137,941	35,536
1,685,409	EUR for SEK	UBS AG	7/27/12	2,133,289	15,403
15,095,500	SEK for EUR	UBS AG	7/27/12	2,180,300	86,465
23,700	AUD for USD	Barclays Bank plc	7/27/12	24,202	1,253
15,800	AUD for USD	HSBC Holdings plc	7/27/12	16,135	(58)
416,800	AUD for USD	Westpac Group	7/27/12	425,626	(2,052)
4,548,100	CAD for USD	Barclays Bank plc	7/27/12	4,464,900	(132,809)
219,400	CAD for USD	Barclays Bank plc	7/27/12	215,386	4,722
38,300	CAD for USD	Barclays Bank plc	7/27/12	37,599	275
143,700	CAD for USD	HSBC Holdings plc	7/27/12	141,071	(4,490)
5,400	CHF for USD	Barclays Bank plc	7/27/12	5,692	83
34,200	EUR for USD	Westpac Group	7/27/12	43,288	136
283,500	GBP for USD	Westpac Group	7/27/12	443,978	1,428
9,337,400	JPY for USD	Barclays Bank plc	7/27/12	116,852	(2,595)
3,233,503,802	KRW for USD	HSBC Holdings plc	7/27/12	2,820,013	(9,321)
854,500	NOK for USD	Barclays Bank plc	7/27/12	143,523	3,372
13,566,600	NOK for USD	Deutsche Bank	7/27/12	2,278,661	(77,470)

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

406,000	NOK for USD	HSBC Holdings plc	7/27/12	68,192	(2,590)
48,100	NZD for USD	Barclays Bank plc	7/27/12	38,441	2,115
62,800	NZD for USD	HSBC Holdings plc	7/27/12	50,189	(747)
645,600	NZD for USD	Westpac Group	7/27/12	515,956	(11,594)
18,431,300	SEK for USD	Barclays Bank plc	7/27/12	2,662,102	(55,938)
1,279,300	SEK for USD	Barclays Bank plc	7/27/12	184,774	6,905
736,600	SEK for USD	HSBC Holdings plc	7/27/12	106,390	(2,798)
1,525,200	SGD for USD	HSBC Holdings plc	7/27/12	1,204,019	(16,141)
21,186,400	TWD for USD	HSBC Holdings plc	7/27/12	710,495	(9,885)

				$28,590,869	$(220,012)

(Value on Settlement Date $28,810,881)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

3,279,487	EUR for CHF	UBS AG	7/27/12	$4,150,976	$56,035
1,206,600	CHF for EUR	Deutsche Bank	7/27/12	1,271,938	(7,877)
14,809,900	SEK for EUR	Deutsche Bank	7/27/12	2,139,049	(36,644)
15,086,100	SEK for EUR	UBS AG	7/27/12	2,178,942	(61,056)
1,671,335	EUR for SEK	UBS AG	7/27/12	2,115,475	(21,640)
14,300	AUD for USD	Barclays Bank plc	7/27/12	14,603	(233)
79,200	CAD for USD	Westpac Group	7/27/12	77,751	(458)
47,900	CHF for USD	Barclays Bank plc	7/27/12	50,494	(596)
47,900	CHF for USD	HSBC Holdings plc	7/27/12	50,494	2,325
2,049,300	CHF for USD	UBS AG	7/27/12	2,160,270	77,873
1,389,828	EUR for USD	Barclays Bank plc	7/27/12	1,759,160	65,893
151,500	EUR for USD	Barclays Bank plc	7/27/12	191,759	(2,396)
72,500	EUR for USD	Barclays Bank plc	7/27/12	91,766	(1,323)
36,400	EUR for USD	HSBC Holdings plc	7/27/12	46,073	2,126
918,500	GBP for USD	Barclays Bank plc	7/27/12	1,438,424	(24,715)
16,300	GBP for USD	Barclays Bank plc	7/27/12	25,527	(146)
17,145,619	GBP for USD	Deutsche Bank	7/27/12	26,851,037	450,447
754,707	GBP for USD	Deutsche Bank	7/27/12	1,181,915	(8,225)
212,500	GBP for USD	HSBC Holdings plc	7/27/12	332,787	11,764
425,506,600	JPY for USD	Barclays Bank plc	7/27/12	5,324,981	(48,099)
11,093,400	JPY for USD	Barclays Bank plc	7/27/12	138,828	329
1,556,100	JPY for USD	HSBC Holdings plc	7/27/12	19,474	(55)
99,461,200	JPY for USD	Westpac Group	7/27/12	1,244,702	19,098
53,700	NOK for USD	Barclays Bank plc	7/27/12	9,019	(142)
27,600	NZD for USD	Barclays Bank plc	7/27/12	22,058	(251)
297,300	SEK for USD	Barclays Bank plc	7/27/12	42,940	(801)

				$52,930,442	$471,233

(Value on Settlement Date $53,401,675)

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America, N.A./CDX North America Investment Grade 15 Index	$7,500,000	Sell*	1.00%	12/20/15	$38,109	$1,161	$39,270

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $58,786,067, which represented 4.9% of total net assets.

(4)	When-issued security.
(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.
(7)	The rate indicated is the yield to maturity at purchase.
(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Diversified Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$386,803,985	—
U.S. Treasury Securities	—	365,115,061	—
Corporate Bonds	—	303,719,112	—
Commercial Mortgage-Backed Securities	—	64,453,027	—
Sovereign Governments and Agencies	—	45,173,173	—
Collateralized Mortgage Obligations	—	43,316,342	—
U.S. Government Agency Securities	—	20,393,664	—
Municipal Securities	—	18,628,911	—
Asset-Backed Securities	—	2,444,056	—
Temporary Cash Investments	$327,213	37,822,677	—

Total Value of Investment Securities	$327,213	$1,287,870,008	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$251,221	—
Swap Agreements	—	1,161	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$252,382	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,237,578,470
Gross tax appreciation of investments	$51,461,238
Gross tax depreciation of investments	(842,487)
Net tax appreciation (depreciation) of investments	$50,618,751

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

June 30, 2012

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 54.2%

ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.23%, 7/5/12 (LIQ FAC: FNMA)	$1,485,000	$1,485,000
Alabama Industrial Development Authority (Simcala, Inc.), VRDN, 0.32%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	3,725,000	3,725,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.30%, 7/5/12 (LOC: Comerica Bank)	2,070,000	2,070,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.30%, 7/5/12 (LOC: Comerica Bank)	2,235,000	2,235,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.30%, 7/5/12 (LOC: Comerica Bank)	3,020,000	3,020,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.25%, 7/4/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,500,000	1,500,000
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.23%, 7/2/12	1,500,000	1,500,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.23%, 7/4/12 (LOC: PNC Bank N.A.)	3,425,000	3,425,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.27%, 7/5/12 (LIQ FAC: FHLMC)	920,000	920,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.28%, 7/4/12 (LOC: Bayerische Landesbank)	24,700,000	24,700,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.20%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.31%, 7/4/12	2,000,000	2,000,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.30%, 7/4/12 (LOC: Citibank N.A.)	8,500,000	8,500,000
California Infrastructure & Economic Development Bank (Bay Photo, Inc.), VRDN, 0.44%, 7/5/12 (LOC: Comerica Bank)	1,050,000	1,050,000
California Infrastructure & Economic Development Bank (iWorks, Inc.), VRDN, 0.30%, 7/5/12 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.35%, 7/5/12 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.39%, 7/5/12 (LOC: City National Bank and FHLB)	845,000	845,000
California State Enterprise Development Authority, Series 2008 B, (Ramar International Corp.), VRDN, 0.64%, 7/5/12 (LOC: Bank of the West)	555,000	555,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.35%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	2,820,000	2,820,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.30%, 7/5/12 (LIQ FAC: FNMA)	1,000,000	1,000,000
California Statewide Communities Development Authority Rev., (Cienega Gardens Apartments), VRDN, 0.23%, 7/5/12 (LOC: FHLB)	10,410,000	10,410,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.24%, 7/5/12 (LOC: FHLB)	1,200,000	1,200,000
California Statewide Communities Development Authority, Series 2001 S, (Birchcrest Apartments), VRDN, 0.20%, 7/2/12 (LOC: U.S. Bank N.A.)	955,000	955,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.25%, 7/2/12 (LOC: Wells Fargo Bank N.A.)	1,030,000	1,030,000

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Chicago O'Hare International Airport Rev., Series 1988 B, (Aces-General Airport Second Lien), VRDN, 0.30%, 7/4/12 (LOC: Bayerische Landesbank)	$3,400,000	$3,400,000
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	11,000,000	11,080,628
City of Chicago (Freedman Seating Co.), VRDN, 0.33%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	700,000	700,000
City of Chicago (Greetings, Inc.), VRDN, 0.24%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	2,155,000	2,155,000
City of Chicago, Series 1998 B, (Second Lien), VRDN, 0.22%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
City of Gary (Chemcoaters LLC), VRDN, 0.44%, 7/5/12 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Houston GO, Series 2012 B, (Public Improvement), 1.00%, 3/1/13	3,190,000	3,201,641
City of Hutchinson (Kroger Co.), VRDN, 0.25%, 7/5/12 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
City of Montebello, COP, VRDN, 0.39%, 7/4/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	5,820,000	5,820,000
City of New York GO, Series 1994 B, VRDN, 0.23%, 7/4/12 (LOC: Bayerische Landesbank)	1,000,000	1,000,000
City of New York GO, Series 2003 C, 4.75%, 9/15/12	6,895,000	6,953,117
City of New York GO, Series 2006 I-2, 5.40%, 4/1/13	5,135,000	5,323,484
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.34%, 7/4/12 (LOC: FHLB)	1,980,000	1,980,000
City of Pasadena, COP, (Los Robles Avenue Parking Facilities), VRDN, 0.16%, 7/3/12 (LOC: Bank of New York Mellon and California State Teacher's Retirement System)	100,000	100,000
City of Plymouth (The Lake Apartments), VRDN, 0.21%, 7/5/12 (LIQ FAC: FHLMC)	5,715,000	5,715,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.23%, 7/5/12	7,500,000	7,500,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.33%, 7/5/12 (LOC: Rabobank Nederland N.V. and Cooperative Centrale)	4,650,000	4,650,000
City of Shawnee (Simmons Co.), VRDN, 0.33%, 7/4/12 (LOC: Wells Fargo Bank N.A.)	1,110,000	1,110,000
Collier County Industrial Development Authority Rev., (Allete Inc.), VRDN, 0.23%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.28%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	1,045,000	1,045,000
Colorado Housing & Finance Authority Economic Development, Series 2004 B, (Corey Building), VRDN, 0.39%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	75,000	75,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.39%, 7/5/12 (LOC: Colorado Business Bank and FHLB)	875,000	875,000
County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.26%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	4,075,000	4,075,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.21%, 7/2/12	17,300,000	17,300,000
County of Lake (Rosewood Apartment), VRDN, 0.21%, 7/5/12 (LIQ FAC: FHLMC)	1,155,000	1,155,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.23%, 7/4/12 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Orange Pension Obligation Rev., Series 2012 A, 0.80%, 11/1/12	20,000,000	20,000,000
County of Will (BASF Corp.), VRDN, 0.33%, 7/4/12	1,700,000	1,700,000

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Floyd County Development Authority (Georgia Power Co. Plant Hammond), VRDN, 0.22%, 7/2/12	$11,900,000	$11,900,000
Gregg County Health Facilities Development Corp., Series 2006 B, (Good Shepherd Hospital), VRDN, 0.20%, 7/2/12 (Radian) (LOC: JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.23%, 7/4/12 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Memorial Health System), VRDN, 0.20%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	9,000,000	9,000,000
Iowa Finance Authority Health Facilities Rev., (Great River Medical Center), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	4,070,000	4,070,000
Iowa Higher Education Loan Authority (Cornell College), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.23%, 7/4/12 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.25%, 7/5/12 (LOC: FHLB)	2,565,000	2,565,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.23%, 7/5/12 (LOC: FNMA)	1,130,000	1,130,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.25%, 7/2/12 (LOC: Bayerische Landesbank)	23,250,000	23,250,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.33%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	1,270,000	1,270,000
Meadow Springs Country Club Rev., VRDN, 0.23%, 7/5/12 (LOC: U.S. Bank N.A.)	985,000	985,000
Milan Area Schools GO, VRDN, 0.26%, 7/5/12 (Q-SBLF)(LOC: Landesbank Hessen-Thuringen Girozentrale)	8,625,000	8,625,000
Mississippi Business Finance Corp. (Aurora Flight Sciences Corp.), VRDN, 0.37%, 7/5/12 (LOC: Branch Banking & Trust Co.)	11,885,000	11,885,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.32%, 7/5/12 (LOC: Trustmark National Bank and FHLB)	7,010,000	7,010,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.23%, 7/5/12 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Mobile Industrial Development Board Solid Waste Disposal (Alabama Power-Barry Plant), VRDN, 0.21%, 7/2/12	3,000,000	3,000,000
Morgan Hill Redevelopment Agency, Tax Allocation, Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.33%, 7/5/12 (LOC: Bank of Nova Scotia)	12,600,000	12,600,000
Moultrie-Colquitt Counties Development Authority (Kenda Properties LP), VRDN, 0.29%, 7/5/12 (LOC: Branch Banking & Trust)	2,550,000	2,550,000
Nevada Housing Division, Series 2002 B, (Multi-Unit Housing), VRDN, 0.31%, 7/5/12 (LIQ FAC: FNMA)	590,000	590,000
New Jersey Economic Development Authority Rev., Series 2008 C, (Cascade Corporation), VRDN, 1.25%, 7/4/12 (LOC: Bank of America N.A.)	985,000	985,000
New Jersey Economic Development Authority, Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.26%, 7/5/12 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	460,000	460,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.23%, 7/4/12 (LIQ FAC: FHLMC)	1,020,000	1,020,000
New York City Housing Development Corp. Rev., Series 2010 A, (Verde Apartments), VRDN, 0.26%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	5,900,000	5,900,000
New York City Housing Development Corp. Rev., Series 2010 A, (Verde Cooperative), VRDN, 0.26%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	5,035,000	5,035,000

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.28%, 7/4/12 (LOC: Landesbank Baden-Wurttemberg)	$18,600,000	$18,600,000
New York City Transitional Finance Authority Rev., Series 2003 D, (Future Tax Secured Bonds), 4.80%, 2/1/13	8,200,000	8,405,264
New York State Dormitory Authority Rev., Series 2011 D, 0.84%, 3/15/13	7,000,000	7,021,487
New York State Housing Finance Agency Rev., Series 2008 A, (West Village Apartments), VRDN, 0.28%, 7/4/12 (LOC: Citibank N.A.)	2,400,000	2,400,000
New York State Housing Finance Agency Rev., Series 2008 B, (West Village Apartments), VRDN, 0.35%, 7/4/12 (LOC: Wells Fargo Bank N.A.)	2,480,000	2,480,000
New York State Urban Development Corp. Rev., (Personal Income Tax), 0.50%, 3/15/13	2,000,000	2,001,393
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.28%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	805,000	805,000
Oregon State Economic Development Authority Rev., (McFarland Cascade), VRDN, 0.21%, 7/5/12 (LOC: U.S. Bank N.A.)	2,500,000	2,500,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.22%, 7/5/12 (LOC: PNC Bank N.A.)	1,165,000	1,165,000
Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.22%, 7/5/12 (LOC: PNC Bank N.A.)	1,600,000	1,600,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.23%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Phoenix Industrial Development Authority Rev., Series 2002 A, (Centertree), VRDN, 0.24%, 7/5/12 (LOC: East West Bank and FHLB)	5,310,000	5,310,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.23%, 7/4/12	5,000,000	5,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.20%, 7/5/12 (LOC: JPMorgan Chase Bank N.A. and Toronto Dominion Bank)	8,000,000	8,000,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.23%, 7/2/12	6,025,000	6,025,000
Putnam Hospital Center (Multi-Mode), VRDN, 0.18%, 7/4/12 (LOC: JPMorgan Chase Bank N.A.)	2,485,000	2,485,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.29%, 7/5/12 (LIQ FAC: FHLMC)	2,100,000	2,100,000
Richmond County Development Authority, Series 2011 A, (Hoback Investments), VRDN, 0.28%, 7/5/12 (LOC: Branch Banking & Trust)	4,030,000	4,030,000
San Francisco City & County Multifamily Housing Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.38%, 7/5/12 (LOC: Citibank N.A.)	4,675,000	4,675,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.38%, 7/5/12 (LOC: Citibank N.A.)	1,845,000	1,845,000
San Mateo County Housing Authority Rev., Series 1987 A, (Pacific Oaks Apartments), VRDN, 0.28%, 7/4/12 (LOC: Wells Fargo Bank N.A.)	3,600,000	3,600,000
Smyrna Housing Authority Rev., (Walton Grove LP), VRDN, 0.23%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.28%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	4,100,000	4,100,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.23%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	7,270,000	7,270,000
South Dakota Housing Development Authority Rev., Series 2003 F, (Home Ownership Mortgage), VRDN, 0.28%, 7/5/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,500,000	5,500,000
Southeast Industrial Development Agency (Powers Fasteners, Inc.), VRDN, 0.15%, 7/5/12 (LOC: Bank of New York Mellon)	2,500,000	2,500,000

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Southeast Industrial Development Agency (Powers Fasteners, Inc.), VRDN, 0.17%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	$1,870,000	$1,870,000
St. Paul Port Authority Rev., (Public Radio), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	1,365,000	1,365,000
St. Paul's Episcopal Church Rev., VRDN, 0.33%, 7/4/12 (LOC: JPMorgan Chase Bank N.A.)	5,500,000	5,500,000
State of Ohio Rev., Series 2012 B, 0.60%, 5/30/13	4,250,000	4,250,000
State of Ohio Rev., Series 2012 B, (Development Assistance), 0.60%, 5/30/13	1,935,000	1,935,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 7/2/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,565,000	5,565,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 7/2/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,975,000	4,975,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.23%, 7/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,250,000	5,250,000
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.23%, 7/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,300,000	4,300,000
Stockton Public Financing Authority Rev., Series 2010 A, VRDN, 0.50%, 7/4/12 (LOC: Union Bank N.A.)	20,000,000	20,000,000
University of California, Series 2011 AA-1, 0.48%, 7/1/12	5,000,000	5,000,000
University of California, Series 2011 AA-2, 0.89%, 7/1/13	5,000,000	5,023,493
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron Inc.), VRDN, 0.26%, 7/5/12 (LOC: U.S. Bank N.A.)	2,065,000	2,065,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.44%, 7/5/12 (LOC: U.S. Bank N.A.)	1,415,000	1,415,000
Washington Economic Development Finance Authority, Series 2007 K, (Ocean Gold Seafoods, Inc.), VRDN, 0.39%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	85,000	85,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.33%, 7/5/12 (LOC: U.S. Bank N.A.)	2,820,000	2,820,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.26%, 7/5/12 (LIQ FAC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.23%, 7/4/12 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2003 B, (Rosemont Apartments), VRDN, 0.28%, 7/5/12 (LOC: East West Bank and FHLB)	2,000,000	2,000,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.25%, 7/5/12 (LOC: East West Bank and FHLB)	5,000,000	5,000,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.23%, 7/5/12 (LOC: East West Bank and FHLB)	3,700,000	3,700,000
Washington State Housing Finance Commission, Series 2004 B, (Silver Creek), VRDN, 0.23%, 7/5/12 (LOC: East West Bank and FHLB)	2,340,000	2,340,000
West Virginia Hospital Finance Authority (United Health System), VRDN, 0.40%, 7/2/12 (LOC: Bank of America N.A.)	1,415,000	1,415,000
Wisconsin Health & Educational Facilities Authority (National Regency of New Berlin, Inc.), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority (Wasau Hospital), VRDN, 0.18%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital Inc.), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	1,570,000	1,570,000
Wisconsin Health & Educational Facilities Authority, Series 2007 A, (Fort Healthcare Inc.), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	3,525,000	3,525,000

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.17%, 7/2/12 (LOC: U.S. Bank N.A.)	$3,400,000	$3,400,000

TOTAL MUNICIPAL SECURITIES		539,225,507

COMMERCIAL PAPER(1) — 27.2%

Bank of Nova Scotia, 0.25%, 10/12/12	30,000,000	30,000,000
Barclays Bank PLC, 0.20%, 7/2/12(2)	7,500,000	7,499,958
Catholic Health Initiatives, 0.32%, 7/11/12	4,000,000	4,000,000
Charta LLC, 0.46%, 7/10/12(2)	5,000,000	4,999,438
Charta LLC, 0.51%, 7/16/12(2)	16,700,000	16,696,591
Charta LLC, 0.48%, 8/3/12(2)	11,000,000	10,995,261
Charta LLC, 0.49%, 8/3/12(2)	2,400,000	2,398,922
Charta LLC, 0.46%, 8/8/12(2)	7,000,000	6,996,675
City of Chicago, 0.33%, 8/8/12	15,000,000	14,994,933
CRC Funding LLC, 0.45%, 7/2/12(2)	18,250,000	18,249,772
CRC Funding LLC, 0.46%, 7/18/12(2)	3,750,000	3,749,203
CRC Funding LLC, 0.53%, 8/1/12(2)	5,000,000	4,997,761
CRC Funding LLC, 0.50%, 8/16/12(2)	3,000,000	2,998,083
Crown Point Capital Co. LLC, 0.30%, 7/5/12(2)	15,000,000	14,999,500
Govco LLC, 0.47%, 7/5/12(2)	10,000,000	9,999,489
Govco LLC, 0.50%, 7/16/12(2)	27,000,000	26,994,375
Govco LLC, 0.55%, 8/16/12(2)	10,000,000	9,992,972
Legacy Capital LLC, 0.28%, 7/5/12(2)	15,000,000	14,999,533
Lexington Parker Capital, 0.28%, 7/5/12(2)	15,000,000	14,999,533
San Diego County Water Authority, 0.26%, 8/7/12	3,285,000	3,285,000
Toyota Motor Credit Corp., 0.33%, 10/5/12	12,000,000	11,989,760
Toyota Motor Credit Corp., 0.34%, 10/5/12	23,000,000	22,979,760
Toyota Motor Credit Corp., 0.26%, 11/23/12	12,000,000	11,987,433

TOTAL COMMERCIAL PAPER		270,803,952

CORPORATE BONDS — 14.6%

2880 Stevens Creek LLC, VRDN, 0.60%, 7/4/12 (LOC: Bank of the West)	4,670,000	4,670,000
Anacortes Class Assets LLC, VRDN, 0.74%, 7/5/12 (LOC: Bank of America N.A.)	2,070,000	2,070,000
Castleton United Methodist Church, Inc., VRDN, 0.45%, 7/5/12 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Chipmatic/Ottawa Property Group, VRDN, 0.39%, 7/5/12 (LOC: Comerica Bank)	2,620,000	2,620,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.23%, 7/5/12 (LOC: FHLB)	8,313,000	8,313,000
D & I Properties LLC, VRDN, 0.27%, 7/4/12 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.25%, 7/5/12 (LOC: FHLB)	5,200,000	5,200,000
EMF LLC, VRDN, 0.38%, 7/5/12 (LOC: Comerica Bank)	4,600,000	4,600,000
Fairfield North Texas Associates LP, VRDN, 0.25%, 7/5/12 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.32%, 7/6/12 (LOC: FHLB)	5,600,000	5,600,000
Flatley Hospitality LLC, VRDN, 0.25%, 7/5/12 (LOC: FHLB)	600,000	600,000
General Electric Capital Corp., 3.50%, 8/13/12	2,014,000	2,021,284
GFRE Holdings LLC, VRDN, 0.25%, 7/5/12 (LOC: FHLB)	1,685,000	1,685,000
Grace Community Church of Amarillo, VRDN, 0.37%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Greenback San Juan Associates LP, VRDN, 0.24%, 7/5/12 (LOC: FHLB)	7,800,000	7,800,000

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Hart Family Holdings LLC, VRDN, 0.21%, 7/5/12 (LOC: FHLB)	$15,295,000	$15,295,000
HHH Investment Co., VRDN, 0.60%, 7/4/12 (LOC: Bank of the West)	7,780,000	7,780,000
High Track LLC, VRDN, 0.25%, 7/4/12 (LOC: FHLB)	8,355,000	8,355,000
JBR, Inc., VRDN, 0.39%, 7/5/12 (LOC: U.S. Bank N.A.)	5,310,000	5,310,000
Labcon North America, VRDN, 0.65%, 7/4/12 (LOC: Bank of the West)	2,300,000	2,300,000
Lakeport Group LLC, VRDN, 0.38%, 7/4/12 (LOC: Union Bank of California N.A.)	4,210,000	4,210,000
Manse on Marsh LP, VRDN, 0.39%, 7/5/12 (LOC: FHLB)	11,355,000	11,355,000
Ness Family Partners LP, VRDN, 0.65%, 7/4/12 (LOC: Bank of the West)	1,540,000	1,540,000
Relay Relay LLC, VRDN, 1.00%, 7/5/12 (LOC: FHLB)	6,995,000	6,995,000
Renaissance Anaheim Associates LP, VRDN, 0.24%, 7/5/12 (LOC: FHLB)	8,600,000	8,600,000
RMD Note Issue LLC, VRDN, 0.25%, 7/4/12 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.17%, 7/5/12 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Salvation Army (The), VRDN, 0.17%, 7/5/12 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Shell International Finance BV, 1.875%, 3/25/13	7,834,000	7,922,971

TOTAL CORPORATE BONDS		145,377,255

U.S. GOVERNMENT AGENCY SECURITIES — 4.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
Federal Home Loan Bank, VRN, 0.28%, 7/2/12	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 0.32%, 7/2/12	8,000,000	8,000,000

		23,000,000

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.7%
Federal Home Loan Bank, 0.30%, 6/17/13	10,000,000	10,000,000
Federal Home Loan Bank, 0.30%, 7/3/13	7,000,000	6,999,795

		16,999,795

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		39,999,795

TEMPORARY CASH INVESTMENTS — 0.1%

SSgA U.S. Government Money Market Fund	285,724	285,724

TOTAL INVESTMENT SECURITIES — 100.1%		995,692,233

OTHER ASSETS AND LIABILITIES — (0.1)%		(810,511)

TOTAL NET ASSETS — 100.0%		$994,881,722

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
Q-SBLF	-	Qualified School Board Loan Fund
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $171,567,066, which represented 17.2% of total net assets. None of these securities were considered illiquid.

Premium Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Municipal Securities	—	$539,225,507	—
Commercial Paper	—	270,803,952	—
Corporate Bonds	—	145,377,255	—
U.S. Government Agency Securities	—	39,999,795	—
Temporary Cash Investments	$285,724	—	—

Total Value of Investment Securities	$285,724	$995,406,509	—

3. Federal Tax Information

As of June 30, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$995,692,233

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

June 30, 2012

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL PAPER(1) — 43.2%

Bank of Nova Scotia, 0.72%, 8/9/12	$1,700,000	$1,700,765
Bank of Nova Scotia, 0.32%, 10/12/12	25,000,000	25,000,000
Bank of Nova Scotia, 0.77%, 10/18/12	3,000,000	3,004,456
Barclays Bank PLC, 0.20%, 7/2/12(2)	42,500,000	42,499,764
BASF SE, 0.20%, 8/13/12(2)	8,000,000	7,998,089
BNP Paribas Finance, Inc., 0.12%, 7/2/12 (LOC: BNP Paribas)	33,000,000	32,999,890
Catholic Health Initiatives, 0.24%, 8/7/12	16,750,000	16,750,000
Catholic Health Initiatives, 0.28%, 10/4/12	9,250,000	9,250,000
Charta LLC, 0.45%, 7/2/12(2)	17,900,000	17,899,776
Charta LLC, 0.46%, 7/2/12(2)	20,000,000	19,999,750
Charta LLC, 0.46%, 7/9/12(2)	5,000,000	4,999,500
Charta LLC, 0.50%, 8/16/12(2)	15,000,000	14,990,417
City of Austin, 0.18%, 8/15/12 (LOC: JPMorgan Chase Bank N.A.)	1,588,000	1,587,643
City of Austin, 0.20%, 8/15/12 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	3,999,000
County of Oakland-Alameda, 0.24%, 8/20/12 (LOC: Bank of New York Mellon)	30,000,000	30,000,000
CRC Funding LLC, 0.46%, 7/10/12(2)	30,000,000	29,996,625
CRC Funding LLC, 0.51%, 8/16/12(2)	40,000,000	39,974,444
Crown Point Capital Co. LLC, 0.30%, 7/5/12(2)	35,000,000	34,998,833
General Electric Capital Corp., 0.24%, 10/2/12	50,000,000	49,969,000
Govco LLC, 0.46%, 7/5/12(2)	34,000,000	33,998,300
Govco LLC, 0.47%, 7/5/12(2)	25,000,000	24,998,722
Govco LLC, 0.48%, 7/9/12(2)	32,000,000	31,996,587
Govco LLC, 0.43%, 7/16/12(2)	8,000,000	7,998,567
Govco LLC, 0.51%, 7/18/12(2)	3,000,000	2,999,292
Honeywell International Inc., 0.26%, 9/27/12(2)	50,000,000	49,968,222
Jupiter Securitization Co. LLC, 0.20%, 7/3/12(2)	10,000,000	9,999,889
Jupiter Securitization Co. LLC, 0.20%, 7/5/12(2)	30,000,000	29,999,333
Legacy Capital LLC, 0.30%, 7/5/12(2)	35,000,000	34,998,833
Lexington Parker Capital, 0.30%, 7/5/12(2)	35,000,000	34,998,833
Liberty Street Funding LLC, 0.22%, 9/20/12 (LOC: Bank of Nova Scotia)(2)	25,000,000	24,987,625
Nestle Finance International Ltd., 0.30%, 12/17/12 (LOC: Nestle S.A.)	20,000,000	19,971,833
Nestle Finance International Ltd., 0.31%, 1/15/13 (LOC: Nestle S.A.)	30,000,000	29,948,850
Proctor & Gamble Co. (The), 0.14%, 7/30/12(2)	18,653,000	18,650,896
Providence Health & Services, 0.24%, 10/9/12	30,000,000	30,000,000
Reckitt Benckiser Treasury Services PLC, 0.25%, 8/16/12 (LOC: Reckitt Benckiser Group PLC)(2)	3,200,000	3,198,978
Reckitt Benckiser Treasury Services PLC, 0.22%, 8/29/12 (LOC: Reckitt Benckiser Group PLC)(2)	1,100,000	1,099,603
Reckitt Benckiser Treasury Services PLC, 0.24%, 9/12/12 (LOC: Reckitt Benckiser Group PLC)(2)	500,000	499,757
Reckitt Benckiser Treasury Services PLC, 0.25%, 9/28/12 (LOC: Reckitt Benckiser Group PLC)(2)	20,000,000	19,987,639
San Diego County Water Authority, 0.20%, 8/3/12	17,500,000	17,500,000
Thunder Bay Funding LLC, 0.23%, 8/1/12 (LOC: Royal Bank of Canada)(2)	40,000,000	39,992,078
Thunder Bay Funding LLC, 0.21%, 9/5/12 (LOC: Royal Bank of Canada)(2)	4,531,000	4,529,256
Thunder Bay Funding LLC, 0.21%, 9/17/12 (LOC: Royal Bank of Canada)(2)	26,209,000	26,197,075
Thunder Bay Funding LLC, 0.21%, 9/24/12 (LOC: Royal Bank of Canada)(2)	6,000,000	5,997,025
Thunder Bay Funding LLC, 0.24%, 10/23/12 (LOC: Royal Bank of Canada)(2)	30,000,000	29,977,200
Toyota Credit of Puerto Rico, 0.34%, 10/5/12 (LOC: Toyota Motor Credit Corp.)	8,000,000	7,992,960
Toyota Motor Credit Corp., 0.27%, 11/26/12	25,000,000	24,972,250

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

University of California, 0.19%, 8/8/12	$20,000,000	$19,995,989

TOTAL COMMERCIAL PAPER		975,073,544

MUNICIPAL SECURITIES — 32.4%

ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.25%, 7/2/12 (LOC: Bank of America N.A.)	3,010,000	3,010,000
ABAG Finance Authority for Nonprofit Corps. Series 2001 B (Public Policy Institute), VRDN, 0.38%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Autumn Press Inc.), VRDN, 0.23%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	1,702,000	1,702,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.60%, 7/5/12 (LOC: Bank of the West)	1,700,000	1,700,000
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.23%, 7/2/12	7,200,000	7,200,000
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.23%, 7/2/12	2,200,000	2,200,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.30%, 7/4/12 (LOC: Citibank N.A.)	11,000,000	11,000,000
Brookhaven Industrial Development Agency Rev., (Methodist Hospital System), VRDN, 0.18%, 7/5/12 (LOC: U.S. Bank N.A.)	3,760,000	3,760,000
California Statewide Communities Development Authority (Varenna Care Center), VRDN, 0.22%, 7/5/12 (LOC: FHLB)	2,970,000	2,970,000
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	5,000,000	5,036,649
City of Alliance (Alliance Obligated Group), VRDN, 0.20%, 7/2/12 (Radian) (LOC: JPMorgan Chase Bank N.A.)	2,425,000	2,425,000
City of Chicago (Lufthansa German), VRDN, 0.25%, 7/4/12 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.16%, 7/4/12	15,900,000	15,900,000
City of El Monte COP, Series 2003 B (Community Improvement), VRDN, 0.39%, 7/5/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,710,000	1,710,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.20%, 7/5/12 (LIQ FAC: FNMA)	9,275,000	9,275,000
City of New York GO, Series 2011 J1, 0.87%, 6/1/13	4,500,000	4,519,291
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.21%, 7/5/12 (LOC: FHLMC)	2,900,000	2,900,000
City of Pasadena, COP, (Los Robles Avenue Parking Facilities), VRDN, 0.16%, 7/3/12 (LOC: Bank of New York Mellon and California State Teacher's Retirement System)	2,200,000	2,200,000
City of Portland GO, (Pension Buildings), VRDN, 0.39%, 7/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	29,900,000	29,900,000
City of Quincy (Blessing Hospital), VRDN, 0.34%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	3,110,000	3,110,000
City of Riverside Water Rev., Series 2011 A, VRN, 0.23%, 7/5/12	9,000,000	9,000,000
City of San Jose Rev., Series 1999 A, (Kimberly Woods Apartments), VRDN, 0.17%, 7/5/12 (LIQ FAC: FHLMC)	16,050,000	16,050,000
Colorado Educational & Cultural Facilities Authority, Series 2005 C1 (National Jewish Federation Bond Program), VRDN, 0.18%, 7/2/12 (LOC: U.S. Bank N.A.)	10,890,000	10,890,000
Connecticut Housing Finance Authority, Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.17%, 7/5/12 (SBBPA: FHLB)	19,055,000	19,055,000

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

County of Buchanan, Series 2009 A, (Lifeline Foods, LLC), VRDN, 0.26%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	$6,450,000	$6,450,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.21%, 7/2/12	19,700,000	19,700,000
Floyd County Development Authority (Georgia Power Co. Plant Hammond), VRDN, 0.22%, 7/2/12	8,000,000	8,000,000
Harris County Cultural Education Facilities Finance Corp. Rev, Series 2008 C1, (Methodist Hospital System), VRDN, 0.16%, 7/2/12	21,900,000	21,900,000
Harris County Health Facilities Development Authority Rev., Series 2007 B, (Baylor College of Medicine), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	11,800,000	11,800,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.19%, 7/5/12 (LIQ FAC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.20%, 7/3/12 (LOC: Union Bank of California N.A.)	9,162,000	9,162,000
Illinois Finance Authority Rev., Series 2009 B, (Provena Health), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	9,100,000	9,100,000
Iowa Finance Authority Rev., Series 2009 F, VRN, 5.00%, 8/15/12	1,300,000	1,307,445
Iowa Finance Authority Private College (Central College), VRDN, 0.17%, 7/2/12 (LOC: Wells Fargo Bank N.A.)	1,150,000	1,150,000
JEA, 2.00%, 10/1/12	7,935,000	7,965,189
JJB Properties LLC (Rental Property), VRDN, 0.23%, 7/5/12 (LOC: Arvest Bank and FHLB)	5,850,000	5,850,000
King County Housing Authority (Auburn Court Apartments), VRDN, 0.20%, 7/5/12 (LIQ FAC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.25%, 7/5/12 (LOC: FHLB)	6,965,000	6,965,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.25%, 7/2/12 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Louisiana Public Facilities Authority (Dynamic Fuels LLC), VRDN, 0.18%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	25,465,000	25,465,000
Maryland Community Development Administration Rev., Series 2008 C, (Multi-Family Development), VRDN, 0.19%, 7/5/12 (LIQ FAC: FHLMC)	5,875,000	5,875,000
Massachusetts Water Resources Authority Series 2002 C, (Multi-Modal), VRDN, 0.18%, 7/2/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000	5,420,000
Mississippi Business Finance Corp. (Medical Development Properties LLC), VRDN, 0.32%, 7/5/12 (LOC: BancorpSouth Bank and FHLB)	4,725,000	4,725,000
Mississippi Business Finance Corp., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.32%, 7/5/12 (LOC: Trustmark National Bank and FHLB)	3,490,000	3,490,000
Missouri State Health & Educational Facilities Authority Series 2002 A, (Christian Brothers), VRDN, 0.18%, 7/5/12 (LOC: Commerce Bank N.A.)	8,700,000	8,700,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.20%, 7/5/12 (LOC: Wells Fargo Bank N.A.)	13,595,000	13,595,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.18%, 7/5/12 (LOC: East West Bank)(SBBPA: FHLB)	5,000,000	5,000,000
Nevada Housing Division Rev., Series 1999 A, (Apache), VRDN, 0.18%, 7/5/12 (LIQ FAC: FNMA)	7,000,000	7,000,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.18%, 7/2/12 (LOC: TD Bank N.A.)	9,335,000	9,335,000
New Mexico Educational Assistance Foundation Series 2003 A2, (Education Loan), VRDN, 0.20%, 7/4/12 (LOC: Royal Bank of Canada)	4,150,000	4,150,000

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.28%, 7/4/12 (LOC: Wells Fargo Bank N.A.)	$8,645,000	$8,645,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.41%, 7/4/12 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2004 A, (Nagle Courtyard Apartments), VRDN, 0.21%, 7/4/12 (LIQ FAC: FNMA)	4,200,000	4,200,000
New York City Housing Development Corp., Series 2003 A, (Upper East Lease Associations), VRDN, 0.28%, 7/4/12 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Transitional Finance Authority Rev., Series 2002-3E, (Future Tax Secured Revenue),VRDN, 0.21%, 7/2/12 (SBBPA: Landesbank Baden-Wurttemberg)	4,400,000	4,400,000
New York State Dormitory Authority Rev., Series 2011 D, 0.84%, 3/15/13	6,500,000	6,520,844
New York State Housing Finance Agency Rev., Series 2002 A, VRDN, 0.17%, 7/4/12 (FAC: FHLMC)	13,000,000	13,000,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.24%, 7/5/12 (LIQ FAC: FNMA)	5,600,000	5,600,000
Oregon State Housing & Community Services Department, Series 2009 B1, (Pearl Family Housing), VRDN, 0.16%, 7/5/12 (LOC: U.S. Bank N.A.)	3,650,000	3,650,000
Pennsylvania Economic Development Financing Authority (NHS-AVS LLC), VRDN, 0.16%, 7/2/12 (LOC: Commerce Bank and TD Bank N.A.)	9,495,000	9,495,000
Port Freeport (BASF Corp.), VRDN, 0.33%, 7/4/12	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.33%, 7/4/12	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.23%, 7/4/12	10,000,000	10,000,000
Port of Corpus Christi Authority of Nueces County, Series 2002 A, (Flint Hillls Resources), VRDN, 0.23%, 7/4/12	15,000,000	15,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.20%, 7/5/12 (LOC: JPMorgan Chase Bank N.A. and Toronto Dominion Bank)	6,405,000	6,405,000
Putnam County Development Authority Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.23%, 7/2/12	6,800,000	6,800,000
Rhode Island Health & Educational Building Corp. (Bryant University), VRDN, 0.17%, 7/4/12 (LOC: TD Bank N.A.)	19,970,000	19,970,000
San Pablo Redevelopment Agency Tax Allocation Rev., VRDN, 0.15%, 7/2/12 (LOC: Union Bank of California N.A.)	11,100,000	11,100,000
Santa Ana Housing Authority, Series 1996 A, (Vintage Apartments), VRDN, 0.19%, 7/5/12 (LIQ FAC: FNMA)	5,335,000	5,335,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.28%, 7/5/12 (LOC: PNC Bank N.A.)	2,685,000	2,685,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.22%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	10,000,000	10,000,000
South Dakota Health & Educational Facilities Authority (Regular Health), VRDN, 0.17%, 7/2/12 (LOC: U.S. Bank N.A.)	27,805,000	27,805,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.24%, 7/5/12	6,300,000	6,300,000
State of Ohio Rev., Series 2012 B, (Development Assistance), 0.60%, 5/30/13	13,815,000	13,815,000
State of Texas GO, Series 2002 IB (Veterans Housing), VRDN, 0.19%, 7/4/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
State of Wisconsin Rev., Series 2003 A, 4.80%, 5/1/13 (AGM)	6,600,000	6,835,843
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.24%, 7/5/12 (SBBPA: JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
University of California, Series 2011 AA-1, 0.48%, 7/1/12	5,000,000	5,000,000
University of California, Series 2011 AA-2, 0.89%, 7/1/13	6,635,000	6,664,900

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

University of Kansas Hospital Authority (Health System), VRDN, 0.17%, 7/2/12 (LOC: U.S. Bank N.A.)	$6,020,000	$6,020,000
USF Financing Corp. COP, Series 2005 B-1, (Master Lease Program), VRDN, 0.19%, 7/4/12 (AMBAC)(LOC: Wells Fargo Bank N.A.)	6,550,000	6,550,000
Washington State Housing Finance Commission (Vintage Chehalis Senior Living), VRDN, 0.21%, 7/5/12 (LIQ FAC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission, Series 1996 A, (Brittany Park LLC), VRDN, 0.21%, 7/5/12 (LIQ FAC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission, Series 2004 A (Vintage Burien Senior Living), VRDN, 0.21%, 7/5/12 (LIQ FAC: FNMA)	6,570,000	6,570,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.16%, 7/4/12 (LOC: Bank of America N.A. and TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority (National Regency of New Berlin, Inc.), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	7,700,000	7,700,000
Wisconsin Health & Educational Facilities Authority, Series 2007 A, (Fort Healthcare Inc.), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank N.A.)	2,525,000	2,525,000
Wisconsin Health & Educational Facilities Authority, Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.17%, 7/2/12 (LOC: JPMorgan Chase Bank)	13,410,000	13,410,000

TOTAL MUNICIPAL SECURITIES		730,774,161

U.S. GOVERNMENT AGENCY SECURITIES — 12.9%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 8.9%
Federal Farm Credit Bank, VRN, 0.15%, 7/7/12	91,000,000	91,000,000
Federal Farm Credit Bank, VRN, 0.26%, 7/12/12	10,000,000	10,000,573
Federal Farm Credit Bank, VRN, 0.41%, 7/25/12	5,545,000	5,554,871
Federal Home Loan Bank, VRN, 0.28%, 7/2/12	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.29%, 7/2/12	10,000,000	10,002,269
Federal Home Loan Bank, VRN, 0.30%, 7/2/12	18,000,000	18,002,068
Federal Home Loan Bank, VRN, 0.32%, 7/2/12	17,000,000	17,000,000

		201,559,781

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.0%
Federal Home Loan Bank, 0.35%, 10/3/12	10,533,250	10,538,853
Federal Home Loan Bank, 0.25%, 2/28/13	40,000,000	40,000,000
Federal Home Loan Bank, 0.30%, 6/10/13	15,000,000	15,000,000
Federal Home Loan Bank, 0.30%, 6/13/13	15,000,000	15,000,000
Federal Home Loan Bank, 0.30%, 7/3/13	10,000,000	10,000,000

		90,538,853

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		292,098,634

CORPORATE BONDS — 6.7%

Berkshire Hathaway Finance Corp., 5.125%, 9/15/12 (LOC: Berkshire Hathaway, Inc.)	2,250,000	2,272,306
Blodgett Capital LLC, VRDN, 0.25%, 7/5/12 (LOC: FHLB)	5,625,000	5,625,000

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Calvert Crossing Golf Club LLC, VRDN, 0.33%, 7/5/12 (LOC: FHLB)	$1,000,000	$1,000,000
Colorado Natural Gas, Inc., VRDN, 0.39%, 7/5/12 (LOC: JPMorgan Chase Bank N.A.)	2,435,000	2,435,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.23%, 7/5/12 (LOC: FHLB)	20,327,000	20,327,000
General Electric Capital Corp., MTN, 5.25%, 10/19/12	11,000,000	11,159,145
Herman & Kittle Capital LLC, VRDN, 0.54%, 7/5/12 (LOC: FHLB)	1,295,000	1,295,000
HHH Investment Co., VRDN, 0.60%, 7/4/12 (LOC: Bank of the West)	6,680,000	6,680,000
High Track LLC, VRDN, 0.25%, 7/5/12 (LOC: FHLB)	2,450,000	2,450,000
IBM International Group Capital LLC, 5.05%, 10/22/12	15,609,000	15,837,930
International Business Machines Corp., 4.75%, 11/29/12	2,735,000	2,784,730
Labcon North America, VRDN, 0.65%, 7/4/12 (LOC: Bank of the West)	1,875,000	1,875,000
Lammert Building LP, VRDN, 0.40%, 7/5/12 (LOC: U.S. Bank N.A.)(2)	2,935,000	2,935,000
Northcreek Church, VRDN, 0.50%, 7/5/12 (LOC: FHLB)	10,695,000	10,695,000
PepsiAmericas, Inc., 5.75%, 7/31/12 (LOC: PepsiCo, Inc.)	6,000,000	6,026,532
PepsiAmericas, Inc., 4.50%, 3/15/13 (LOC: PepsiCo, Inc.)	2,000,000	2,058,678
PepsiCo, Inc., 4.65%, 2/15/13	12,217,000	12,542,262
RMD Note Issue LLC, VRDN, 0.25%, 7/4/12 (LOC: FHLB)	9,590,000	9,590,000
Saddleback Valley Community Church, VRDN, 0.18%, 7/5/12 (LOC: FHLB)	9,015,000	9,015,000
Salvation Army (The), VRDN, 0.17%, 7/5/12 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Salvation Army (The), VRDN, 0.17%, 7/5/12 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Shell International Finance BV, 1.875%, 3/25/13	9,647,000	9,756,929

TOTAL CORPORATE BONDS		151,860,512

U.S. TREASURY SECURITIES (1) — 4.9%

U.S. Treasury Note, 1.375%, 9/15/12	60,000,000	60,155,775
U.S. Treasury Note, 3.125%, 4/30/13	50,000,000	51,209,035

TOTAL U.S. TREASURY SECURITIES		111,364,810

TEMPORARY CASH INVESTMENTS — 0.2%

SSgA U.S. Government Money Market Fund	3,592,474	3,592,474
TOTAL INVESTMENT SECURITIES — 100.3%		2,264,764,135

OTHER ASSETS AND LIABILITIES — (0.3)%		(6,052,846)

TOTAL NET ASSETS — 100.0%		$2,258,711,289

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

MTN	-	Medium Term Note
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $653,365,908, which represented 28.9% of total net assets. None of these securities were considered illiquid.

Prime Money Market - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Commercial Paper	—	$975,073,544	—
Municipal Securities	—	730,774,161	—
U.S. Government Agency Securities	—	292,098,634	—
Corporate Bonds	—	151,860,512	—
U.S. Treasury Securities	—	111,364,810	—
Temporary Cash Investments	$3,592,474	—	—

Total Value of Investment Securities	$3,592,474	$2,261,171,661	—

3. Federal Tax Information

As of June 30, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,264,764,135

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

June 30, 2012

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 40.5%

U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	$4,131,322	$4,268,494
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	3,785,280	4,120,928
U.S. Treasury Notes, 0.75%, 9/15/13	6,500,000	6,538,090
U.S. Treasury Notes, 0.50%, 10/15/13	3,000,000	3,008,790
U.S. Treasury Notes, 0.75%, 12/15/13	8,000,000	8,053,128
U.S. Treasury Notes, 1.25%, 2/15/14	5,500,000	5,583,358
U.S. Treasury Notes, 0.75%, 6/15/14	1,000,000	1,008,516
U.S. Treasury Notes, 0.625%, 7/15/14	24,500,000	24,647,392
U.S. Treasury Notes, 0.50%, 8/15/14	6,000,000	6,021,564
U.S. Treasury Notes, 2.375%, 8/31/14	4,000,000	4,175,312
U.S. Treasury Notes, 0.25%, 9/15/14	19,000,000	18,962,893
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,039,060
U.S. Treasury Notes, 0.375%, 11/15/14	3,000,000	3,002,343
U.S. Treasury Notes, 2.125%, 11/30/14	6,500,000	6,775,236
U.S. Treasury Notes, 2.625%, 12/31/14	3,000,000	3,168,984
U.S. Treasury Notes, 0.25%, 1/15/15	3,000,000	2,992,032
U.S. Treasury Notes, 2.25%, 1/31/15	21,500,000	22,533,011
U.S. Treasury Notes, 0.25%, 2/15/15	4,000,000	3,986,876
U.S. Treasury Notes, 2.375%, 2/28/15	3,300,000	3,473,765
U.S. Treasury Notes, 1.875%, 6/30/15	15,000,000	15,644,535
U.S. Treasury Notes, 1.25%, 9/30/15	19,600,000	20,091,529
U.S. Treasury Notes, 1.25%, 10/31/15	8,900,000	9,123,888

TOTAL U.S. TREASURY SECURITIES (Cost $187,069,784)		187,219,724

CORPORATE BONDS — 39.8%

AEROSPACE AND DEFENSE — 0.9%
Boeing Co. (The), 1.875%, 11/20/12	500,000	502,578
L-3 Communications Corp., 6.375%, 10/15/15	237,000	242,777
Northrop Grumman Corp., 3.70%, 8/1/14	500,000	525,968
Raytheon Co., 1.40%, 12/15/14	1,000,000	1,015,323
United Technologies Corp., 1.20%, 6/1/15	2,000,000	2,025,006

		4,311,652

AUTOMOBILES — 2.0%
American Honda Finance Corp., 2.375%, 3/18/13(1)	1,000,000	1,012,227
American Honda Finance Corp., 1.85%, 9/19/14(1)	1,000,000	1,013,312
Daimler Finance North America LLC, 6.50%, 11/15/13	970,000	1,040,197
Daimler Finance North America LLC, VRN, 1.67%, 9/13/13(1)	1,000,000	1,006,268
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	1,000,000	1,069,586
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	1,000,000	1,030,556
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)	1,250,000	1,262,239
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,009,444
Volkswagen International Finance NV, 1.625%, 3/22/15(1)	700,000	702,982

		9,146,811

BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12	500,000	503,426
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	1,500,000	1,521,282

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	$1,000,000	$1,004,550
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13	1,355,000	1,413,837
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,406,058
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,015,033
SABMiller plc, 5.50%, 8/15/13(1)	1,110,000	1,161,675

		8,025,861

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 1.875%, 11/15/14	500,000	508,113

CAPITAL MARKETS — 0.3%
Mellon Funding Corp., 5.00%, 12/1/14	500,000	530,972
Northern Trust Corp., 4.625%, 5/1/14	970,000	1,038,514

		1,569,486

CHEMICALS — 0.8%
Ashland, Inc., 9.125%, 6/1/17	1,300,000	1,436,500
Dow Chemical Co. (The), 5.90%, 2/15/15	1,070,000	1,194,066
Ecolab, Inc., 2.375%, 12/8/14	1,000,000	1,033,687

		3,664,253

COMMERCIAL BANKS — 2.5%
Bank of Nova Scotia, 2.375%, 12/17/13	460,000	471,122
Bank of Nova Scotia, 1.85%, 1/12/15	1,000,000	1,016,733
Barclays Bank plc, 2.50%, 1/23/13	320,000	322,385
BB&T Corp., 5.70%, 4/30/14	500,000	542,865
BB&T Corp., MTN, 3.375%, 9/25/13	400,000	411,626
Capital One Financial Corp., 2.125%, 7/15/14	1,300,000	1,311,846
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	502,375
Fifth Third Bancorp., 6.25%, 5/1/13	640,000	666,716
HSBC Bank plc, 1.625%, 8/12/13(1)	1,000,000	1,005,011
Royal Bank of Canada, 1.45%, 10/30/14	1,300,000	1,317,391
US Bancorp., 2.00%, 6/14/13	330,000	334,830
US Bank N.A., 6.30%, 2/4/14	1,000,000	1,083,126
Wachovia Corp., MTN, 5.70%, 8/1/13	600,000	630,751
Wells Fargo & Co., 1.50%, 7/1/15	1,000,000	1,001,631
Westpac Banking Corp., 2.10%, 8/2/13	750,000	761,337

		11,379,745

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Waste Management, Inc., 6.375%, 11/15/12	850,000	866,733

COMPUTERS AND PERIPHERALS — 0.2%
Hewlett-Packard Co., 2.625%, 12/9/14	1,000,000	1,024,884

CONSUMER FINANCE — 1.7%
American Express Centurion Bank, 5.55%, 10/17/12	1,600,000	1,622,600
American Express Credit Corp., MTN, 1.75%, 6/12/15	1,000,000	1,012,225
Credit Suisse (New York), 5.50%, 5/1/14	380,000	403,066
Credit Suisse (New York), MTN, 5.00%, 5/15/13	1,100,000	1,134,587
HSBC Finance Corp., 6.375%, 11/27/12	785,000	801,690
HSBC Finance Corp., 4.75%, 7/15/13	300,000	309,737
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,002,527
John Deere Capital Corp., MTN, 1.875%, 6/17/13	500,000	506,759

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

John Deere Capital Corp., MTN, 1.25%, 12/2/14	$500,000	$506,964
SLM Corp., MTN, 5.00%, 10/1/13	420,000	434,700

		7,734,855

CONTAINERS AND PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16	1,000,000	1,093,750

DIVERSIFIED FINANCIAL SERVICES — 4.9%
Ally Financial, Inc., 4.50%, 2/11/14	1,000,000	1,016,250
Ally Financial, Inc., 8.30%, 2/12/15	210,000	229,425
Bank of America Corp., 4.50%, 4/1/15	2,900,000	2,991,518
Caterpillar Financial Services Corp., MTN, 4.85%, 12/7/12	500,000	509,478
Caterpillar Financial Services Corp., MTN, 1.10%, 5/29/15	1,000,000	1,006,456
Citigroup, Inc., 6.01%, 1/15/15	3,000,000	3,225,546
Deutsche Bank AG (London), 4.875%, 5/20/13	535,000	550,950
Deutsche Bank AG (London), 3.875%, 8/18/14	300,000	312,527
General Electric Capital Corp., 2.10%, 1/7/14	1,000,000	1,016,004
General Electric Capital Corp., 2.15%, 1/9/15	3,500,000	3,561,590
General Electric Capital Corp., MTN, 1.875%, 9/16/13	1,000,000	1,010,789
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,000,000	1,028,493
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14	1,000,000	1,043,259
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	400,000	417,917
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	200,000	200,256
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,000,032
Morgan Stanley, 2.875%, 1/24/14	1,800,000	1,780,547
UBS AG (Stamford Branch), 2.25%, 8/12/13	610,000	612,075

		22,513,112

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
British Telecommunications plc, 5.15%, 1/15/13	1,000,000	1,022,561
CenturyLink, Inc., Series L, 7.875%, 8/15/12	1,000,000	1,007,076
Deutsche Telekom International Finance BV, 5.25%, 7/22/13	1,300,000	1,357,212
Frontier Communications Corp., 6.25%, 1/15/13	1,200,000	1,230,750
Telecom Italia Capital SA, 5.25%, 11/15/13	500,000	502,500
Telefonica Emisiones SAU, 2.58%, 4/26/13	1,000,000	985,249
Verizon Communications, Inc., 1.95%, 3/28/14	1,000,000	1,022,575
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,013,000
Windstream Corp., 8.125%, 8/1/13	1,000,000	1,058,750

		9,199,673

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 7.75%, 3/1/14	384,000	418,560

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	572,500

FOOD AND STAPLES RETAILING — 0.5%
Delhaize Group SA, 5.875%, 2/1/14	1,000,000	1,053,504
Dollar General Corp., 4.125%, 7/15/17(2)	200,000	203,750

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Safeway, Inc., 5.80%, 8/15/12	$800,000	$804,566

		2,061,820

FOOD PRODUCTS — 1.3%
General Mills, Inc., 5.25%, 8/15/13	1,100,000	1,155,089
Kellogg Co., 4.25%, 3/6/13	1,104,000	1,130,603
Kraft Foods Group, Inc., 1.625%, 6/4/15(1)	2,000,000	2,022,882
Kraft Foods, Inc., 2.625%, 5/8/13	1,500,000	1,522,578
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	207,668

		6,038,820

GAS UTILITIES — 1.5%
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	841,074
Enterprise Products Operating LLC, 5.60%, 10/15/14	1,000,000	1,096,748
Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	500,000	504,883
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	500,000	524,497
Kinder Morgan Kansas, Inc., 6.50%, 9/1/12	219,000	220,325
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12	960,000	964,420
TransCanada PipeLines Ltd., 0.875%, 3/2/15	1,500,000	1,498,464
Williams Partners LP, 3.80%, 2/15/15	1,050,000	1,105,407

		6,755,818

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Baxter International, Inc., 1.80%, 3/15/13	1,000,000	1,008,747
CareFusion Corp., 4.125%, 8/1/12	1,330,000	1,333,584
Covidien International Finance SA, 1.875%, 6/15/13	1,000,000	1,010,112
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,002,151
St. Jude Medical, Inc., 2.20%, 9/15/13	1,000,000	1,016,772

		5,371,366

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Aristotle Holding, Inc., 2.75%, 11/21/14(1)	750,000	766,574
Aristotle Holding, Inc., 2.10%, 2/12/15(1)	1,500,000	1,515,814
Express Scripts, Inc., 6.25%, 6/15/14	1,000,000	1,094,000
HCA, Inc., 6.75%, 7/15/13	500,000	523,750
Medco Health Solutions, Inc., 6.125%, 3/15/13	500,000	518,305
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	324,800

		4,743,243

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16	2,000	2,228
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/1/17	550,000	607,750

		609,978

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12	500,000	507,979

HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 8.00%, 5/1/16	850,000	930,750

INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13	1,000,000	1,025,721

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Tyco Electronics Group SA, 1.60%, 2/3/15	$500,000	$502,470

		1,528,191

INSURANCE — 1.2%
American International Group, Inc., 3.65%, 1/15/14	640,000	654,077
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	1,000,000	1,014,819
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(1)	500,000	542,500
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	410,000	430,330
International Lease Finance Corp., 4.875%, 4/1/15	600,000	603,429
MetLife, Inc., 2.375%, 2/6/14	500,000	510,424
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,001,623
Prudential Financial, Inc., MTN, 3.625%, 9/17/12	400,000	402,331
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	200,000	202,000

		5,361,533

INTERNET SOFTWARE AND SERVICES — 0.2%
eBay, Inc., 0.875%, 10/15/13	1,000,000	1,006,226

IT SERVICES — 0.4%
International Business Machines Corp., 0.875%, 10/31/14	2,000,000	2,010,986

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	500,000	502,542
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14	1,000,000	1,022,451

		1,524,993

MACHINERY — 0.2%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,004,577

MEDIA — 2.4%
Comcast Cable Communications LLC, 7.125%, 6/15/13	500,000	529,124
Comcast Corp., 5.30%, 1/15/14	1,560,000	1,660,562
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	1,200,000	1,288,940
Discovery Communications LLC, 3.70%, 6/1/15	500,000	534,636
DISH DBS Corp., 7.00%, 10/1/13	750,000	791,250
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	410,000	449,975
Lamar Media Corp., 9.75%, 4/1/14	250,000	281,250
NBCUniversal Media LLC, 2.10%, 4/1/14	1,220,000	1,242,304
Time Warner Cable, Inc., 5.40%, 7/2/12	1,460,000	1,460,000
Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,319,430
Viacom, Inc., 4.375%, 9/15/14	1,500,000	1,606,676

		11,164,147

METALS AND MINING — 1.3%
Anglo American Capital plc, 2.15%, 9/27/13(1)	1,000,000	1,007,795
ArcelorMittal, 3.75%, 2/25/15	1,100,000	1,115,887
Barrick Gold Corp., 1.75%, 5/30/14	1,000,000	1,012,846
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)	700,000	717,500
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	1,000,000	1,051,023
Xstrata Canada Financial Corp., 2.85%, 11/10/14(1)	1,000,000	1,019,704

		5,924,755

MULTI-UTILITIES — 2.6%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)	800,000	868,000

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Carolina Power & Light Co., 6.50%, 7/15/12	$750,000	$751,248
CMS Energy Corp., 4.25%, 9/30/15	530,000	553,764
Commonwealth Edison Co., 1.625%, 1/15/14	980,000	993,661
Consolidated Edison Co. of New York, Inc., Series 02-A, 5.625%, 7/1/12	600,000	600,000
Dominion Resources, Inc., 5.70%, 9/17/12	1,000,000	1,010,280
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,031,971
DTE Energy Co., VRN, 1.17%, 9/4/12	960,000	961,817
Duke Energy Carolinas LLC, 5.625%, 11/30/12	250,000	255,076
Duke Energy Ohio, Inc., 5.70%, 9/15/12	500,000	505,047
Duke Energy Ohio, Inc., 2.10%, 6/15/13	250,000	253,850
FirstEnergy Solutions Corp., 4.80%, 2/15/15	425,000	451,500
Midamerican Energy Holdings Co., 5.875%, 10/1/12	1,000,000	1,012,631
Nisource Finance Corp., 6.15%, 3/1/13	500,000	517,119
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,000,000	1,076,219
Sempra Energy, 8.90%, 11/15/13	100,000	110,108
Sempra Energy, 2.00%, 3/15/14	1,163,000	1,181,775

		12,134,066

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13	500,000	518,177

OIL, GAS AND CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp., 5.75%, 6/15/14	600,000	645,247
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	454,509
Canadian Natural Resources Ltd., 5.15%, 2/1/13	420,000	430,682
Cenovus Energy, Inc., 4.50%, 9/15/14	1,300,000	1,388,929
Encana Corp., 4.75%, 10/15/13	1,000,000	1,041,140
EOG Resources, Inc., 2.95%, 6/1/15	400,000	420,232
Forest Oil Corp., 8.50%, 2/15/14	50,000	52,250
Newfield Exploration Co., 6.625%, 4/15/16	1,000,000	1,026,250
Peabody Energy Corp., 7.375%, 11/1/16	400,000	442,000
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/15	1,000,000	1,017,626
Petrohawk Energy Corp., 7.875%, 6/1/15	1,000,000	1,040,368
Phillips 66, 1.95%, 3/5/15(1)	1,000,000	1,007,944
Sabine Pass LNG LP, 7.25%, 11/30/13	100,000	104,000

		9,071,177

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)	920,000	1,015,747

PERSONAL PRODUCTS — 0.5%
Procter & Gamble Co. (The), 0.70%, 8/15/14	1,300,000	1,304,195
Procter & Gamble Co. (The), 4.85%, 12/15/15	1,000,000	1,134,615

		2,438,810

PHARMACEUTICALS — 0.8%
AstraZeneca plc, 5.40%, 9/15/12	500,000	504,907
GlaxoSmithKline Capital plc, 0.75%, 5/8/15	1,000,000	1,000,729
Roche Holdings, Inc., 5.00%, 3/1/14(1)	127,000	135,566
Sanofi, 1.20%, 9/30/14	950,000	961,402
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	500,000	510,489

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	$400,000	$425,224

		3,538,317

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
American Tower Corp., 4.625%, 4/1/15	600,000	635,590
Boston Properties LP, 5.00%, 6/1/15	500,000	543,694
Developers Diversified Realty Corp., 5.375%, 10/15/12	745,000	745,900
ERP Operating LP, 5.20%, 4/1/13	475,000	489,258
HCP, Inc., 2.70%, 2/1/14	1,000,000	1,016,442
Simon Property Group LP, 5.75%, 12/1/15	1,000,000	1,118,352

		4,549,236

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, MTN, 6.30%, 6/1/13	400,000	413,427

ROAD AND RAIL — 0.6%
Burlington Northern Santa Fe LLC, 5.90%, 7/1/12	750,000	750,000
CSX Corp., 5.75%, 3/15/13	600,000	620,151
Norfolk Southern Corp., 5.26%, 9/17/14	121,000	132,301
Union Pacific Corp., 4.875%, 1/15/15	1,275,000	1,389,847

		2,892,299

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp., 1.50%, 11/1/13	670,000	678,497

SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	105,166
Intuit, Inc., 5.75%, 3/15/17	200,000	229,226
Oracle Corp., 3.75%, 7/8/14	650,000	690,597

		1,024,989

SPECIALTY RETAIL — 0.3%
Home Depot, Inc. (The), 5.25%, 12/16/13	1,400,000	1,493,957

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 8.00%, 12/15/16	700,000	774,375

TOBACCO — 0.4%
Altria Group, Inc., 4.125%, 9/11/15	800,000	869,090
Philip Morris International, Inc., 4.875%, 5/16/13	400,000	414,936
UST, Inc., 6.625%, 7/15/12	400,000	400,666

		1,684,692

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,500,000	1,606,531
Vodafone Group plc, 5.00%, 12/16/13	1,320,000	1,399,884

		3,006,415

TOTAL CORPORATE BONDS (Cost $181,769,481)		183,809,351

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 5.7%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	$1,176,856	$1,246,276
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.93%, 7/1/12	1,301,420	1,221,371
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	300,403	308,431
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	263,328	275,324
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	487,825	506,294
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	76,446	76,922
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.70%, 7/1/12	59,473	54,449
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35	263,327	264,085
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	320,240	323,883
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.66%, 7/21/12	1,000,000	993,056
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	449,303	472,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	534,058	551,860
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	588,322	619,691
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 7/1/12	575,211	589,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	189,743	189,730
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	227,836	231,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	299,823	300,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 7/1/12	939,123	948,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	266,826	268,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36	103,768	104,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 7/1/12	1,263,089	1,096,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 5.37%, 7/1/12	946,596	769,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	304,888	316,679

		11,730,149

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	$184,377	$192,934
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.54%, 7/15/12	81,965	81,979
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,000,000	1,046,116
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	463,022	477,675
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18	102,442	103,198
FHLMC, Series 2989, Class CN, 4.50%, 2/15/23	98,082	98,457
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	812,563	861,840
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,000,000	2,122,240
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,000,000	1,058,824
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,500,000	2,746,094
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,165,000	2,326,509
FNMA, Series 2006-60, Class KF, VRN, 0.55%, 7/25/12	3,212,318	3,221,228
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	192,679	194,385

		14,531,479

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,974,369)		26,261,628

U.S. GOVERNMENT AGENCY SECURITIES — 4.2%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.6%
FHLB, 3.625%, 10/18/13	4,000,000	4,171,288
FHLB, 0.875%, 12/27/13	1,500,000	1,512,460
FHLB, 0.375%, 1/29/14	1,975,000	1,976,542
FHLMC, 0.375%, 11/27/13	1,500,000	1,501,688
FHLMC, 0.625%, 12/29/14	2,000,000	2,008,914
FHLMC, 2.875%, 2/9/15	1,800,000	1,912,174
FNMA, 0.70%, 9/19/14	2,000,000	2,001,374
FNMA, 0.50%, 7/2/15	1,650,000	1,649,185

		16,733,625

GOVERNMENT-BACKED CORPORATE BONDS(4) — 0.6%
Ally Financial, Inc., 1.75%, 10/30/12	1,500,000	1,507,443
Citigroup Funding, Inc., 1.875%, 10/22/12	1,200,000	1,205,986

		2,713,429

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $19,328,954)		19,447,054

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.5%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39	152,970	155,250

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	$442,687	$446,899
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/12	550,000	614,908
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/12	450,000	482,815
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 7/1/12	70,526	70,499
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.39%, 7/1/12	300,000	303,104
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 7/1/12	525,000	568,451
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 7/1/12	220,648	226,216
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 7/1/12	1,200,000	1,278,363
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/12	400,000	399,638
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B, VRN, 5.10%, 7/1/12	700,000	706,800
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 7/1/12	452,000	463,594
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	1,435,275	1,453,888
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/12	325,000	348,611
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	830,000	896,473
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	375,000	405,863
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	550,000	577,298
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/11/12	600,000	639,321
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	1,236,898	1,286,403
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/12	700,000	753,100
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/12	600,000	653,249
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	140,210	140,734
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 7/1/12	360,716	360,798
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	171,912	173,765
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,850,000	1,988,859

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 7/1/12	$800,000	$869,836

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,053,039)		16,264,735

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 3.1%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
FHLMC, VRN, 2.60%, 7/15/12	1,558,944	1,625,958
FHLMC, VRN, 2.69%, 7/15/12	1,834,482	1,916,743
FHLMC, VRN, 3.56%, 7/15/12	1,469,179	1,547,257
FHLMC, VRN, 3.71%, 7/15/12	1,773,964	1,874,535
FHLMC, VRN, 4.02%, 7/15/12	1,087,620	1,153,384
FHLMC, VRN, 6.15%, 7/15/12	557,008	604,294
FNMA, VRN, 3.10%, 7/25/12	1,871,355	1,962,765
FNMA, VRN, 3.34%, 7/25/12	634,504	666,393
FNMA, VRN, 3.37%, 7/25/12	1,570,248	1,653,051
FNMA, VRN, 3.49%, 7/25/12	27,203	29,119
FNMA, VRN, 3.59%, 7/25/12	1,035,852	1,096,093

		14,129,592

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
FHLMC, 5.50%, 12/1/36	28,984	31,706
FNMA, 5.00%, 7/1/20	91,738	99,356
FNMA, 5.50%, 7/1/36	20,196	22,068

		153,130

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,988,883)		14,282,722

MUNICIPAL SECURITIES — 0.5%

California GO, 5.25%, 4/1/14	1,000,000	1,073,580
Illinois GO, 4.42%, 1/1/15	1,000,000	1,053,100
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(5)	400,000	414,096

TOTAL MUNICIPAL SECURITIES (Cost $2,402,031)		2,540,776

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%

CANADA — 0.1%
Province of Ontario Canada, 1.375%, 1/27/14	408,000	413,442

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

MULTI-NATIONAL — 0.4%
European Investment Bank, 0.875%, 12/15/14	$2,000,000	$2,008,310

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,408,426)		2,421,752

ASSET-BACKED SECURITIES(3) — 0.4%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	437,082	444,809
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	592,632	592,868
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	604,572	616,459

TOTAL ASSET-BACKED SECURITIES (Cost $1,634,445)		1,654,136

TEMPORARY CASH INVESTMENTS — 3.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $5,638,481), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $5,531,096)		5,531,050
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $5,656,008), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $5,531,096)		5,531,050
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $1,408,531), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $1,382,770)		1,382,763
SSgA U.S. Government Money Market Fund	4,943,174	4,943,174

TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,388,037)		17,388,037

TOTAL INVESTMENT SECURITIES — 102.0% (Cost $468,017,449)		471,289,915

OTHER ASSETS AND LIABILITIES — (2.0)%		(9,130,222)

TOTAL NET ASSETS — 100.0%		$462,159,693

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,248,500	CHF for EUR	UBS AG	7/27/12	$1,316,107	$(18,188)
331,867	EUR for CHF	Deutsche Bank	7/27/12	420,057	2,685
627,851	EUR for SEK	Deutsche Bank	7/27/12	794,696	13,209
545,179	EUR for SEK	UBS AG	7/27/12	690,055	4,982
5,039,400	SEK for EUR	UBS AG	7/27/12	727,859	28,865
19,300	AUD for USD	Barclays Bank plc	7/27/12	19,709	1,020
11,800	AUD for USD	Barclays Bank plc	7/27/12	12,050	192
133,200	AUD for USD	Westpac Group	7/27/12	136,021	(656)
1,466,800	CAD for USD	Barclays Bank plc	7/27/12	1,439,967	(42,832)

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

175,200	CAD for USD	Barclays Bank plc	7/27/12	171,995	3,770
83,100	CAD for USD	Barclays Bank plc	7/27/12	81,580	598
85,700	CAD for USD	Westpac Group	7/27/12	84,132	496
15,300	CHF for USD	Barclays Bank plc	7/27/12	16,129	190
18,100	CHF for USD	Barclays Bank plc	7/27/12	19,080	277
9,093,749	GBP for USD	Deutsche Bank	7/27/12	14,241,340	(117,508)
1,171,483,101	KRW for USD	HSBC Holdings plc	7/27/12	1,021,677	(3,377)
569,200	NOK for USD	Barclays Bank plc	7/27/12	95,603	2,246
533,200	NOK for USD	Barclays Bank plc	7/27/12	89,557	1,406
4,388,200	NOK for USD	Deutsche Bank	7/27/12	737,047	(25,058)
34,400	NZD for USD	Barclays Bank plc	7/27/12	27,492	1,513
18,000	NZD for USD	Barclays Bank plc	7/27/12	14,385	164
218,500	NZD for USD	Westpac Group	7/27/12	174,623	(3,924)
6,013,300	SEK for USD	Barclays Bank plc	7/27/12	868,524	(18,250)
825,200	SEK for USD	Barclays Bank plc	7/27/12	119,187	4,454
494,700	SEK for USD	Barclays Bank plc	7/27/12	71,451	1,334
488,600	SGD for USD	HSBC Holdings plc	7/27/12	385,709	(5,171)
7,673,400	TWD for USD	HSBC Holdings plc	7/27/12	257,331	(3,580)

				$24,033,363	$(171,143)
(Value on Settlement Date $24,204,506)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,040,122	EUR for CHF	UBS AG	7/27/12	$1,316,523	$17,772
398,400	CHF for EUR	Deutsche Bank	7/27/12	419,973	(2,601)
5,505,000	SEK for EUR	Deutsche Bank	7/27/12	795,108	(13,621)
4,879,900	SEK for EUR	UBS AG	7/27/12	704,822	(19,750)
557,950	EUR for SEK	UBS AG	7/27/12	706,219	(7,224)
664,200	CHF for USD	UBS AG	7/27/12	700,167	25,239
451,009	EUR for USD	Barclays Bank plc	7/27/12	570,860	21,383
133,700	EUR for USD	Barclays Bank plc	7/27/12	169,229	(2,114)
80,100	EUR for USD	Barclays Bank plc	7/27/12	101,386	(1,462)
55,000	EUR for USD	Westpac Group	7/27/12	69,616	(218)
56,700	GBP for USD	Barclays Bank plc	7/27/12	88,795	(1,526)
17,300	GBP for USD	Barclays Bank plc	7/27/12	27,093	(155)
9,366,266	GBP for USD	Deutsche Bank	7/27/12	14,668,117	246,069
16,900	GBP for USD	Westpac Group	7/27/12	26,466	(85)
136,271,300	JPY for USD	Barclays Bank plc	7/27/12	1,705,360	(15,404)
3,463,000	JPY for USD	Barclays Bank plc	7/27/12	43,338	962
11,322,100	JPY for USD	Barclays Bank plc	7/27/12	141,690	336
45,293,700	JPY for USD	Westpac Group	7/27/12	566,826	8,697

				$22,821,588	$256,298
(Value on Settlement Date $23,077,886)

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Barclays Bank plc/CDX North America High Yield 11 Index	$249,000	Sell*	5.00%	12/20/13	$(16,871)	$24,874	$8,003

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $19,800,396, which represented 4.3% of total net assets.

(2)	When-issued security.
(3)	Final maturity date indicated, unless otherwise noted.
(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Short Duration - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$187,219,724	—
Corporate Bonds	—	183,809,351	—
Collateralized Mortgage Obligations	—	26,261,628	—
U.S. Government Agency Securities	—	19,447,054	—
Commercial Mortgage-Backed Securities	—	16,264,735	—
U.S. Government Agency Mortgage-Backed Securities	—	14,282,722	—
Municipal Securities	—	2,540,776	—
Sovereign Governments and Agencies	—	2,421,752	—
Asset-Backed Securities	—	1,654,136	—
Temporary Cash Investments	$4,943,174	12,444,863	—

Total Value of Investment Securities	$4,943,174	$466,346,741	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$85,155	—
Swap Agreements	—	24,874	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$110,029	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$468,017,449
Gross tax appreciation of investments	$3,548,456
Gross tax depreciation of investments	(275,990)
Net tax appreciation (depreciation) of investments	$3,272,466

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2012